UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number (811-05037)
Professionally Managed Portfolios
(Exact name of registrant as specified in charter)
615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)
Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)
(626) 914-7383
Registrant’s telephone number, including area code
Date of fiscal year end: June 30
Date of reporting period: June 30, 2010

Item 1.  Report to Stockholders.

BROWN ADVISORY FUNDS

ANNUAL REPORTS

May 31, 2010
&
June 30, 2010

Brown Advisory Growth Equity Fund

Brown Advisory Value Equity Fund

Brown Advisory Flexible Value Fund

Brown Advisory Small-Cap Growth Fund

Brown Cardinal Small Companies Fund

Brown Advisory Small-Cap Fundamental Value Fund

Brown Advisory Opportunity Fund

Brown Advisory Core International Fund
(May 31, 2010 only)

Brown Advisory Maryland Bond Fund

Brown Advisory Intermediate Income Fund

The views in this report contained herein were those of the Funds’ investment advisor, Brown Investment Advisory Incorporated, and/or a Fund’s sub-advisor as of May 31, 2010 and June 30, 2010 and may not reflect their views on the date this report is first published or anytime thereafter. This report may contain discussions about certain investments both held and not held in the portfolio as of May 31, 2010 or June 30, 2010 . All current and future holdings are subject to risk and are subject to change. While these views are intended to assist shareholders in understanding their investment in each Fund, they do not constitute investment advice, are not a guarantee of future performance and are not intended as an offer or solicitation with respect to the purchase or sale of any security. Performance figures include the reinvestment of dividend and capital gain distributions.

Brown Advisory Growth Equity Fund
A Message to our Shareholders, May 31, 2010	1
A Message to our Shareholders, June 30, 2010	3
Performance Chart and Analysis	4
Schedule of Investments, May 31, 2010	5
Schedule of Investments, June 30, 2010	6
Brown Advisory Value Equity Fund
A Message to our Shareholders, May 31, 2010	7
A Message to our Shareholders, June 30, 2010	9
Performance Chart and Analysis	11
Schedule of Investments, May 31, 2010	12
Schedule of Investments, June 30, 2010	13
Brown Advisory Flexible Value Fund
A Message to our Shareholders, May 31, 2010	14
A Message to our Shareholders, June 30, 2010	16
Performance Chart and Analysis	18
Schedule of Investments, May 31, 2010	19
Schedule of Investments, June 30, 2010	20
Brown Advisory Small-Cap Growth Fund
A Message to our Shareholders, May 31, 2010	21
A Message to our Shareholders, June 30, 2010	23
Performance Chart and Analysis	25
Schedule of Investments, May 31, 2010	26
Schedule of Investments, June 30, 2010	27
Brown Cardinal Small Companies Fund
A Message to our Shareholders, May 31, 2010	28
A Message to our Shareholders, June 30, 2010	30
Performance Chart and Analysis	32
Schedule of Investments, May 31, 2010	33
Schedule of Investments, June 30, 2010	34
Brown Advisory Small-Cap Fundamental Value Fund
A Message to our Shareholders, May 31, 2010	36
A Message to our Shareholders, June 30, 2010	38
Performance Chart and Analysis	40
Schedule of Investments, May 31, 2010	41
Schedule of Investments, June 30, 2010	42
Brown Advisory Opportunity Fund
A Message to our Shareholders, May 31, 2010	44
A Message to our Shareholders, June 30, 2010	46
Performance Chart and Analysis	48
Schedule of Investments, May 31, 2010	49
Schedule of Investments, June 30, 2010	50
Brown Advisory Core International Fund
A Message to our Shareholders, May 31, 2010	51
Performance Chart and Analysis	53
Schedule of Investments, May 31, 2010	54
Brown Advisory Maryland Bond Fund
A Message to our Shareholders, May 31, 2010	55
A Message to our Shareholders, June 30, 2010	56
Performance Chart and Analysis	57
Schedule of Investments, May 31, 2010	58
Schedule of Investments, June 30, 2010	63
Brown Advisory Intermediate Income Fund
A Message to our Shareholders, May 31, 2010	70
A Message to our Shareholders, June 30, 2010	71
Performance Chart and Analysis	72
Schedule of Investments, May 31, 2010	73
Schedule of Investments, June 30, 2010	76
Statements of Assets and Liabilities	80
Statements of Operations	82
Statements of Changes in Net Assets	88
Financial Highlights	94
Notes to Financial Statements	101
Report of Independent Registered Accounting Firm	116
Additional Information	118
EX-99.CODE ETH
EX-99.CERT
EX-99.906CERT

Dear Shareholder:

Over the course of the past year, the Brown Advisory family of funds has undergone a number of significant changes that we believe will allow us to serve our shareholders better. These changes are summarized below.

In April 2010, we selected Professionally Managed Portfolios Trust as the Funds’ platform, replacing the Forum Funds Trust. This change provided the opportunity to migrate to a new group of service providers, including U.S. Bancorp as our fund administrator and Quasar as the distributor for the Brown Advisory family of funds. We believe that the Professionally Managed Portfolios Trust and our new service providers are appropriately aligned with our client-first philosophy and the services that we believe are most critical in creating a first-class client experience for shareholders.

We have also decided to change our fiscal year end from May 31 to June 30, in order to coincide with the fiscal periods that investment advisors typically use for reporting purposes. As a result, you will see that the enclosed annual report includes audited data for both our May 31, 2010 year end and our new June 30, 2010 year end. Going forward, our reporting will be based on calendar quarters.

In addition, we decided to liquidate our Core International Fund in June 2010. As shareholders will note, the performance of this Fund has not been up to our standards in recent years, and we have found other, more attractive, international investment solutions for our clients. As the Fund had experienced significant redemptions over the last year or so, we felt it appropriate to liquidate the remaining assets and distribute the cash to shareholders.

Finally, in January 2010, we changed the name of the Brown Small-Cap Value Fund to the Brown Cardinal Small Companies Fund in order to more accurately reflect the Fund’s investment style, which is a blend of value and growth. The new name also recognizes Cardinal Capital, which has been the sub advisor of the Fund since its inception in 2006.

As we look ahead, the investment outlook presents a mixed picture, reflecting the cross-currents of a sluggish global economic recovery, continued recessionary influences, easy monetary policy, historically low interest rates, and what we believe are reasonable equity valuations. Our portfolio managers are focused on finding attractive investment opportunities in each of their respective disciplines, and we remain committed to our goal of providing favorable investment results.

Sincerely,

Brown Investment Advisory Incorporated

Mutual Fund investing involves risk. Principal loss is possible.

Glossary of Terms

Gross Domestic Product (GDP) is the monetary value of all the goods and services produced by an economy over a specified period. It includes consumption, government purchases, investments, and exports minus imports.

Barclays Capital (formerly Lehman Brothers) 1-10 Year Blended Municipal Bond Index is a market index of high quality, domestic fixed income securities with maturities of less than 10 years.

Barclays Capital (formerly Lehman Brothers) Municipal Bond Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds.

Barclays Capital (formerly Lehman Brothers) Intermediate U.S. Aggregate Bond Index represents domestic taxable investment-grade bonds with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities with average maturities and durations in the intermediate range. This index represents a sector of the Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index.

Barclays Capital (formerly Lehman Brothers) Intermediate Government/Credit Bond Index represents intermediate and long-term government and investment-grade corporate debt securities having maturities of greater than one year.

Barclays Capital (formerly Lehman Brothers) U.S. Corporate High Yield Bond Index is a widely-recognized, market value-weighted index which covers the universe of fixed-rate, non-investment grade debt.

Barclays Capital (formerly Lehman Brothers) U.S. Corporate Investment Grade Index is composed of publicly issued U.S. dollar-denominated, investment grade, SEC-registered corporate bonds issued by industrial, utility, and financial companies. All bonds have at least one year to maturity.

G-20 (more formally, the Group of Twenty Finance Ministers and Central Bank Governors) is a group of finance ministers and central bank governors from 20 economies: 19 of the world’s largest national economies, plus the European Union.

Russell 1000® Growth Index measures the performance of the large-cap growth segment of the of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book and higher forecasted growth values.

Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.

Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-value ratios and higher forecasted growth values.

Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index measures the performance of the 3,000 largest U.S. companies representing approximately 98% of the investable U.S. equity market.

Morgan Stanley Capital Index, Europe, Australiasia and Far East Index (“MCSI EAFE Index”) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

S&P 500 Index (“S&P 500”) is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

Earnings growth is a measure of growth in a company’s net income over a specific period, often one year. The term can apply to actual data from previous periods or estimated data for future periods.

Earnings per share (EPS) is calculated by taking the total earnings divided by the number of shares outstanding.

EBITDA is the Earnings Before Interest, Taxes, Depreciation and Amortization. An approximate measure of a company’s operating cash flow based on data from the company’s income statement.

Free Cash Flow is the operating cash flows (net income plus amortization and depreciation) minus capital expenditures and dividends. Free cash flow is the amount of cash that a company has left over after it has paid all of its expenses, including investments.

Price to earnings ratio (P/E) is a common tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the earnings per share.

The broad based market indexes referenced in the following management commentaries are considered representative of their indicated market, the indexes are unmanaged and do not reflect the deduction of fees, such as, investment management and fund accounting fees, or taxes associated with a mutual fund. Investors cannot invest directly in an index.

The Trouble Asset Relief Program (“TARP”) is a program of the U.S. government to purchase assets and equity from financial institutions in order to strengthen its financial sector.

Brown Advisory Growth Equity Fund
A Message to Our Shareholders
May 31, 2010

Dear Shareholder:

During the fiscal year ended May 31, 2010, the Brown Advisory Growth Equity Fund Institutional Shares (the “Fund”) rose 32.69%. This compares favorably to the Fund’s stated benchmark, the Russell 1000 Growth Index, which climbed 21.59%.

The Fund’s philosophy remains unchanged: our goal is to identify and own what we view as outstanding companies with prospects for growth rates considerably higher than that of the broader market. Growth can come from many avenues, but some of the characteristics that we find many of our companies share are large and growing addressable markets, differentiated products or services that should provide a sustained competitive advantage and business models that appear superior to industry competition. Lastly, when we have identified a business in which we would like to invest, we are patient enough to wait until pricing is attractive and the stock’s potential reward significantly outweighs its risk.

Looking back, the market’s steady climb from the March 2009 lows has been quite remarkable. Certainly, many interesting business models reached fire-sale prices as the economic woes peaked. The turning point in sentiment sparked a broad-based recovery, with many stocks doubling as the worst of fears ebbed. However, even after impressive gains, we are still below the market peak reached in 2007, and in our view, valuations do not yet represent a headwind.

While our biggest contributors over the past year have very diverse business models and are impacted by disparate earnings drivers, a common thread is that they are all technology-oriented companies. Our top contributor, Intuitive Surgical, a health care stock, develops and markets highly technologically-advanced surgical robotics. Intuitive Surgical’s products allow doctors to perform surgeries that are minimally invasive, thus reducing the risk of infection and recovery times, which leads to better patient outcomes. Technology holdings round out our top five contributors: Apple Inc., Cognizant Technology, Salesfore.com, and NetApp Inc.. Our investment process attempts to take advantage of mis-pricings of stocks relative to their earnings potential, and so as the markets sold off indiscriminately during the worst of the financial crisis, we were able us to invest in very high-quality companies at what turned out to be attractive valuations.

Two of our biggest detractors are relatively new holdings. For separate reasons, though, we have confidence in the prospects for each; ABB, a leader in the power generation and distribution business, should benefit as electric grids are built out in the face of global population growth, particularly in the emerging economies. Amphenol, a name we have owned in the past and with which we are very familiar, operates in end markets that are leveraged to an economic recovery, specifically information technology and communications, which account for roughly 60% of the Company’s revenues. Other detractors include: Qualcomm, the global leader in cellular communication and data transmission technology; Charles Schwab, which has excelled at attracting new advisors to its platforms but is hampered by the low interest rate environment; and Electronic Arts, which is no longer held in the Fund and is a name we have outlined in the past.

While we are pleased that the Fund has done well both on an absolute basis and relative to its stated benchmark, we continue to look for new and interesting ideas. Our process is continual. We are diligent in re-evaluating our current holdings and are always seeking opportunities to upgrade the portfolio, which we hope will lead to superior shareholder returns. We thank you for your continued support and look forward to fiscal 2011.

Sincerely,

Kenneth M. Stuzin, CFA
Portfolio Manager

Past performance is not a guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. Investments in smaller and medium capitalization companies generally carry greater risk than is customarily associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. The Fund may invest in ETFs, which may trade at a discount to the

Brown Advisory Growth Equity Fund
A Message to Our Shareholders
May 31, 2010

aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments provided in this report.

Definitions for terms and indices are provided in the Glossary of Terms.

Brown Advisory Growth Equity Fund
A Message to Our Shareholders
June 30, 2010

During the month ended June 30, 2010, the Brown Advisory Growth Equity Fund Institutional Shares (the “Fund”) declined 3.85%. This figure compares to the Fund’s stated benchmark, the Russell 1000 Growth Index, which fell 5.51% during the same period.

The following chart shows the average sector weight and performance for the month of June.

	Portfolio		Russell 1000 Growth
	Avg. Weight	Total Return	Avg. Weight	Total Return
Sector	(%)	(%)	(%)	(%)
Information Technology	35.00	-3.58	32.22	-6.20
Industrials	18.34	-2.32	11.24	-5.98
Consumer Discretionary	6.54	-8.12	11.44	-9.06
Materials	—	—	3.87	-6.02
Energy	8.94	-5.02	4.66	-4.06
Utilities	—	—	0.76	-5.39
Health Care	16.56	-2.69	14.78	-1.82
Financials	8.07	-7.06	5.33	-7.50
Telecommunication Services	—	—	0.66	2.06
Consumer Staples	6.55	-3.88	15.04	-2.38

The Fund’s top contributors to and detractors from performance during the month include:

	Avg. Weight	Total Return	Contribution
Contribution to Return	(%)	(%)	(%)
Three Highest	10.05	5.81	0.52
Stericycle Inc.	3.84	11.87	0.42
Accenture Plc	3.14	3.01	0.06
ABB Ltd. ADS	3.07	1.59	0.04

Five Lowest	15.76	-10.74	-1.69
Jacobs Engineering Group Inc.	3.27	-12.74	-0.42
Google Inc. (Cl A)	4.02	-8.38	-0.34
Coach Inc.	3.35	-10.76	-0.33
Charles Schwab Corp.	2.48	-13.22	-0.33
FMC Technologies Inc.	2.63	-9.44	-0.27

There were no changes to the portfolio during the month.

We remain confident in our investment philosophy, which is based on bottom-up, fundamental research and disciplined security selection. Despite an unsettled investment environment, we are optimistic that our approach should provide strong relative performance in the period ahead. We thank you for your continued support and look forward to fiscal 2011.

Sincerely,

Kenneth M. Stuzin, CFA
Portfolio Manager

Past performance is not a guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. Investments in smaller and medium capitalization companies generally carry greater risk than is customarily associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. The Fund may invest in ETFs, which may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments provided in this report.

Definitions for terms and indices are provided in the Glossary of Terms.

Brown Advisory Growth Equity Fund
Performance Chart and Analysis
May 31, 2010 and June 30, 2010

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

The following chart reflects the change in value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Fund and measured against a broad-based securities market index. The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book and higher forecasted growth values. The S&P 500 Index is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks. The indexes are unmanaged and do not reflect the deduction of fees, such as investment management and fund accounting fees, or taxes associated with a mutual fund. Investors cannot invest directly in an index.

Average Annual Total Return	One	Three	Five	Ten
as of 5/31/10	Year	Year	Year	Year
A Shares (with sales charge)[1,2]	27.50%	-3.00%	3.05%	-0.76%
Institutional Shares[3]	32.69%	-1.37%	4.18%	-0.22%
Russell 1000® Growth Index	21.59%	-5.61%	1.45%	-3.90%
S&P 500 Index	20.99%	-8.69%	0.31%	-0.82%

	A Shares	Institutional Shares
Gross Expense Ratio[4]	1.54%	1.08%
Net Expense Ratio[4]	1.54%	1.08%

Average Annual Total Return	One	Three	Five	Ten
as of 6/30/10	Year	Year	Year	Year
A Shares (with sales charge)[1,2]	18.93%	-4.20%	2.12%	-1.17%
Institutional Shares[3]	23.79%	-2.62%	3.24%	-0.63%
Russell 1000® Growth Index	13.62%	-6.91%	0.38%	-5.14%
S&P 500 Index	14.43%	-9.81%	-0.79%	-1.59%

	A Shares	Institutional Shares
Gross Expense Ratio[4]	1.54%	1.08%
Net Expense Ratio[4]	1.54%	1.08%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 800-540-6807. The performance table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investment performance reflects contractual fee waivers in effect through September 30, 2012. Without these waivers, performance would have been lower.

[1]	Performance information for A Shares, prior to commencement of operations on May 18, 2006, is based on the performance of Institutional Shares, and adjusted for the higher expense applicable to A Shares and reflects the deduction of the maximum front-end sales load of 3.50%.
[2]	Commenced operations on April 25, 2006.
[3]	Institutional Shares redeemed or exchanged within fourteen days of purchase will be charged a fee of 1.00%, subject to limited exceptions.
[4]	Per the Fund’s prospectus dated April 12, 2010.

Brown Advisory Growth Equity Fund
Schedule of Investments
May 31, 2010

Shares	Security Description	Value $

Common Stocks — 96.5%

Consumer Discretionary — 6.5%
87,270	Coach, Inc.	3,587,669
87,705	Urban Outfitters, Inc.*	3,183,692

		6,771,361

Consumer Staples — 6.4%
110,887	Alberto-Culver Co.	3,051,610
60,971	Costco Wholesale Corp.	3,551,561

		6,603,171

Energy — 8.8%
49,599	Canadian Natural Resources, Ltd.	3,445,147
50,302	FMC Technologies, Inc.*	2,925,060
48,811	Schlumberger, Ltd.	2,740,738

		9,110,945

Financials — 4.3%
68,341	Bank of New York Mellon Corp.	1,858,875
159,352	Charles Schwab Corp.	2,603,812

		4,462,687

Health Care — 15.9%
63,122	Allergan, Inc.	3,799,313
69,163	Covance, Inc.*	3,649,040
54,167	DaVita, Inc.*	3,435,813
47,440	IDEXX Laboratories, Inc.*	3,000,105
8,089	Intuitive Surgical, Inc.*	2,610,887

		16,495,158

Industrials — 15.1%
173,812	ABB, Ltd.	2,956,542
33,540	Danaher Corp.	2,662,405
80,912	Jacobs Engineering Group, Inc.*	3,378,885
52,136	Roper Industries, Inc.	3,024,932
61,391	Stericycle, Inc.*	3,598,740

		15,621,504

Information Technology — 39.5%
105,103	Accenture PLC — Class A	3,943,465
60,500	Amphenol Corp. — Class A	2,565,200
18,433	Apple, Inc.*	4,740,230
135,644	Cisco Systems, Inc.*	3,141,515
66,172	Citrix Systems, Inc.*	2,885,761
57,372	Cognizant Technology Solutions Corp. — Class A*	2,870,895
106,474	Genpact Limited*	1,798,346
8,007	Google, Inc. — Class A*	3,884,836
17,269	Mastercard, Inc. — Class A	3,484,366
74,362	NetApp, Inc.*	2,801,960
94,614	QUALCOMM, Inc.	3,364,474
29,273	Salesforce.com, Inc.*	2,532,993
96,174	Trimble Navigation, Ltd.*	2,763,079

		40,777,120

Total Common Stocks (Cost $80,104,838) 99,841,946

Short Term Investment — 2.8%

Money Market Fund — 2.8%
2,906,492	AIM Liquid Assets Portfolio Institutional Class, 0.13%#	2,906,492

Total Short Term Investment (Cost $2,906,492)		2,906,492

Total Investments — 99.3% (Cost $83,011,330)		102,748,438
Other Assets in Excess of Liabilities — 0.7%		674,498

NET ASSETS — 100.0%		$103,422,936

PORTFOLIO HOLDINGS
% of Net Assets

Information Technology	39.5%
Health Care	15.9%
Industrials	15.1%
Energy	8.8%
Consumer Discretionary	6.5%
Consumer Staples	6.4%
Financials	4.3%
Money Market	2.8%
Other Assets and Liabilities	0.7%

100.0%

* Non-Income Producing
# Seven-day yield.

The accompanying notes are an integral part of these financial statements.

Brown Advisory Growth Equity Fund
Schedule of Investments
June 30, 2010

Shares	Security Description	Value $

Common Stocks — 97.1%

Consumer Discretionary — 6.1%
84,752	Coach, Inc.	3,097,686
91,453	Urban Outfitters, Inc.*	3,145,068

		6,242,754

Consumer Staples — 6.4%
115,623	Alberto-Culver Co.	3,132,227
63,575	Costco Wholesale Corp.	3,485,817

		6,618,044

Energy — 8.8%
103,435	Canadian Natural Resources, Ltd.	3,437,145
52,450	FMC Technologies, Inc.*	2,762,017
50,896	Schlumberger, Ltd.	2,816,585

		9,015,747

Financials — 4.2%
81,446	Bank of New York Mellon Corp.	2,010,902
166,153	Charles Schwab Corp.	2,356,049

		4,366,951

Health Care — 16.3%
65,818	Allergan, Inc.	3,834,557
72,117	Covance, Inc.*	3,701,044
56,480	DaVita, Inc.*	3,526,611
49,466	IDEXX Laboratories, Inc.*	3,012,479
8,435	Intuitive Surgical, Inc.*	2,662,255

		16,736,946

Industrials — 15.6%
181,235	ABB, Ltd.	3,131,741
69,946	Danaher Corp.	2,596,396
84,367	Jacobs Engineering Group, Inc.*	3,074,333
54,363	Roper Industries, Inc.	3,042,153
64,013	Stericycle, Inc.*	4,197,973

		16,042,596

Information Technology — 39.7%
85,690	Accenture PLC — Class A	3,311,918
63,083	Amphenol Corp. — Class A	2,477,900
19,220	Apple, Inc.*	4,834,407
141,437	Cisco Systems, Inc.*	3,014,022
68,999	Citrix Systems, Inc.*	2,913,828
65,943	Cognizant Technology Solutions Corp. — Class A*	3,301,107
130,054	Genpact Limited*	2,019,739
8,658	Google, Inc. — Class A*	3,852,377
18,005	Mastercard, Inc. — Class A	3,592,537
77,532	NetApp, Inc.*	2,892,719
98,655	QUALCOMM, Inc.	3,239,831
30,523	Salesforce.com, Inc.*	2,619,484
100,281	Trimble Navigation, Ltd.*	2,807,868

		40,877,737

Total Common Stocks (Cost $84,245,687)		99,900,775

Short Term Investment — 4.2%

Money Market Fund — 4.2%

4,350,913	AIM Liquid Assets Portfolio Institutional Class, 0.13% #	4,350,913

Total Short Term Investment (Cost $4,350,913)		4,350,913

Total Investments — 101.3% (Cost $88,596,600)		104,251,688
Liabilities in Excess of Other Assets — (1.3)%		(1,335,703)

NET ASSETS — 100.0%		$102,915,985

PORTFOLIO HOLDINGS
% of Net Assets

Information Technology	39.7%
Health Care	16.3%
Industrials	15.6%
Energy	8.8%
Consumer Staples	6.4%
Consumer Discretionary	6.1%
Financials	4.2%
Money Market	4.2%
Other Assets and Liabilities	(1.3)%

100.0%

*	Non-Income Producing
#	Seven-day yield.

The accompanying notes are an integral part of these financial statements.

Brown Advisory Value Equity Fund
A Message to Our Shareholders
May 31, 2010

During the fiscal year ended May 31, 2010, the Brown Advisory Value Equity Fund Institutional Shares (the “Fund”) posted a positive return of 24.52%. During the same period, the Russell 1000 Value Index (the “Index”) increased 22.98% and the S&P 500 Index increased by 20.99%. Since inception on January 28, 2003, the Fund has recorded an annualized return of 5.35% versus the Index return of 6.11% and the S&P 500’s return of 5.39%. For the five year period ended May 31, 2010, the Fund returned -0.90% versus the Index return of -0.28% and the S&P 500’s return of 0.31%, for the same period. The Fund’s gross expense ratio is 0.99%.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Performance shown is for the Institutional Class shares. Performance for other share classes will vary. Shares redeemed or exchanged within fourteen days of purchase will be charged a fee of 1.00%, subject to limited exceptions. Performance data quoted does ot reflect the redemption fee. If reflected, returns would be reduced. For the most recent month-end performance, please call 800-540-6807.

Leading contributors to performance this fiscal year included Eaton Corp., American Express Co., Franklin Resources Inc., Dover Corp. and Illinois Tool Works Inc. Performance detractors during the fiscal year were Transocean Ltd., Total S.A., Tidewater Inc., Harsco Corp. and Exxon Mobil Corp.

Positions in the following companies were eliminated: BAC Capital Trust 6.875% 8/02/55 Series Preferred, BB&T Corp., BHP Billiton Ltd., Diageo PLC, Devon Energy Corp., Darden Restaurants Inc., eBay Inc., Franklin Resources, Inc., Illinois Tool Works, Inc., Jacobs Engineering Group Inc., Kraft Foods Inc., Nokia Corp., Sherwin-Williams Co., Sigma-Aldrich Corp., Talisman Energy Inc., Tiffany & Co., and TJX Cos.

During the year, we initiated positions in ACE Ltd., Darden Restaurants Inc., eBay Inc., Exxon Mobil Corp., Harris Corp., Harsco Corp., Jacobs Engineering Group Inc., Lender Processing Services, Inc., Medtronic Inc., Northrop Grumman Corp., Qualcomm Inc., Tidewater Inc. and Transocean Ltd.

Economic sensitivity was “on sale” big time a year ago, but in our opinion, today it is not. Accordingly, we have been reducing successful cyclical positions, rather than increasing them. Our general thoughts are that the economic picture remains very uncertain as old issues (real estate, credit, unemployment, and government intervention) are joined by new ones (sovereign debt). Equity valuations, in contrast to a year ago, now price in far more robust expectations. As low expectations investors, we find this climate less comfortable, as new ideas are harder to find. We are meeting this challenge by: (1) carefully reviewing the business, financial and valuation risks we are assuming in each investment we own; and (2) continuing to work on ideas that may come into “radar range” should equity markets become more accommodative.

That is not to say that we are categorically disinterested in cyclical companies. We are intrigued when the price we are paying for a cyclical opportunity with a market leader discounts minimal expectations. Two recent examples of this type of thinking are our additions to current positions such as Harsco and Transocean.

We continue to be especially vigilant with respect to the risks we are assuming in the portfolio. In our view, the cumulative low expectations nature of our holdings, their solid business fundamentals and their attractive reward/risk ratios continue to offer encouraging reward potential.

Technology’s performance continues to be equally vexing. The companies appear to be in fabulous financial condition, have decent prospects, yet continue to trade at depressed valuations. Residents of the ten worst list included: Accenture, Cisco and Microsoft. We continue to believe that such companies offer solid prospects with very manageable risks. We are actively looking at ideas here as well.

Meanwhile, we continue on the path we have described for most of this year. In general terms, we have been reducing our cyclical exposure while adding to stocks with more reliable business characteristics and lower valuations. So far, this transition has not been rewarding. However, as second-half comparisons get more difficult, we believe the “wisdom” of this strategic shift should become more apparent. Over the past month, we have added to such holdings as: Air Products, Becton Dickinson, Cisco, Dell, Lender Processing Services, McCormick, Medtronic, Merck, Microsoft, Qualcomm, and Symantec. In order to fund these purchases, we reduced existing positions in such holdings as: American Express, Dover, Harris, Johnson & Johnson, M&T Bank, and Norfolk Southern. Stocks with substantial stock performance (all residents of the best performers list) such as Darden Restaurants, Jacobs Engineering, and Sherwin Williams were divested.

Brown Advisory Value Equity Fund
A Message to Our Shareholders
May 31, 2010

Currently trading at around 11x estimated 2010 EPS, we continue to believe that this group of proven, financially strong, global businesses offers a very attractive reward/risk profile.

Sincerely,

Richard M. Bernstein, CFA
Portfolio Manager

Mutual fund investing involves risk. Principal loss is possible. Investments in medium capitalization companies generally carry greater risk than is customarily associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock. The value of the Fund’s investment s in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. The Fund may invest in ETFs, which may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Investments in foreign securities entail certain risks not associated with investments in domestic securities, such as volatility of currency exchange rates, and in some cases, political and economic instability and relatively illiquid markets.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments provided in this report.

Definitions for terms and indices are provided in the Glossary of Terms.

Brown Advisory Value Equity Fund
A Message to Our Shareholders
June 30, 2010

During the month ended June 30, 2010, the Brown Advisory Value Equity Fund Institutional Shares (the “Fund”) declined 4.47%. This figure compares to the Fund’s stated benchmark, the Russell 1000 Value Index, which fell 5.63% during the same period.

The following chart shows the average sector weight and performance for the month of June.

	Portfolio		Russell 1000 Value
	Avg. Weight	Total Return	Avg. Weight	Total Return
Sector	(%)	(%)	(%)	(%)
Financials	16.20	-0.93	26.27	-6.61
Consumer Discretionary	0.69	0.42	10.38	-10.15
Health Care	14.16	-1.78	9.05	-2.23
Materials	7.06	-4.90	3.90	-8.80
Energy	18.39	-5.33	16.66	-6.24
Industrials	18.00	-6.84	10.43	-7.94
Consumer Staples	5.17	-1.68	6.22	-2.44
Information Technology	20.33	-6.91	5.12	-7.87
Telecommunication Services	—	—	5.17	-0.97
Utilities	—	—	6.80	-0.51

The Fund’s top five contributors to and detractors from performance during the month include:

	Avg. Weight	Total Return	Contribution
Contribution to Return	(%)	(%)	(%)
Five Highest	13.79	3.81	0.48
Merck & Co Inc	4.51	4.93	0.21
ACE Ltd.	3.68	4.72	0.15
Accenture Plc	2.72	3.01	0.07
Oceaneering International Inc.	0.94	2.39	0.03
Johnson & Johnson	1.94	1.30	0.02

Five Lowest	14.43	-10.65	-1.60
Microsoft Corp.	3.28	-10.81	-0.36
Snap-On Inc.	4.47	-7.44	-0.34
Harsco Corp.	2.27	-13.63	-0.32
Bank of New York Mellon Corp.	3.19	-9.23	-0.31
Transocean Ltd.	1.23	-17.53	-0.28

Changes to the portfolio during the month include four deletions and four additions:

Position Changes	Sector

Deletions
M&T Bank Corp.	Financials
Staples Inc.	Consumer Discretionary
Symantec Corp.	Information Technology
Transocean Ltd.	Energy

Additions
CA Inc.	Information Technology
National Oilwell Varco Inc.	Energy
Oceaneering International Inc.	Energy

We remain confident in our investment philosophy, which is based on bottom-up, fundamental research and disciplined security selection. Despite an unsettled investment environment, we are optimistic that our approach should provide strong relative performance in the period ahead. We thank you for your continued support and look forward to fiscal 2011.

Sincerely,

Richard M. Bernstein, CFA
Portfolio Manager

Brown Advisory Value Equity Fund
A Message to Our Shareholders
June 30, 2010

Mutual fund investing involves risk. Principal loss is possible. Investments in medium capitalization companies generally carry greater risk than is customarily associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock. The value of the Fund’s investment s in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. The Fund may invest in ETFs, which may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Investments in foreign securities entail certain risks not associated with investments in domestic securities, such as volatility of currency exchange rates, and in some cases, political and economic instability and relatively illiquid markets.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments provided in this report.

Definitions for terms and indices are provided in the Glossary of Terms.

Brown Advisory Value Equity Fund
Performance Chart and Analysis
May 31, 2010 and June 30, 2010

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

The following chart reflects the change in value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Fund, and measured against a broad-based securities market index. The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The S&P 500 Index is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks. The indexes are unmanaged and do not reflect the deduction of fees, such as investment management and fund accounting fees, or taxes associated with a mutual funds. Investors cannot invest directly in an index.

Average Annual Total Return	One	Three	Five	Since Inception
as of 5/31/10	Year	Year	Year	(1/28/03)
A Shares (with sales charge)[1,2]	19.79%	-11.92%	-2.03%	4.54%
Institutional Shares[3]	24.52%	-10.43%	-0.90%	5.35%
Russell 1000® Value Index	22.98%	-11.32%	-0.28%	6.11%
S&P 500 Index	20.99%	-8.69%	0.31%	5.39%

	A Shares	Institutional Shares
Gross Expense Ratio[4]	1.45%	0.99%
Net Expense Ratio[4]	1.45%	0.99%

Average Annual Total Return	One	Three	Five	Since Inception
as of 6/30/10	Year	Year	Year	(1/28/03)
A Shares (with sales charge)[1,2]	13.39%	-13.08%	-3.03%	3.83%
Institutional Shares[3]	18.09%	-11.61%	-1.90%	4.64%
Russell 1000® Value Index	16.92%	-12.32%	-1.64%	5.21%
S&P 500 Index	14.43%	-9.81%	-0.79%	4.56%

	A Shares	Institutional Shares
Gross Expense Ratio[4]	1.45%	0.99%
Net Expense Ratio[4]	1.45%	0.99%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 800-540-6807. The performance table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investment performance reflects contractual fee waivers in effect through September 30, 2012. Without these waivers, performance would have been lower.

[1]	Performance information for A Shares, prior to commencement of operations on April 25, 2006, is based on the performance of Institutional Shares, and adjusted for the higher expense applicable to A Shares and reflects the deduction of the maximum front-end sales load of 3.50%.
[2]	Commenced operations on April 25, 2006.
[3]	Institutional Shares redeemed or exchanged within fourteen days of purchase will be charged a fee of 1.00%, subject to limited exceptions.
[4]	Per the Fund’s prospectus dated April 12, 2010.

Brown Advisory Value Equity Fund
Schedule of Investments
May 31, 2010

Shares	Security Description	Value $

Common Stocks — 95.7%

Consumer Discretionary — 5.4%
151,810	Snap-on, Inc.	6,710,003
68,000	Staples, Inc.	1,463,360

		8,173,363

Consumer Staples — 4.9%
113,900	McCormick & Co, Inc.[1]	4,393,123
49,450	Procter & Gamble Co.	3,020,901

		7,414,024

Energy — 16.2%
55,350	Canadian Natural Resources, Ltd.	3,844,611
52,270	Diamond Offshore Drilling, Inc.	3,298,237
95,965	Exxon Mobil Corp.	5,802,044
120,185	Tidewater, Inc.	5,024,935
98,045	Total S.A. ADR	4,571,838
37,955	Transocean Ltd.*	2,154,705

		24,696,370

Financials — 16.0%
104,370	Ace, Ltd.	5,130,829
75,905	American Express Co.	3,026,332
134,415	Assurant, Inc.	4,664,201
177,115	Bank of New York Mellon Corp.	4,817,528
105,950	Chubb Corp.	5,322,928
18,313	M&T Bank Corp.	1,451,122

		24,412,940

Health Care — 13.4%
56,105	Becton, Dickinson & Co.	4,000,287
49,840	Johnson & Johnson	2,905,672
143,905	Medtronic, Inc.	5,638,197
188,185	Merck & Co., Inc.	6,339,953
23,722	Waters Corp.*	1,623,534

		20,507,643

Industrials — 13.7%
39,535	3M Co.	3,135,521
69,580	Deere & Co.	4,013,374
79,070	Dover Corp.	3,549,452
30,780	Eaton Corp.	2,153,061
128,090	Harsco Corp.	3,485,329
26,885	Norfolk Southern Corp.	1,517,927
50,605	Northrop Grumman Corp.	3,061,096

		20,915,760

Information Technology — 19.4%
104,370	Accenture PLC — Class A	3,915,963
177,115	Cisco Systems, Inc.*	4,101,983
211,905	Dell, Inc.*	2,824,694
63,255	Harris Corp.	2,967,292
98,045	Lender Processing Services, Inc.	3,327,647
186,600	Microsoft Corp.	4,814,280
132,835	QUALCOMM, Inc.	4,723,612
208,740	Symantec Corp.*	2,957,846

		29,633,317

Materials — 6.7%
72,855	Air Products & Chemicals, Inc.	5,031,366
143,905	EI Du Pont de Nemours & Co.	5,205,044

		10,236,410

Total Common Stocks (Cost $134,283,371)		145,989,827

Short Term Investment — 4.7%

Money Market Fund — 4.7%
7,193,806	AIM Liquid Assets Portfolio Institutional Class, 0.13%#	7,193,806

Total Short Term Investment (Cost $7,193,806)		7,193,806

Total Investments — 100.4% (Cost $141,477,177)		153,183,633
Liabilities in Excess of Other Assets — (0.4)%		(650,198)

NET ASSETS — 100.0%		$152,533,435

PORTFOLIO HOLDINGS
% of Net Assets

Information Technology	19.4%
Energy	16.2%
Financials	16.0%
Industrials	13.7%
Health Care	13.4%
Materials	6.7%
Consumer Discretionary	5.4%
Consumer Staples	4.9%
Money Market	4.7%
Other Assets and Liabilities	(0.4)%

100.0%

* Non-Income Producing
# Seven-day yield.

ADR American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Brown Advisory Value Equity Fund
Schedule of Investments
June 30, 2010

Shares	Security Description	Value $

Common Stocks — 98.2%

Consumer Discretionary — 4.4%
151,810	Snap-on, Inc.	6,210,547

Consumer Staples — 5.2%
113,900	McCormick & Co, Inc.	4,323,644
49,450	Procter & Gamble Co.	2,966,011

		7,289,655

Energy — 18.1%
110,700	Canadian Natural Resources, Ltd.	3,678,561
63,215	Diamond Offshore Drilling, Inc.	3,931,341
95,965	Exxon Mobil Corp.	5,476,722
41,615	National-Oilwell Varco, Inc.*	1,376,208
33,060	Oceaneering International, Inc.*	1,484,394
120,185	Tidewater, Inc.	4,653,563
108,595	Total S.A. ADR	4,847,681

		25,448,470

Financials — 16.2%
104,370	Ace, Ltd.	5,372,967
75,905	American Express Co.	3,013,429
134,415	Assurant, Inc.	4,664,201
177,115	Bank of New York Mellon Corp.	4,372,969
105,950	Chubb Corp.	5,298,559

		22,722,125

Health Care — 14.3%
62,490	Becton, Dickinson & Co.	4,225,574
43,950	Johnson & Johnson	2,595,687
143,905	Medtronic, Inc.	5,219,435
188,185	Merck & Co., Inc.	6,580,829
23,722	Waters Corp.*	1,534,813

		20,156,338

Industrials — 13.1%
39,535	3M Co.	3,122,870
60,565	Deere & Co.	3,372,259
71,850	Dover Corp.	3,002,612
26,200	Eaton Corp.	1,714,528
128,090	Harsco Corp.	3,010,115
26,885	Norfolk Southern Corp.	1,426,249
50,605	Northrop Grumman Corp.	2,754,936

		18,403,569

Information Technology — 20.0%
104,370	Accenture PLC — Class A	4,033,900
146,770	CA, Inc.*	2,700,568
192,480	Cisco Systems, Inc.*	4,101,749
240,765	Dell, Inc.*	2,903,626
63,255	Harris Corp.	2,634,571
98,045	Lender Processing Services, Inc.	3,069,789
186,600	Microsoft Corp.	4,293,666
132,835	QUALCOMM, Inc.	4,362,302

		28,100,171

Materials — 6.9%
72,855	Air Products & Chemicals, Inc.	4,721,733
143,905	EI Du Pont de Nemours & Co.	4,977,674

		9,699,407

Total Common Stocks (Cost $132,386,731)		138,030,282

Short Term Investment — 1.8%

Money Market Fund — 1.8%
2,540,220	AIM Liquid Assets Portfolio Institutional Class, 0.13%#	2,540,220

Total Short Term Investment (Cost $2,540,220)		2,540,220

Total Investments — 100.0% (Cost $134,926,951)		140,570,502
Other Assets in Excess of Liabilities — 0.0%		6,630

NET ASSETS — 100.0%		$140,577,132

PORTFOLIO HOLDINGS
% of Net Assets

Information Technology	20.0%
Energy	18.1%
Financials	16.2%
Health Care	14.3%
Industrials	13.1%
Materials	6.9%
Consumer Staples	5.2%
Consumer Discretionary	4.4%
Money Market	1.8%
Other Assets and Liabilities	0.0%

100.0%

*	Non-Income Producing
#	Seven-day yield.

The accompanying notes are an integral part of these financial statements.

Brown Advisory Flexible Value Fund
A Message to Our Shareholders
May 31, 2010

For the 12-month period ended May 31, 2010, the Brown Advisory Flexible Value Fund Institutional Shares returned 24.39%, exceeding the S&P 500 return of 20.99%.

Stock prices have come a long way back from their lows reached in March 2009 during the Fund’s previous fiscal period. Notice, we wrote “stock prices” rather than “stock values.” In a world of continuous price quotes, it is easy to forget that these are not the same. We should think of price as the cash realizable immediately under the prevailing market conditions and value as the cash realizable over a long period from holding the security (i.e., the present value of future cash to be received). Return is the link between price and value over time. Price can be known with near certainty (the last trade) but values must be estimated with various degrees of uncertainty. Thus did Oscar Wilde so aptly put the investor’s and the cynic’s condition as knowing the price of everything and the value of nothing.

In the first calendar quarter of 2009, the economy and the investment markets’ conditions were simply haywire. For the U.S. at the time, this was an unsustainably bad situation that should have gotten better—and it did. Problems remain both in the U.S. and internationally and will continue to linger, but hopefully these will be addressed in an orderly fashion rather than the panic of a year or so ago. The gap between the prices of businesses then and their long-term values was large, suggesting high future returns, but investors had to have courage, patience and cash to take advantage of it. We expect that the more recent volatility in the markets should provide us with good opportunities for investment.

Despite the gains in stock prices over the past year, prospective returns from U.S. equities are still attractive in our view. Price-to-earnings ratios for stocks are in line with long-term averages and well below their extremes of a decade ago. Owing to the high valuations at the start of the period, U.S. equity returns have been poor and have greatly lagged the bond market for the last 10 years. Equity valuations already seem to reflect the prospect of higher interest rates: the median P/E ratio on current year earnings is roughly 14X for the S&P 500 companies versus a 30.4X equivalent for a 10-year U.S. government bond yielding 3.29% in May. It is not hard to find examples of stocks of large, well-recognized companies with a history of secure and growing dividends yielding the same or more than 5-year government bonds of 2.1%. After going sideways for 10 years while earnings continued to grow, the stocks of many large U.S. companies now sell at moderate valuations from which long-term compounding of returns can resume.

The majority of the work we do as portfolio managers for the Fund is selecting individual companies for investment. This involves a lot of sifting of information to identify the best ones, in our view, in which to invest. We look for companies with sustainable business advantages that have produced good economics over time, and we seek to invest in them when market action presents them as investment bargains. Good economics means a favorable return on the investment of capital used to create or sustain the business. Sustainably good economics usually result in growth of business value over time from participation in the expansion of the markets served and the application of the cash generated within the business. Investment bargain means a greater gap between the price and our estimate of long-term value than exists for the average security.

We can illustrate business advantage by looking at MasterCard, the Fund’s largest holding. MasterCard’s business advantage is the small number of competitors in its electronic payments networks business. There is Visa (another Fund holding), the largest, followed by MasterCard, then American Express (also held in the Fund) and Discover as a very distant fourth competitor. It would be very hard to start another network since it would require the simultaneous development of both businesses to accept the card and consumers to use it. Just look at the challenges Discover, which launched its business almost 30 years ago, has had in gaining wide acceptance against the others who started the industry 25 years before that. A small number of competitors and barriers to new ones is usually a recipe for good business economics. MasterCard and Visa also benefit from the increasing preference of consumers to pay electronically (either credit or debit) for their purchases. Have you paid for parking or coffee recently with a card?

With respect to the specific holdings that impacted the Fund’s performance during the fiscal period, American Express Co., a market leading global payments, network and travel company, CarMax Inc., the largest retailer of used cars and Walt Disney Co., a diversified entertainment and media company, were the strongest contributors to the Fund’s returns. These three holdings significantly outperformed the market in the last twelve months after declining in the prior twelve month fiscal period because of concerns about the effect of a weak economy on consumer related companies. The Fund continues to hold all three companies because they have excellent prospects, good management, and very strong competitive positions.

The largest performance detractors to the Fund included Exxon Mobil Corp., a major integrated oil and gas company, Artio Global Investors, Inc., an international investment advisor and Transocean Ltd., an offshore oil and gas drilling contractor. The Fund continues to hold all three as we believe these companies at their current market prices are undervalued due to short-term concerns and uncertainties.

Brown Advisory Flexible Value Fund
A Message to Our Shareholders
May 31, 2010

Transocean was the owner of the Deepwater Horizon drilling rig that was destroyed in the explosion in the Gulf of Mexico. We bought shares in the company after the accident and the stock’s decline. Often, more investment opportunities are presented when problems are discovered than when they are solved. We believe that as owner of the rig, but not the operator of the well, Transocean’s liability for the damage from the oil in the Gulf will be limited and that while the situation is tragic, it does not change the long-term need for oil. Major new sources of oil can be found offshore and as the largest deepwater driller, Transocean will likely participate in this drilling activity. The disaster in the Gulf is regrettable and has proved much larger than early estimates, but we see return potential in Transocean’s shares from the depressed price and an expectation of drilling resumption in the future.

We appreciate the confidence that you have placed in us. Please note that we are not only managers of the Fund but are also meaningful shareholders of the Fund. We remind you that we do not intend to do anything with your money that we would not do with our own.

Sincerely,

R. Hutchings Vernon
Portfolio Manager

Michael L. Foss
Portfolio Manager

Nina K. Yudell
Portfolio Manager

Past performance is not a guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. The Flexible Value Fund may invest in securities of foreign issuers. Investments in such securities entail certain risks not associated with investments in domestic securities, such as volatility of currency exchange rates, and in some cases, political and economic instability and relatively illiquid markets. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. The Fund may invest in ETFs, which may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Investments in smaller companies generally carry greater risk than is customarily associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer term debt securities.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments provided in this report.

Definitions for terms and indices are provided in the Glossary of Terms.

Brown Advisory Flexible Value Fund
A Message to Our Shareholders
June 30, 2010

For the one-month period ended June 30, 2010, the Brown Advisory Flexible Value Fund Institutional Shares returned -3.69%, exceeding the S&P 500 return of -5.23%.

U.S. equity markets declined in June, and U.S. Treasury bonds rallied. Equity markets experienced their first real “consolidation” of the significant gains since March 2009 but both stocks and bonds reflected a moderation in economic growth and concerns over future progress.

Yields on U.S. government bonds recently crossed below 1%, 3% and 4% levels at the three, ten, and thirty-year maturities, respectively. The bond bulls have been winning recently but the valuation on long-term bonds seems high versus equities. The valuation (i.e., the inverse of the yield) for $1 of U.S. bond interest income is 33 times for the 10-year and 25 times for the 30-year bond. One dollar of earnings from stocks is currently valued at about 13 times using the S&P 500 as a proxy. Government bonds are guaranteed to mature at par. Stocks have no maturity but offset this disadvantage with the prospect of earnings growth through retained earnings and inflationary offsets. It is rare to see such a wide gap in the valuation between stocks and bonds. In prior reports, we have discussed how the disappointing returns from stocks over the past decade resulted largely from their very high starting valuations ten years ago. In the next ten years, we can see the potential for long-maturity bonds as the disappointing asset given these starting valuations.

Our view is that U.S. stocks remain attractive, especially now, given their recent decline and the upward movement in bonds. However, if stocks are such bargains, when will they go up again? In the short run, much depends on the psychology of market participants. In the longer term, fundamentals (earnings, dividends, valuation, growth and opportunity), and the economic backdrop (employment, capital investment, interest rates, taxation and demographics) join with psychology in this interactive equation. We remain attracted to the relative cheapness of stocks, and expect that we should be able to add value to the market’s return through our investment selection.

With respect to the specific holdings that impacted the Fund’s performance during the short, one month fiscal period ended June, Berkshire Hathaway, an insurance and business conglomerate best known as Warren Buffett’s company, Magellan Midstream Partners L.P., the energy pipeline and storage company and Merck, the global pharmaceutical company were the strongest contributors to the Fund’s returns. These three holdings significantly outperformed the market in the last month. The Fund continues to hold all three companies because they offer good value, have excellent prospects, good management, and strong competitive positions.

The largest performance detractors from the Fund included Google, Inc, the online search engine, Wells Fargo & Co., a banking and financial services company and Lowe’s Co., the home improvement retailer. The Fund continues to hold all three of these industry leading companies as we believe at their current market prices they are undervalued due to short-term concerns and uncertainties.

Sincerely,

R. Hutchings Vernon
Portfolio Manager

Michael L. Foss
Portfolio Manager

Nina K. Yudell
Portfolio Manager

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible. The Flexible Value Fund may invest in securities of foreign issuers. Investments in such securities entail certain risks not associated with investments in domestic securities, such as volatility of currency exchange rates, and in some cases, political and economic instability and relatively illiquid markets. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the

Brown Advisory Flexible Value Fund
A Message to Our Shareholders
June 30, 2010

value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. The Fund may invest in ETFs, which may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Investments in smaller companies generally carry greater risk than is customarily associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer term debt securities.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments provided in this report.

Definitions for terms and indices are provided in the Glossary of Terms.

Brown Advisory Flexible Value Fund
Performance Chart and Analysis
May 31, 2010 and June 30, 2010

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

The following charts reflect the change in value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Fund, and measured against the broad-based securities market index. The S&P 500 (“Index”) is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks. The Index is unmanaged and does not reflect the deduction of fees, such as investment management and fund accounting fees, or taxes associated with a mutual funds. Investors cannot invest directly in an index.

Average Annual Total Return	One	Three	Since Inception
as of 5/31/10	Year	Year	(11/30/06)
A Shares (with sales charge)[1,2]	17.95%	-12.98%	-8.55%
Institutional Shares[3,4]	24.39%	-11.22%	-6.94%
S&P 500 Index	20.99%	-8.69%	-5.94%
			-4.88%

	A Shares	Institutional Shares
Gross Expense Ratio[5]	1.85%	1.65%
Net Expense Ratio[5]	1.35%	1.15%

Average Annual Total Return	One	Three	Since Inception
as of 6/30/10	Year	Year	(11/30/06)
A Shares (with sales charge)[1,2]	12.48%	-13.61%	-9.33%
Institutional Shares[3,4]	18.56%	-11.85%	-7.76%
S&P 500 Index	14.43%	-9.81%	-7.26%
			-6.19%

	A Shares	Institutional Shares
Gross Expense Ratio[5]	1.85%	1.65%
Net Expense Ratio[5]	1.35%	1.15%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 800-540-6807. The performance table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investment performance reflects contractual fee waivers in effect through September 30, 2012. Without these waivers, performance would have been lower.

[1]	Performance information for A Shares, prior to commencement of operations on January 24, 2007, is based on the performance of Institutional Shares, and adjusted for the higher expense applicable to A Shares and reflects the deduction of the maximum front-end sales load of 4.75%.
[2]	Commenced operations on January 24, 2007 and reflects the deduction of the maximum front-end sales load of 4.75%.
[3]	Commenced operations on November 30, 2006.
[4]	Institutional Shares redeemed or exchanged within fourteen days of purchase will be charged a fee of 1.00%, subject to limited exceptions.
[5]	Per the Fund’s prospectus dated April 12, 2010.

Brown Advisory Flexible Value Fund
Schedule of Investments
May 31, 2010

Shares	Security Description	Value $

Common Stocks — 96.0%

Consumer Discretionary — 14.0%
10,740	Carmax, Inc.*	233,380
23,885	Comcast Corp. — Class A	432,080
13,890	Lowe’s Cos., Inc.	343,778
8,265	Scripps Networks Interactive, Inc. — Class A	373,413
12,160	Staples, Inc.	261,683
8,431	TJX Cos., Inc.	383,273
17,805	Walt Disney Co.	595,042

		2,622,649

Consumer Staples — 8.6%
6,565	Costco Wholesale Corp.	382,411
17,910	Kraft Foods, Inc. — Class A	512,226
6,880	Pepsico, Inc.	432,683
5,550	Wal-Mart Stores, Inc.	280,608

		1,607,928

Energy — 13.5%
3,400	Canadian Natural Resources, Ltd.	236,164
9,555	Exxon Mobil Corp.	577,696
8,303	Kinder Morgan Management, LLC*	459,903
12,030	Magellan Midstream Partners, LP	526,673
5,830	Occidental Petroleum Corp.	481,033
4,465	Transocean Ltd.*	253,478

		2,534,947

Financials — 20.1%
12,770	American Express Co.	509,140
9,089	Artio Global Investors, Inc.	168,056
28,870	Bank of America Corp.	454,414
13,070	Bank of New York Mellon Corp.	355,504
12,126	Berkshire Hathaway, Inc. — Class B*	855,489
9,705	Charles Schwab Corp.	158,580
4,750	Franklin Resources, Inc.	465,927
1,845	Goldman Sachs Group, Inc.	266,160
19,240	Wells Fargo Co.	551,996

		3,785,266

Health Care — 8.3%
4,895	Johnson & Johnson	285,379
4,500	Medtronic, Inc.	176,310
11,870	Merck & Co., Inc.	399,899
15,700	Pfizer, Inc.	239,111
9,055	Wellpoint, Inc.*	464,522

		1,565,221

Industrials — 8.6%
12,770	Canadian National Railway Co.	732,615
7,670	United Technologies Corp.	516,805
11,883	WABCO Holdings, Inc.*	361,243

		1,610,663

Information Technology — 17.9%
1,518	Google, Inc. — Class A*	736,503
6,800	Hewlett Packard Co.	312,868
1,825	International Business Machines Corp.	228,600
7,100	Lender Processing Services, Inc.	240,974
5,090	Mastercard, Inc. — Class A	1,027,010
7,080	Microsoft Corp.	182,664
8,145	Paychex, Inc.	232,458
6,300	QUALCOMM, Inc.	224,028
2,280	Visa, Inc. — Class A	165,209

		3,350,314

Materials — 1.3%
3,141	Sherwin-Williams Co.	240,695

Telecommunication Services — 3.7%
4,400	Millicom International Cellular SA	351,692
10,440	SBA Communications Corp. — Class A*	344,833

		696,525

Total Common Stocks (Cost $16,803,650) 18,014,208

Warrants — 0.5%
12,000	Wells Fargo Co., Strike Price: $34.01; Expires: October 2018*	102,000

Total Warrants (Cost $92,400) 102,000

Short Term Investment — 3.4%

Money Market Fund — 3.4%
629,758	AIM Liquid Assets Portfolio Institutional Class, 0.13%#	629,758

Total Short Term Investment (Cost $629,758)		629,758

Total Investments — 99.9% (Cost $17,525,808)		18,745,966
Other Assets in Excess of Liabilities — 0.1%		23,269

NET ASSETS — 100.0%		$18,769,235

PORTFOLIO HOLDINGS
% of Net Assets

Financials	20.1%
Information Technology	17.9%
Consumer Discretionary	14.0%
Energy	13.5%
Industrials	8.6%
Consumer Staples	8.6%
Health Care	8.3%
Telecommunication Services	3.7%
Money Market	3.4%
Materials	1.3%
Warrants	0.5%
Other Assets and Liabilities	0.1%

100.0%

*	Non-Income Producing
#	Seven-day yield.

The accompanying notes are an integral part of these financial statements.

Brown Advisory Flexible Value Fund
Schedule of Investments
June 30, 2010

Shares	Security Description	Value $

Common Stocks — 93.3%

Consumer Discretionary — 13.0%
9,177	Aarons, Inc.	156,651
10,740	Carmax, Inc.*	213,726
23,885	Comcast Corp. — Class A	414,882
13,890	Lowe’s Cos., Inc.	283,634
8,265	Scripps Networks Interactive, Inc. — Class A	333,410
8,560	Staples, Inc.	163,068
8,431	TJX Cos., Inc.	353,680
17,805	Walt Disney Co.	560,858

		2,479,909

Consumer Staples — 8.1%
6,565	Costco Wholesale Corp.	359,958
17,910	Kraft Foods, Inc. — Class A	501,480
6,880	Pepsico, Inc.	419,336
5,550	Wal-Mart Stores, Inc.	266,789

		1,547,563

Energy — 13.9%
6,800	Canadian Natural Resources, Ltd.	225,964
4,000	Diamond Offshore Drilling, Inc.	248,760
9,555	Exxon Mobil Corp.	545,303
6,703	Kinder Morgan Management, LLC*	379,323
12,030	Magellan Midstream Partners, LP	562,402
5,830	Occidental Petroleum Corp.	449,785
5,235	Transocean Ltd.*	242,538

		2,654,075

Financials — 19.2%
12,770	American Express Co.	506,969
9,089	Artio Global Investors, Inc.	143,061
28,870	Bank of America Corp.	414,862
13,070	Bank of New York Mellon Corp.	322,698
12,126	Berkshire Hathaway, Inc. — Class B*	966,321
9,705	Charles Schwab Corp.	137,617
4,750	Franklin Resources, Inc.	409,404
1,845	Goldman Sachs Group, Inc.	242,193
19,240	Wells Fargo Co.	492,544

		3,635,669

Health Care — 8.3%
4,895	Johnson & Johnson	289,099
6,000	Medtronic, Inc.	217,620
11,870	Merck & Co., Inc.	415,094
15,700	Pfizer, Inc.	223,882
9,055	Wellpoint, Inc.*	443,061

		1,588,756

Industrials — 8.4%
12,770	Canadian National Railway Co.	732,742
7,670	United Technologies Corp.	497,860
11,883	WABCO Holdings, Inc.*	374,077

		1,604,679

Information Technology — 17.6%
1,518	Google, Inc. — Class A*	675,434
6,800	Hewlett Packard Co.	294,304
1,825	International Business Machines Corp.	225,351
7,100	Lender Processing Services, Inc.	222,301
5,090	Mastercard, Inc. — Class A	1,015,607
7,080	Microsoft Corp.	162,911
8,145	Paychex, Inc.	211,526
11,200	QUALCOMM, Inc.	367,808
2,280	Visa, Inc. — Class A	161,310

		3,336,552

Materials — 1.1%
3,141	Sherwin-Williams Co.	217,326

Telecommunication Services — 3.7%
4,400	Millicom International Cellular SA	356,708
10,440	SBA Communications Corp. — Class A*	355,064

		711,772

Total Common Stocks (Cost $17,315,100)		17,776,301

Warrants — 0.5%
12,000	Wells Fargo Co., Strike Price: $34.01; Expires: October 2018*	92,640

Total Warrants (Cost $92,400)		92,640

Short Term Investment — 7.1%

Money Market Fund — 7.1%
1,359,536	AIM Liquid Assets Portfolio Institutional Class, 0.13%#	1,359,536

Total Short Term Investment (Cost $1,359,536)		1,359,536

Total Investments — 100.9% (Cost $18,767,036)		19,228,477
Liabilities in Excess of Other Assets — (0.9)%		(164,969)

NET ASSETS — 100.0%		$19,063,508

PORTFOLIO HOLDINGS
% of Net Assets

Financials	19.2%
Information Technology	17.6%
Energy	13.9%
Consumer Discretionary	13.0%
Industrials	8.4%
Health Care	8.3%
Consumer Staples	8.1%
Money Market	7.1%
Telecommunication Services	3.7%
Materials	1.1%
Warrants	0.5%
Other Assets and Liabilities	(0.9)%

100.0%

*	Non-Income Producing
#	Seven-day yield.

The accompanying notes are an integral part of these financial statements.

Brown Advisory Small-Cap Growth Fund
A Message to Our Shareholders
May 31, 2010

Dear Shareholder:

During the fiscal year ended May 31, 2010, the Brown Advisory Small-Cap Growth Fund Institutional Shares (the “Fund”) rose 30.58%. This compares to the Fund’s stated benchmark, the Russell 2000 Growth Index, which climbed 30.54%.

The Fund’s philosophy remains unchanged: Our goal is to identify and own what in our view are fundamentally attractive companies that have been capable of generating above-average growth in earnings and cash flows over time. Growth can come from many avenues, but some of the characteristics that we find are typical of our holdings include: large and growing addressable markets, differentiated products or services that should provide a sustained competitive advantage and business models that appear superior to other competitors in their industry. Lastly, when we have identified a business in which we would like to invest, we are patient in waiting until pricing is attractive, and the stock’s potential reward significantly outweighs its risk according to our analysis.

Looking back, the market’s steady climb from the March 2009 lows has been quite remarkable. Certainly, many interesting business models reached fire-sale prices as economic woes mounted. The turning point in sentiment sparked a broad-based recovery, with many stocks doubling as the worst of fears ebbed. Our investment process attempts to take advantage of the mispricing of stocks relative to their earnings potential, and so as the markets sold off indiscriminately during the worst of the financial crisis, we were able to invest in very high-quality companies at what turned out to be attractive valuations. However, even after impressive gains, we are still below the market peak reached in 2007, and valuations do not yet represent a headwind, in our view.

Our top contributors over the past year have very diverse business models that are impacted by disparate earnings drivers and operate in an array of end markets. Our top contributor was Orbitz Worldwide, an online travel operator that allows customers to research and book a wide array of travel activities through Orbitz partner companies. In addition to Orbitz.com, the company also operates a portfolio of other travel-related sites. The stock climbed just over 145% in the fiscal year as global travel bookings rebounded from recessionary lows. Other top contributors include Harman International, an industry-leading supplier of in-dash navigation equipment to the automotive industry, and Trimble Navigation, whose suite of predominantly GPS-based navigation tools allow customers tighter supply chain control, increasing efficiency and reducing costs. Harman advanced over 73% while Trimble climbed just under 50%.

Some stocks that we have exited in the past few months were among our biggest detractors. These included Athenahealth and ESCO Technologies. We eliminated Athenahealth, a leader in physician practice revenue cycle management and clinical software, from the portfolio as we have grown less comfortable with the state of the company’s management team and believe that the company’s heightened incremental spending may not produce adequate long-term returns. ESCO Technologies, a leader in automated metering infrastructure, was eliminated due to the belief that its competitive positioning was eroding. Although the stock is inexpensive relative to its history, our growth thesis surrounding the business was no longer intact. In both of these sell decisions, the opportunity cost of continuing to own these names relative to other opportunities within the portfolio played a key role.

While we are pleased that the Fund has done well over time both on an absolute basis and relative to its stated benchmark, we continue to look for new and interesting ideas. Our process is continuous. We are diligent in re-evaluating our current holdings and are always seeking opportunities to upgrade the portfolio, a discipline that we hope will lead to superior shareholder returns. We thank you for your continued support and look forward to fiscal 2011.

Sincerely,

Timothy W. Hathaway, CFA
Portfolio Manager

Christopher A. Berrier
Portfolio Manager

Past performance is not a guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. Investments in smaller companies generally carry greater risk than is customarily associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock. The value of the Fund’s investments in REITs may change in response to changes in the real estate market

Brown Advisory Small-Cap Growth Fund
A Message to Our Shareholders
May 31, 2010

such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. The Fund may invest in ETFs, which may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments provided in this report.

Definitions for terms and indices are provided in the Glossary of Terms.

Brown Advisory Small-Cap Growth Fund
A Message to Our Shareholders
June 30, 2010

During the month ended June 30, 2010, the Brown Advisory Small-Cap Growth Fund Institutional Shares (the “Fund”) declined 4.34%. This figure compares to the Fund’s stated benchmark, the Russell 2000 Growth Index, which fell 6.71% during the same period.

The following chart shows the average sector weight and performance for the month of June.

	Portfolio		Russell 2000 Growth
	Avg. Weight	Total Return	Avg. Weight	Total Return
Sector	(%)	(%)	(%)	(%)

Industrials	17.25	-2.45	14.77	-6.63
Health Care	24.09	-2.71	23.81	-5.43
Information Technology	31.41	-3.45	25.93	-4.49
Consumer Discretionary	18.52	-9.96	18.15	-11.92
Energy	5.92	-3.43	3.78	-6.39
Telecommunication Services	1.48	2.97	1.31	-5.46
Materials	0.99	-12.53	2.88	-9.01
Utilities	—	—	0.19	-3.04
Consumer Staples	—	—	3.59	-4.48
Financials	—	—	5.59	-5.33
Cash	0.34	0.00	0.00	0.00

The Fund’s top five contributors to and detractors from performance during the month include:

	Avg. Weight	Total Return	Contribution
Contribution to Return	(%)	(%)	(%)

Five Highest	9.08	15.20	1.25
ARGON ST Inc.	1.65	42.58	0.70
American Public Education Inc.	3.36	6.87	0.22
Pegasystems Inc.	2.25	7.45	0.15
DexCom Inc.	1.11	9.78	0.10
T-3 Energy Services Inc.	0.71	12.49	0.08
Five Lowest	11.07	-17.03	-1.95
AnnTaylor Stores Corp.	1.82	-24.85	-0.47
UTi Worldwide Inc.	2.95	-13.93	-0.42
Interline Brands Inc.	2.62	-13.16	-0.35
Sotheby’s	1.04	-29.63	-0.35
Global Payments Inc.	2.64	-13.39	-0.35

Changes to the portfolio during the month include three deletions and one addition:

Position Changes	Sector

Deletions
Gulfmark Offshore Inc. (Cl A)	Energy
T-3 Energy Services Inc.	Energy
WMS Industries Inc.	Consumer Discretionary
Additions
Dril-Quip Inc.	Energy

We remain confident in our investment philosophy, which is based on bottom-up, fundamental research and disciplined security selection. Despite an unsettled investment environment, we are optimistic that our approach should provide strong relative performance in the period ahead. We thank you for your continued support and look forward to fiscal 2011.

Sincerely,

Timothy W. Hathaway, CFA
Portfolio Manager

Christopher A. Berrier
Portfolio Manager

Brown Advisory Small-Cap Growth Fund
A Message to Our Shareholders
June 30, 2010

Past performance is not a guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. Investments in smaller companies generally carry greater risk than is customarily associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. The Fund may invest in ETFs, which may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments provided in this report.

Definitions for terms and indices are provided in the Glossary of Terms.

Brown Advisory Small-Cap Growth Fund
Performance Chart and Analysis
May 31, 2010 and June 30, 2010

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

The following charts reflect the change in value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Fund compared with the broad-based securities market index. The Russell 2000® Growth Index (“Index”) measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-value ratios and higher forecasted growth values. The Index is unmanaged and does not reflect the deduction of fees, such as investment management and fund accounting fees, or taxes associated with a mutual fund. Investors cannot invest directly in an index.

Average Annual Total Return	One	Three	Five	Ten
as of 5/31/10	Year	Year	Year	Year
A Shares (with sales charge)[1,2]	25.29%	-5.15%	2.73%	-1.17%
Institutional Shares[4]	30.58%	-3.51%	3.91%	-0.59%
Russell 2000® Growth Index	30.54%	-5.55%	3.21%	0.17%

				Since
Average Annual Total Return	One	Three	Five	Inception
as of 5/31/10	Year	Year	Year	(9/20/02)
D Shares[3]	30.23%	-3.78%	3.58%	9.90%
Russell 2000® Growth Index	30.54%	-5.55%	3.21%	9.26%

	A Shares	D Shares	Institutional Shares
Gross Expense Ratio[5]	1.74%	1.24%	1.29%
Net Expense Ratio[5]	1.74%	1.24%	1.29%

Average Annual Total Return	One	Three	Five	Ten
as of 6/30/10	Year	Year	Year	Year
A Shares (with sales charge)[1,2]	15.92%	-6.45%	1.38%	-2.49%
Institutional Shares[4]	20.50%	-4.88%	2.54%	-1.93%
Russell 2000® Growth Index	17.96%	-7.54%	1.14%	-1.72%

				Since
Average Annual Total Return	One	Three	Five	Inception
as of 6/30/10	Year	Year	Year	(9/20/02)
D Shares[3]	20.43%	-5.10%	2.24%	9.18%
Russell 2000® Growth Index	17.96%	-7.54%	1.14%	8.19%

	A Shares	D Shares	Institutional Shares
Gross Expense Ratio[5]	1.74%	1.24%	1.29%
Net Expense Ratio[5]	1.74%	1.24%	1.29%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 800-540-6807. The performance table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investment performance reflects contractual fee waivers in effect through September 30, 2012. Without these waivers, performance would have been lower.

[1]	Performance information for A Shares, prior to commencement of operations on April 25, 2006, is based on the performance of Institutional Shares, and adjusted for the higher expense applicable to A Shares and reflects the deduction of the maximum front-end sales load of 3.50%.
[2]	Commenced operations on April 25, 2006.
[3]	Commenced operations on September 20, 2002. Effective April 25, 2006, the Fund ceased the public offering of D Shares.
[4]	Institutional Shares redeemed or exchanged within fourteen days of purchase will be charged a fee of 1.00%, subject to limited exceptions.
[5]	Per the Fund’s prospectus dated April 12, 2010.

Brown Advisory Small-Cap Growth Fund
Schedule of Investments
May 31, 2010

Shares	Security Description	Value $

Common Stocks — 94.7%

Consumer Discretionary — 18.9%
114,163	American Public Education, Inc.*	4,668,125
129,925	AnnTaylor Stores Corp.*	2,812,876
32,000	Blue Nile, Inc.*	1,500,800
87,025	Citi Trends, Inc.*	2,965,812
129,675	Harman International Industries, Inc.*	4,188,503
346,000	Knology, Inc.*	4,138,160
69,775	National CineMedia, Inc.	1,220,365
409,548	Orbitz Worldwide, Inc.*	2,170,603
77,375	PetMed Express, Inc.	1,525,835
36,475	Sothebys	1,185,438
148,000	Vitacost.com, Inc.*	1,519,960
38,435	WMS Industries, Inc.*	1,780,694

		29,677,171

Energy — 6.2%
88,830	Gulf Island Fabrication, Inc.	1,622,924
110,749	GulfMark Offshore, Inc.*	2,894,979
80,100	Oceaneering International, Inc.*	3,706,226
56,650	T-3 Energy Services, Inc.*	1,510,856

		9,734,985

Health Care — 22.3%
101,355	Covance, Inc.*	5,347,490
156,925	Dexcom, Inc.*	1,652,420
62,325	Gen-Probe, Inc.*	2,739,807
95,375	Henry Schein, Inc.*†	5,380,104
59,675	IDEXX Laboratories, Inc.*	3,773,847
141,000	Immucor, Inc.*	2,769,240
65,875	Masimo Corp.	1,458,473
149,775	NuVasive, Inc.*	5,881,663
101,340	Seattle Genetics, Inc.*	1,340,728
60,575	United Therapeutics Corp.*	3,102,652
70,300	Volcano Corporation*	1,559,957

		35,006,381

Industrials — 15.0%
109,025	Actuant Corp. — Class A	2,204,486
98,275	Argon ST, Inc.*	2,363,514
129,170	IDEX Corp.	3,944,851
204,955	Interline Brands, Inc.*	4,080,653
219,975	Titan Machinery, Inc.*	2,850,876
318,730	UTi Worldwide, Inc.	4,605,649
98,365	Waste Connections, Inc.*	3,463,432

		23,513,461

Information Technology — 28.9%
181,680	3PAR, Inc.*	1,931,258
276,100	Applied Micro Circuits Corp.*	3,044,002
58,750	Citrix Systems, Inc.*	2,562,088
155,875	CommVault Systems, Inc.*	3,513,423
139,300	Compellent Technologies, Inc.*	1,791,398
27,405	FactSet Research Systems, Inc.	1,864,910
59,001	Genpact Limited*	996,527
96,710	Global Payments, Inc.	4,080,194
135,200	Informatica Corp.*	3,488,160
89,400	Lender Processing Services, Inc.	3,034,236
107,400	Pegasystems, Inc.	3,212,334
184,725	Polycom, Inc.*	5,547,292
100,750	RightNow Technologies, Inc.*	1,465,913
57,055	Sybase, Inc.*	3,670,348
93,250	Trimble Navigation, Ltd.*	2,679,073
108,850	Volterra Semiconductor Corp.*	2,552,533

		45,433,689

Materials — 1.0%
60,500	Rockwood Holdings, Inc.*	1,569,370

Retail Trade — 1.0%
30,725	MSC Industrial Direct Co., Inc.*	1,589,712

Telecommunication Services — 1.4%
64,535	SBA Communications Corp. — Class A*	2,131,591

Total Common Stocks (Cost $123,507,280) 148,656,360

Private Placement — 0.3%
4,597	Montagu Newhall Global Partners IV, LP — B*ˆ	424,796

Total Private Placement (Cost $459,668)		424,796

Short Term Investment — 5.3%

Money Market Fund — 5.3%
8,334,554	AIM Liquid Assets Portfolio Institutional Class, 0.13%#	8,334,554

Total Short Term Investment (Cost $8,334,554)		8,334,554

Total Investments — 100.3% (Cost $132,301,502)		157,415,710
Liabilities in Excess of Other Assets — (0.3)%		(469,116)

NET ASSETS — 100.0%		$156,946,594

PORTFOLIO HOLDINGS
% of Net Assets

Information Technology	28.9%
Health Care	22.3%
Consumer Discretionary	18.9%
Industrials	15.0%
Energy	6.2%
Money Market	5.3%
Telecommunication Services	1.4%
Materials	1.0%
Retail Trade	1.0%
Private Placement	0.3%
Other Assets and Liabilities	(0.3)%

100.0%

*	Non-Income Producing
†	A portion of this security was segregated as collateral for the remaining capital commitment on Montagu Newhall Global Partners IV, LP-B

ˆ	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Security is considered illiquid. At May 31, 2010, the total market value of securities considered illiquid was $424.796 or 0.3% of net assets. Security is fair valued under supervision of the Board of Trustees and was acquired from February, 2008 to April, 2010 as part of a $2,000,000 capital commitment. At May 31, 2010, $459,668 of the capital commitment had been fulfilled by the Fund.

#	Seven-day yield.

The accompanying notes are an integral part of these financial statements.

Brown Advisory Small-Cap Growth Fund
Schedule of Investments
June 30, 2010

Shares	Security Description	Value $

Common Stocks — 94.9%
Consumer Discretionary — 15.9%
96,970	American Public Education, Inc.*	4,237,588
176,660	AnnTaylor Stores Corp.*	2,874,259
40,500	Blue Nile, Inc.*	1,906,740
66,493	Citi Trends, Inc.*	2,190,279
129,675	Harman International Industries, Inc.*	3,875,986
317,175	Knology, Inc.*	3,466,722
69,775	National CineMedia, Inc.	1,162,452
254,533	Orbitz Worldwide, Inc.*	969,771
26,389	PetMed Express, Inc.	469,724
67,150	Sothebys	1,535,721
148,000	Vitacost.com, Inc.*	1,330,520

		24,019,762

Energy — 4.9%
53,050	Dril-Quip, Inc.*	2,335,261
69,985	Gulf Island Fabrication, Inc.	1,086,167
86,925	Oceaneering International, Inc.*	3,902,933

		7,324,361

Health Care — 23.9%
104,375	Covance, Inc.*	5,356,525
156,925	Dexcom, Inc.*	1,814,053
87,450	Gen-Probe, Inc.*	3,971,979
108,950	Henry Schein, Inc.*†	5,981,355
59,675	IDEXX Laboratories, Inc.*	3,634,208
180,050	Immucor, Inc.*	3,429,953
65,875	Masimo Corp.	1,568,484
128,600	NuVasive, Inc.*	4,560,155
101,340	Seattle Genetics, Inc.*	1,215,067
60,575	United Therapeutics Corp.*	2,956,665
70,300	Volcano Corp.*	1,533,946

		36,022,390

Industrials — 17.3%
154,125	Actuant Corp. — Class A	2,902,174
98,275	Argon ST, Inc.*	3,369,850
129,170	IDEX Corp.	3,690,387
204,955	Interline Brands, Inc.*	3,543,671
45,875	MSC Industrial Direct Co., Inc.	2,324,028
219,975	Titan Machinery, Inc.*	2,888,272
318,730	UTi Worldwide, Inc.	3,945,877
98,365	Waste Connections, Inc.*	3,431,955

		26,096,214

Information Technology — 30.5%
181,680	3PAR, Inc.*	1,691,441
283,325	Applied Micro Circuits Corp.*	2,969,246
58,750	Citrix Systems, Inc.*	2,481,013
155,875	CommVault Systems, Inc.*	3,507,188
139,300	Compellent Technologies, Inc.*	1,688,316
27,405	FactSet Research Systems, Inc.	1,835,861
143,325	Genpact Limited*	2,225,837
96,710	Global Payments, Inc.	3,533,783
153,175	Informatica Corp.*	3,657,819
89,400	Lender Processing Services, Inc.	2,799,114
113,400	Pegasystems, Inc.	3,641,274
184,725	Polycom, Inc.*	5,502,958
100,750	RightNow Technologies, Inc.*	1,580,768
57,055	Sybase, Inc.*	3,689,175
93,250	Trimble Navigation, Ltd.*	2,611,000
116,600	Volterra Semiconductor Corp.*	2,688,796

		46,103,589

Materials — 0.9%
60,500	Rockwood Holdings, Inc.*	1,372,745

Telecommunication Services — 1.5%
64,535	SBA Communications Corp. — Class A*	2,194,835

Total Common Stocks (Cost $126,501,665)		143,133,896

Private Placement — 0.4%
5,797	Montagu Newhall Global Partners IV, LP – B*ˆ	535,692

Total Private Placement (Cost $579,668)		535,692

Short Term Investment — 6.2%
Money Market Fund — 6.2%
9,387,089	AIM Liquid Assets Portfolio Institutional Class, 0.13%#	9,387,089

Total Short Term Investment (Cost $9,387,089)		9,387,089

Total Investments — 101.5% (Cost $136,468,422)		153,056,677
Liabilities in Excess of Other Assets — (1.5)%		(2,269,557)

NET ASSETS — 100.0%		$150,787,120

PORTFOLIO HOLDINGS
% of Net Assets

Information Technology	30.5%
Health Care	23.9%
Industrials	17.3%
Consumer Discretionary	15.9%
Money Market	6.2%
Energy	4.9%
Telecommunication Services	1.5%
Materials	0.9%
Private Placement	0.4%
Other Assets and Liabilities	(1.5)%

100.0%

*	Non-Income Producing
†	A portion of this security was segregated as collateral for the remaining capital commitment on Montagu Newhall Global Partners IV, LP-B
ˆ	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Security is considered illiquid. At June 30,2010, the total market value of securities considered illiquid was $535,692 or 0.4% of net assets. Security is fair valued under supervision of the Board of Trustees and was acquired from February, 2008 to June, 2010 as part of a $2,000,000 capital commitment. At June 30, 2010, $579,668 of the capital commitment had been fulfilled by the Fund.
#	Seven-day yield.

The accompanying notes are an integral part of these financial statements.

Brown Cardinal Small Companies Fund
A Message to Our Shareholders
May 31, 2010

Dear Shareholder:

During the twelve-month period ended May 31, 2010, the Brown Cardinal Small Companies Fund Institutional Shares (the “Fund”) increased 27.59% in value. During the same period, the Russell 2000® Value Index (the “Index”), the Fund’s benchmark, increased 36.60%, and the Russell 2000® Index increased 33.62%. For a longer term perspective, the Fund’s average annual return since inception (10/31/03) was 5.52% versus the Index return of 5.44% and the Russell 2000® Index return of 4.82%. The Fund’s five year annual return through May 31, 2010 was 1.11% versus the benchmark return of 2.20% and the Russell 2000® Index Return of 2.77%. The funds gross expense ratio is 1.31%.

Performance returns represent past performance and are no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (800) 540-6807. Performance shown is for the Fund’s Institutional Shares; other share class returns will vary. Shares redeemed or exchanged within 14 days of purchase will be charged a 1.00% fee. Performance data quoted does not reflect the redemption or exchange fee. If reflected, total returns would be reduced.

For the Fund’s fiscal year ended May 31, 2010, stock prices rose significantly as a result of many factors, including very low interest rates, narrower credit spreads, improvement in the job market, stabilization of residential real estate prices and the prospect for higher corporate profits in 2010. Mitigating these factors were the high absolute level of unemployment, falling commercial real estate prices, the poor condition of the banking industry and the European debt crisis. On balance, investors’ confidence in the economy grew and they became more willing to take risk with their investments. Equities benefitted as the only major asset class which still offered the prospect of double-digit returns.

The impact of the economic stimulus was evident in the equity market rally, which extended through most of the Fund’s fiscal year. In mid-April, however, the onset of the European debt crisis gave rise to concerns that the economic recovery may be less vibrant than hoped for and equity prices began to correct. Looking forward, there are risks and opportunities. In light of record government budget deficits, inflation is a long-term risk. Although short-term interest rates are likely to remain low for some time, higher rates are inevitable. In the near-term, we expect the economy and employment to continue to recover only modestly as the forces restraining growth and jobs are not easily overcome. In our view, equity prices can appreciate in the face of these concerns as valuations are reasonable and the liquidity supporting mergers and acquisition activity is still ample. Going forward, the tenor of the equity market is likely to be much different from what we experienced over the last year if high quality stocks regain market leadership.

The Fund’s return lagged the return of the Index for this twelve-month period. Our absolute return was solid but trailed that of the index because we owned few of the deeply cyclical, low quality and highly leveraged stocks that investors favored in anticipation of an economic recovery. High quality is inherent in Cardinal’s cash-flow oriented investment discipline. The adverse impact of quality on Cardinal’s relative performance was most evident in the information technology, consumer discretionary and materials sectors. The Fund’s investments in the Financial Services and Healthcare sectors performed relatively well during the period.

From an individual stock perspective, the Fund’s largest contributors to performance included Nelnet, Atlas Air Worldwide Holdings, MDC Partners, Kaman Corp. and Chemed Corp. The largest detractors from performance were The Dolan Co., Cal Dive International, CBIZ, Arena Resources and Comstock Resources. Recent divestitures included: Capstead Mortgage, Skill Soft, Deckers Outdoors Corp, Aceto and Administaff. These stocks were sold because we felt that they no longer offered an acceptable return at their sale prices and the sale proceeds were reinvested in stocks that we believe offer more attractive potential for future returns. New purchases in the last six months included World Fuel Services Corp., Northwest Bancshares Inc., Dress Barn Inc., Government Properties Income Trust, KAR Auction Services, Teleflex Inc., GrafTech International Ltd., Medical Properties Trust, Insituform Technologies and H.B. Fuller Co..

The Fund seeks long-term capital appreciation through investments in companies which are attractively priced based on their potential ability to generate cash flow beyond that required for normal operations and reinvestment in the business. In addition, investments are favored in companies with stable businesses that are run by highly motivated and competent management and are

Brown Cardinal Small Companies Fund
A Message to Our Shareholders
May 31, 2010

undervalued with discrete potential catalysts that might unlock the investment’s value. We believe this strategy is fundamentally sound and positions the Fund well in the current market environment.

Sincerely,

Eugene Fox III
Portfolio Manager

Robert B. Kirkpatrick, CFA
Portfolio Manager

Rachel D. Matthews
Portfolio Manager

Amy K. Minella
Portfolio Manager

Mutual fund investing involves risk. Principal loss is possible. Investments in smaller companies may be more volatile than the securities of larger companies and, as a result, prices of smaller companies may decline more in response to selling pressure. The value of the Fund’s investment s in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. The Fund may invest in ETFs, which may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments provided in this report.

Definitions for terms and indices are provided in the Glossary of Terms.

Brown Cardinal Small Companies Fund
A Message to Our Shareholders
June 30, 2010

During the month ended June 30, 2010, the Brown Cardinal Small Companies Fund Institutional Shares (the “Fund”) declined 4.33%. This figure compares to the Fund’s stated benchmark, the Russell 2000 Value Index which fell 8.73% and the Russell 2000 Index which fell 7.75% during the same period

The following chart shows the average sector weight and performance for the month of June.

	Portfolio		Russell 2000
	Avg. Weight	Total Return	Avg. Weight	Total Return
Sector	(%)	(%)	(%)	(%)
Consumer Discretionary	10.31	-11.23	14.68	-14.19
Consumer Staples	4.20	-1.12	3.26	-4.28
Energy	3.71	0.83	4.22	-7.68
Financials	21.85	-4.33	21.77	-7.24
Health Care	5.84	-4.57	13.91	-5.53
Industrials	26.54	-2.48	16.10	-7.87
Information Technology	18.90	-4.65	16.92	-5.56
Materials	6.21	-4.36	4.99	-10.60
Telecommunication Services	0.00	0.00	0.99	-3.83
Utilities	0.00	0.00	3.16	-0.72
Cash	2.44	0.01	0.00	0.00

The Fund’s top five contributors to and detractors from performance during the month include:

	Avg. Weight	Total Return	Contribution
Contribution to Return	(%)	(%)	(%)
Five Highest
ARGON ST Inc.	3.93	42.58	1.18
Applied Signal Technology Inc.	1.00	11.39	0.10
B&G Foods Inc. (Cl A)	2.77	1.70	0.09
Hercules Technology Growth Capital Inc.	1.63	4.54	0.06
Concho Resources Inc.	0.48	6.30	0.05
Five Lowest
Kaman Corp.	3.08	-9.68	-0.29
Stage Stores Inc.	1.18	-24.63	-0.35
Atlas Air Worldwide Holdings	3.93	-9.13	-0.38
R.R. Donnelley & Sons Co.	2.81	-14.56	-0.45
Affiliated Managers Group Inc.	3.48	-15.18	-0.60

We remain confident in our investment philosophy, which is based on bottom-up, fundamental research and disciplined security selection. Despite an unsettled investment environment, we are optimistic that our approach should provide strong relative performance in the period ahead. We thank you for your continued support and look forward to fiscal 2011.

Sincerely,

Amy K. Minella
Portfolio Manager

Eugene Fox, III
Portfolio Manager

Robert B. Kirkpatrick, CFA
Portfolio Manager

Rachel D. Matthews
Portfolio Manager

Mutual fund investing involves risk. Principal loss is possible. Investments in smaller companies may be more volatile than the securities of larger companies and, as a result, prices of smaller companies may decline more in response to selling pressure. The value of the Fund’s investment s in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

Brown Cardinal Small Companies Fund
A Message to Our Shareholders
June 30, 2010

The Fund may invest in ETFs, which may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments provided in this report.

Definitions for terms and indices are provided in the Glossary of Terms.

Brown Cardinal Small Companies Fund
Performance Chart and Analysis
May 31, 2010 and June 30, 2010

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

The following chart reflects the change in value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Fund compared with the broad-based securities market index. The Russell 2000® Value Index (“Value Index”) and the Russell 2000® Index (“Index”) measure the performance of the small-cap value segment of the U.S. equity universe. The Value Index includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest issuers based on a combination of their market cap and current index membership. The indexes are unmanaged and do not reflect the deduction of fees, such as investment management and fund accounting fees, or taxes associated with a mutual fund. Investors cannot invest directly in an index.

Average Annual Total Return	One	Three	Five	Since Inception
as of 5/31/10	Year	Year	Year	(10/31/03)
A Shares (with sales charge)[1,2]	22.60%	-9.66%	-0.04%	4.60%
Institutional Shares[3]	27.59%	-8.13%	1.11%	5.52%
Russell 2000® Index	33.62%	-6.57%	2.77%	4.82%
Russell 2000® Value Index	36.60%	-7.79%	2.20%	5.44%

	A Shares	Institutional Shares
Gross Expense Ratio[4]	1.76%	1.31%
Net Expense Ratio[4]	1.76%	1.31%

Average Annual Total Return	One	Three	Five	Since Inception
as of 6/30/10	Year	Year	Year	(10/31/03)
A Shares (with sales charge)[1,2]	15.81%	-10.55%	-1.52%	3.84%
Institutional Shares[3]	20.66%	-9.00%	-0.36%	4.75%
Russell 2000® Index	21.48%	-8.60%	0.37%	3.50%
Russell 2000® Value Index	25.07%	-9.85%	-0.51%	3.93%

	A Shares	Institutional Shares
Gross Expense Ratio[4]	1.76%	1.31%
Net Expense Ratio[4]	1.76%	1.31%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 800-540-6807. The performance table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investment performance reflects contractual fee waivers in effect through September 30, 2012. Without these waivers, performance would have been lower.

[1]	Performance information for A Shares, prior to commencement of operations on May 1, 2006, is based on the performance of Institutional Shares, and adjusted for the higher expense applicable to A Shares and reflects the deduction of the maximum front-end sales load of 3.50%.
[2]	A Shares and reflects the deduction of the maximum front-end sales load of 3.50%.
[3]	Institutional Shares redeemed or exchanged within fourteen days of purchase will be charged a fee of 1.00%, subject to limited exceptions.
[4]	Per the Fund’s prospectus dated April 12, 2010.

Brown Cardinal Small Companies Fund
Schedule of Investments
May 31, 2010

Shares	Security Description	Value $

Common Stocks — 92.2%

Consumer Discretionary — 12.8%
74,716	AFC Enterprises, Inc.*	781,529
63,700	American Eagle Outfitters, Inc.	834,470
138,600	Dolan Media Co.*	1,704,780
29,900	Dress Barn, Inc.*	818,961
24,800	Interactive Data Corp.	807,240
124,311	MDC Partners, Inc.	1,514,108
109,832	Speedway Motorsports, Inc.	1,601,351
79,575	Stage Stores, Inc.	1,127,578
123,455	Wendy’s/Arby’s Group, Inc. — Class A	556,782

		9,746,799

Consumer Staples — 4.0%
184,820	B&G Foods, Inc. — Class A	1,959,092
18,600	Ralcorp Holdings, Inc.*	1,117,302

		3,076,394

Energy — 4.0%
17,800	Arena Resources, Inc.*	585,264
15,600	Comstock Resources, Inc.*	465,504
11,200	Concho Resources, Inc.*	582,960
9,900	Oceaneering International, Inc.*	458,073
36,200	World Fuel Services Corp.	942,286

		3,034,087

Financials — 15.7%
39,739	Affiliated Managers Group, Inc.*	2,847,299
70,900	CapitalSource, Inc.	321,886
49,691	Cash America International, Inc.	1,836,082
66,000	Cypress Sharpridge Investments, Inc.	863,940
126,800	Hercules Technology Growth Capital, Inc.	1,117,108
27,200	Investment Technology Group, Inc.*	458,592
168,200	Nelnet, Inc. — Class A	3,330,361
104,600	Northwest Bancshares, Inc.	1,216,498

		11,991,766

Health Care — 5.7%
47,500	Chemed Corp.	2,703,225
13,300	Teleflex, Inc.	745,864
23,100	West Pharmaceutical Services, Inc.	908,985

		4,358,074

Industrials — 23.4%
36,400	Applied Signal Technology, Inc.	642,096
82,324	Argon ST, Inc.*	1,979,892
59,500	Atlas Air Worldwide Holdings, Inc.*	3,110,065
14,000	Brink’s Co.	317,380
265,892	CBIZ, Inc.*	1,754,887
12,000	Clean Harbors, Inc.*	760,680
97,200	GrafTech International Ltd.*	1,614,492
44,200	Insituform Technologies, Inc.*	904,332
99,900	Kaman Corp.	2,446,551
26,300	KAR Auction Services, Inc.*	366,622
118,300	R.R. Donnelley & Sons Co.	2,266,628
45,600	Teledyne Technologies, Inc.*	1,792,536

		17,956,161

Information Technology — 20.5%
41,600	ACI Worldwide, Inc.*	794,976
26,600	Acxiom Corp.*	463,106
87,000	Broadridge Financial Solutions, Inc.	1,663,440
152,700	Convergys Corp.*	1,667,484
237,700	Global Cash Access Holdings, Inc.*	1,899,223
277,340	infoGROUP, Inc.*	2,195,147
107,504	j2 Global Communications, Inc.*	2,487,642
70,168	Liquidity Services, Inc.*	930,428
115,191	MIPS Technologies, Inc.*	570,195
77,550	Progress Software Corp.*	2,476,947
60,400	SRS Labs, Inc.*	548,432

		15,697,020

Materials — 6.1%
78,700	HB Fuller Co.	1,678,671
103,200	Silgan Holdings, Inc.	2,944,296

		4,622,967

Total Common Stocks (Cost $54,592,910)		70,483,268

Real Estate Investment Trusts — 5.7%
33,402	Entertainment Properties Trust	1,367,478
51,100	Government Properties Income Trust	1,360,282
27,700	Hatteras Financial Corp.	767,290
87,400	Medical Properties Trust, Inc.	834,670

		4,329,720

Total Real Estate Investment Trusts (Cost $3,905,213)		4,329,720

Short Term Investment — 2.0%

Money Market Fund — 2.0%
1,536,362	AIM Liquid Assets Portfolio Institutional Class, 0.13%#	1,536,362

Total Short Term Investment (Cost $1,536,362)		1,536,362

Total Investments — 99.9% (Cost $60,034,485)		76,349,350
Other Assets in Excess of Liabilities — 0.1%		49,789

NET ASSETS — 100.0%		$76,399,139

PORTFOLIO HOLDINGS
% of Net Assets

Industrials	23.4%
Information Technology	20.5%
Financials	15.7%
Consumer Discretionary	12.8%
Materials	6.1%
Health Care	5.7%
Real Estate Investment Trusts	5.7%
Consumer Staples	4.0%
Energy	4.0%
Money Market	2.0%
Other Assets and Liabilities	0.1%

100.0%

*	Non-Income Producing
#	Seven-day yield.

The accompanying notes are an integral part of these financial statements.

Brown Cardinal Small Companies Fund
Schedule of Investments
June 30, 2010

Shares	Security Description	Value $

Common Stocks — 91.6%

Consumer Discretionary — 12.1%
74,716	AFC Enterprises, Inc.*	679,916
63,700	American Eagle Outfitters, Inc.	748,475
138,600	Dolan Media Co.*	1,541,232
29,900	Dress Barn, Inc.*	711,919
24,800	Interactive Data Corp.	827,824
132,011	MDC Partners, Inc.	1,409,877
109,832	Speedway Motorsports, Inc.	1,489,322
79,575	Stage Stores, Inc.	849,861
123,455	Wendy’s/Arby’s Group, Inc. — Class A	493,820

		8,752,246

Consumer Staples — 4.2%
184,820	B&G Foods, Inc. — Class A	1,992,360
18,600	Ralcorp Holdings, Inc.*	1,019,280

		3,011,640

Energy — 3.7%
15,600	Comstock Resources, Inc.*	432,432
4,300	Concho Resources, Inc.*	237,919
14,300	Oceaneering International, Inc.*	642,070
27,300	Resolute Energy Corp.*	334,152
38,400	World Fuel Services Corp.	996,096

		2,642,669

Financials — 16.2%
41,139	Affiliated Managers Group, Inc.*	2,500,017
70,900	CapitalSource, Inc.	337,484
49,691	Cash America International, Inc.	1,702,911
87,000	Cypress Sharpridge Investments, Inc.	1,101,420
126,800	Hercules Technology Growth Capital, Inc.	1,167,828
27,200	Investment Technology Group, Inc.*	436,832
168,200	Nelnet, Inc. — Class A	3,242,896
104,600	Northwest Bancshares, Inc.	1,199,762

		11,689,150

Health Care — 6.0%
47,500	Chemed Corp.	2,595,400
16,155	Teleflex, Inc.	876,893
23,100	West Pharmaceutical Services, Inc.	842,919

		4,315,212

Industrials — 25.4%
36,400	Applied Signal Technology, Inc.	715,260
82,324	Argon ST, Inc.*	2,822,890
59,500	Atlas Air Worldwide Holdings, Inc.*	2,826,250
14,000	Brink’s Co.	266,420
265,892	CBIZ, Inc.*	1,691,073
12,000	Clean Harbors, Inc.*	796,920
97,200	GrafTech International Ltd.*	1,421,064
44,200	Insituform Technologies, Inc.*	905,216
99,900	Kaman Corp.	2,209,788
72,400	KAR Auction Services, Inc.*	895,588
123,500	R.R. Donnelley & Sons Co.	2,021,695
45,600	Teledyne Technologies, Inc.*	1,759,248

		18,331,412

Information Technology — 17.8%
47,100	ACI Worldwide, Inc.*	917,037
26,600	Acxiom Corp.*	390,754
57,500	Broadridge Financial Solutions, Inc.	1,095,375
152,700	Convergys Corp.*	1,497,987
237,700	Global Cash Access Holdings, Inc.*	1,713,816
72,425	infoGROUP, Inc.*	577,952
107,504	j2 Global Communications, Inc.*	2,347,888
70,168	Liquidity Services, Inc.*	909,377
101,491	MIPS Technologies, Inc.*	518,619
77,550	Progress Software Corp.*	2,328,827
60,400	SRS Labs, Inc.*	552,660

		12,850,292

Materials — 6.2%
80,400	HB Fuller Co.	1,526,796
103,200	Silgan Holdings, Inc.	2,928,816

		4,455,612

Total Common Stocks (Cost $53,393,026)		66,048,233

Real Estate Investment Trusts — 5.9%
33,402	Entertainment Properties Trust	1,271,614
51,100	Government Properties Income Trust	1,304,072
27,700	Hatteras Financial Corp.	770,614
99,400	Medical Properties Trust, Inc.	938,336

		4,284,636

Total Real Estate Investment Trusts (Cost $4,022,265)		4,284,636

Short Term Investment — 2.7%

Money Market Fund — 2.7%
1,923,015	AIM Liquid Assets Portfolio Institutional Class, 0.13%#	1,923,015

Total Short Term Investment (Cost $1,923,015)		1,923,015

Total Investments — 100.2% (Cost $59,338,306)		72,255,884
Liabilities in Excess of Other Assets — (0.2)%		(140,501)

NET ASSETS — 100.0%		$72,115,383

The accompanying notes are an integral part of these financial statements.

Brown Cardinal Small Companies Fund
Schedule of Investments
June 30, 2010

PORTFOLIO HOLDINGS
% of Net Assets

Industrials	25.4%
Information Technology	17.8%
Financials	16.2%
Consumer Discretionary	12.1%
Materials	6.2%
Health Care	6.0%
Real Estate Investment Trusts	5.9%
Consumer Staples	4.2%
Energy	3.7%
Money Market	2.7%
Other Assets and Liabilities	(0.2)%

100.0%

*	Non-Income Producing
#	Seven-day yield.

The accompanying notes are an integral part of these financial statements.

Brown Advisory Small-Cap Fundamental Value
A Message to Our Shareholders
May 31, 2010

Dear Shareholder:

During the fiscal year ended May 31, 2010, the Brown Advisory Small-Cap Fundamental Value Fund Institutional Shares (the “Fund”) rose 26.70%. The overall performance reflects a significant rebound in the equity markets in the second half of 2009 and early 2010. Since inception (December 31, 2008), the fund has returned 22.26% through the period ending May 31, 2010. The funds gross expense ratio is 2.16%.

Performance data quoted represents past performance and is no guarantee of future results. Performance for periods greater than one year is annualized. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Performance for other share classes will vary. As stated in the current prospectus, the Fund’s annual operating expense (gross) is 2.16%. The Fund’s advisor has contractually agreed waive a portion of its fees such that total operating expenses (excluding taxes, interest, portfolio transaction expenses, AFFE and extraordinary expenses) are 1.40%. Shares redeemed or exchanged within 14 days of purchase will be charged a 1.00% fee. Performance data quoted does not reflect the redemption or exchange fee. If reflected, total returns would be reduced. For the most recent month end performance, please call 1-800-540-6807.

During the comparable period (12 months ending May 31), the Russell 2000 Value index returned 36.60% and returned 20.36% for the period since December 31, 2008.

During the first five months of 2009, the Fund’s defensive nature led to significant outperformance relative to our index. However, the sharp rise in the equity markets since that point has been led by many companies that did not necessarily meet our investment criteria. Examples of this are firms that are losing money, generate low returns on invested capital, and have over-leveraged balance sheets. While the last 12 months have been frustrating from a relative standpoint, we continue to believe that the fund’s strategy of focusing on businesses with sustainable free cash flow generation should continue to provide relative outperformance over the long run.

To reiterate, our investing strategy focuses on three key elements:

1. Businesses with Franchises. This shows up in the numbers. Specifically, we are focused on the prospective stability, predictability and growth of the revenue stream as well as required capital to maintain/grow the franchise.

2. Free Cash Flow and Capital Allocation. Once the business has generated free cash flow, we are keenly focused on how management allocates that capital. Here we focus on returns on invested capital as well as return of capital through buybacks and dividends.

3. Valuation. Enterprise values to EBITDA and free cash flow yields are the main drivers of our valuation analysis. In particular, we focus on balance sheet assets that others may be ignoring that may positively or negatively impact valuation.

Not every situation fits neatly into these buckets. However, we feel that these guiding principles combined with our due diligence should enable us to generate attractive returns for our investors over time.

For the period, the two top contributors to the portfolio were American Greetings and Knology Inc. Last year, American Greetings announced the sale of its retail card business—a money losing subsidiary that was masking the profitability of the core card franchise. We have also been attracted to the rapid return of capital to shareholders; American Greetings has shrunk its share count by nearly 50% since February 2006. Knology focuses its cable operations on secondary and tertiary markets with attractive growth characteristics in the Southeast. Its existing customer base is relatively sticky and has offered almost utility-like revenue and cash flow dynamics. Knology has been able to grow revenue and EBITDA every quarter since 2005.

The largest industry weighting in the portfolio was information technology, specifically financial processors, a segment with business models in which we have high confidence levels. These businesses are characterized as providing core technology, often through long-term contracts enabling greater visibility into future revenues and healthy EBITDA margins. A good example of this is Broadridge Financial Solutions. Broadridge has two highly defensible businesses. It is the dominant provider of investor communications services (proxy statements, mutual fund distributions, etc.) and also provides core technology systems to significant fixed income and equity trading operations across the globe. Broadridge had a clearing business which it recently sold in order to free up excess capital while still retaining the strategic elements of the business. Other large holdings in this segment are Total Systems, Lender Processing Services and DST Systems.

While we believe that the portfolio is well positioned, we continually re-evaluate the portfolio and search for new investment opportunities.

Brown Advisory Small-Cap Fundamental Value
A Message to Our Shareholders
May 31, 2010

We appreciate your confidence and support. Thank you.

Sincerely,

J. David Schuster
Portfolio Manager

Investments in smaller companies generally carry greater risk than is customarily associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. The Fund may invest in ETFs, which may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in foreign securities entail certain risks not associated with investments in domestic securities, such as volatility of currency exchange rates, and in some cases, political and economic instability and relatively illiquid markets. The risks of investments in derivatives, including options, futures contracts and options on futures ontracts include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments provided in this report.

Definitions for terms and indices are provided in the Glossary of Terms.

Brown Advisory Small-Cap Fundamental Value Fund
A Message to Our Shareholders
June 30, 2010

During the month ended June 30, 2010, the Brown Advisory Small-Cap Fundamental Value Fund Institutional Shares (the “Fund”) declined 8.52%. This figure compares to the Fund’s stated benchmark, the Russell 2000 Value Index, which fell 8.73% during the same period.

The following chart shows the average sector weight and performance for the month of June:

	Portfolio		Russell 2000 Value
	Avg. Weight	Total Return	Avg. Weight	Total Return
Sector	(%)	(%)	(%)	(%)
Consumer Discretionary	25.29	-11.43	16.04	-15.20
Information Technology	6.49	-5.00	8.70	-7.18
Materials	6.61	-10.25	7.82	-11.64
Energy	7.24	-7.39	4.99	-8.55
Health Care	5.66	-6.39	4.44	-6.17
Industrials	12.73	-9.16	11.96	-8.85
Telecommunication Services	5.67	-8.85	0.38	-0.05
Financials	26.83	-7.30	37.21	-7.55
Consumer Staples	2.00	-5.34	2.71	-3.95
Utilities	—	—	5.75	-0.66
Cash	1.48	0.00	0.00	0.00

The Fund’s top five contributors to and detractors from performance during the month include:

	Avg. Weight	Total Return	Contribution
Contribution to Return	(%)	(%)	(%)
Five Highest	8.79	3.88	0.32
Golub Capital BDC Inc.	3.14	3.68	0.11
T-3 Energy Services Inc.	1.79	4.61	0.11
Comtech Telecommunications Corp.	1.74	3.89	0.05
Oritani Financial Corp.	0.14	12.23	0.05
Broadridge Financial Solutions Inc.	1.98	0.35	0.01

Five Lowest	13.11	-16.86	-2.25
GameStop Corp. (Cl A)	2.74	-17.55	-0.52
American Greetings Corp. Cl A	2.37	-19.89	-0.50
Coinstar Inc.	2.20	-19.92	-0.45
Wilmington Trust Corp.	1.51	-26.46	-0.42
Kraton Performance Polymers Inc.	4.29	-8.34	-0.37

Changes to the portfolio during the month include four additions:

Position Changes	Sector

Additions
AnnTaylor Stores Corp.	Consumer Discretionary
Kearny Financial Corp.	Financials
Oceaneering International Inc.	Energy
Oritani Financial Corp.	Financials

We remain confident in our investment philosophy, which is based on bottom-up, fundamental research and disciplined security selection. Despite an unsettled investment environment, we are optimistic that our approach should provide strong relative performance in the period ahead. We thank you for your continued support and look forward to fiscal 2011.

Sincerely,

J. David Schuster
Portfolio Manager

Investments in smaller companies generally carry greater risk than is customarily associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available

Brown Advisory Small-Cap Fundamental Value Fund
A Message to Our Shareholders
June 30, 2010

capital or financing opportunities, and increases in property taxes or operating costs. The Fund may invest in ETFs, which may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in foreign securities entail certain risks not associated with investments in domestic securities, such as volatility of currency exchange rates, and in some cases, political and economic instability and relatively illiquid markets. The risks of investments in derivatives, including options, futures contracts and options on futures ontracts include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments provided in this report.

Definitions for terms and indices are provided in the Glossary of Terms.

Brown Small-Cap Fundamental Value Fund
Performance Chart and Analysis
May 31, 2010 and June 30, 2010

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

The following chart reflects the change in value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Fund, and measured against a broad-based securities market index. The Russell 2000® Value Index (“Index”) measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged and does not reflect the deduction of fees, such as investment management and fund accounting fees, or taxes associated with a mutual funds. Investors cannot invest directly in an index.

Average Annual Total Return	One	Since Inception
as of 5/31/10	Year	(12/31/08)
Institutional Shares[1]	26.70%	22.26%
Russell 2000® Value Index	36.60%	20.36%

Institutional Shares
Gross Expense Ratio[2]	2.16%
Net Expense Ratio[2]	1.46%

Average Annual Total Return	One	Since Inception
as of 6/30/10	Year	(12/31/08)
Institutional Shares[1]	14.41%	13.93%
Russell 2000® Value Index	25.07%	12.08%

Institutional Shares
Gross Expense Ratio[2]	2.16%
Net Expense Ratio[2]	1.46%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 800-540-6807. The performance table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investment performance reflects voluntary fee waivers in effect through September 30, 2012. Without these waivers, performance would have been lower.

[1]	Institutional Shares redeemed or exchanged within fourteen days of purchase will be charged a fee of 1.00%, subject to limited exceptions.
[2]	Per the Fund’s prospectus dated April 12, 2010.

Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
May 31, 2010

Shares	Security Description	Value $

Common Stocks — 89.3%
Consumer Discretionary — 18.7%
64,917	A.C. Moore Arts & Crafts, Inc.*	180,469
38,520	American Greetings Corp. — Class A	908,301
34,225	Cato Corp. — Class A	812,159
15,070	Coinstar, Inc.*	808,656
48,175	GameStop Corp. — Class A*	1,097,909
10,210	Gymboree Corp.*	455,162
15,560	Helen of Troy Limited*	400,826
111,050	Knology, Inc.*	1,328,158
20,105	Liberty Media-Starz*	1,051,894

		7,043,534

Consumer Staples — 3.0%
19,285	Casey’s General Stores, Inc.	711,038
26,450	Spartan Stores, Inc.	403,098

		1,114,136

Energy — 10.6%
15,020	Dresser-Rand Group, Inc.*	478,087
36,156	Gulf Island Fabrication, Inc.	660,570
15,139	GulfMark Offshore, Inc.*	395,733
99,540	North American Energy Partners, Inc.*	970,515
22,670	T-3 Energy Services, Inc.*	604,609
21,050	Tidewater, Inc.	880,101

		3,989,615

Financials — 15.1%
25,950	Assurant, Inc.	900,465
35,985	Assured Guaranty, Ltd.	604,548
16,454	Columbia Banking System, Inc.	367,418
76,196	Golub Capital BDC, Inc.*	1,070,554
24,515	HCC Insurance Holdings, Inc.	614,591
55,527	Pacific Premier Bancorp, Inc.*	263,753
21,450	PacWest Bancorp	447,018
43,105	Susquehanna Bancshares, Inc.	378,031
27,625	Union First Market Bankshares Corp.	430,398
39,090	Wilmington Trust Corp.	589,476

		5,666,252

Health Care — 5.2%
28,215	Amerigroup Corp.*	1,013,483
48,505	Immucor, Inc.*	952,638

		1,966,121

Industrials — 8.3%
53,015	Actuant Corp. — Class A	1,071,964
28,620	Brink’s Co.	648,815
31,145	Harsco Corp.	847,455
39,630	UTi Worldwide, Inc.	572,654

		3,140,888

Information Technology — 20.7%
35,465	Broadridge Financial Solutions, Inc.	678,091
19,795	Comtech Telecommunications Corp.*	570,294
22,790	DST Systems, Inc.	873,313
48,230	Echostar Corp. — Class A*	1,014,277
9,435	Global Payments, Inc.	398,063
50,445	Hughes Communications, Inc.*	1,310,057
25,970	Lender Processing Services, Inc.	881,421
8,095	MAXIMUS, Inc.	484,891
36,485	TNS, Inc.*	701,607
62,405	Total System Services, Inc.	911,112

		7,823,126

Materials — 7.7%
39,661	KMG Chemicals, Inc.	667,495
73,610	Kraton Performance Polymers, Inc.*	1,509,004
43,545	LSB Industries, Inc.*	711,961

		2,888,460

Total Common Stocks (Cost $30,260,208)		33,632,132

Real Estate Investment Trust — 0.5%
8,126	Agree Realty Corp.	193,480

Total Real Estate Investment Trust (Cost $179,352)		193,480

Investment Companies — 4.6%
25,860	Ares Capital Corp.	350,144
147,374	MCG Capital Corp.	803,188
64,304	Third Point Offshore Investors Ltd.	558,802

Total Investment Companies (Cost $1,337,550)		1,712,134

Short Term Investment — 6.4%

Money Market Fund — 6.4%
2,393,757	AIM Liquid Assets Portfolio Institutional Class, 0.13%#	2,393,757

Total Short Term Investment (Cost $2,393,757)		2,393,757

Total Investments — 100.8% (Cost $34,170,867)		37,931,503
Liabilities in Excess of Other Assets — (0.8)%		(302,967)

NET ASSETS — 100.0%		$37,628,536

PORTFOLIO HOLDINGS
% of Net Assets

Information Technology	20.7%
Consumer Discretionary	18.7%
Financials	15.1%
Energy	10.6%
Industrials	8.3%
Materials	7.7%
Money Market	6.4%
Health Care	5.2%
Investment Companies	4.6%
Consumer Staples	3.0%
Real Estate	0.5%
Other Assets and Liabilities	(0.8)%

100.0%

*	Non-Income Producing
#	Seven-day yield.

The accompanying notes are an integral part of these financial statements.

Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
June 30, 2010

Shares	Security Description	Value $

Common Stocks — 87.9%

Consumer Discretionary — 17.9%
85,315	A.C. Moore Arts & Crafts, Inc.*	193,665
41,005	American Greetings Corp. — Class A	769,254
11,220	AnnTaylor Stores Corp.*	182,549
36,447	Cato Corp. — Class A	802,563
16,053	Coinstar, Inc.*	689,797
41,273	GameStop Corp. — Class A*	775,520
10,884	Gymboree Corp.*	464,856
16,564	Helen of Troy Limited*	365,402
118,230	Knology, Inc.*	1,292,254
21,410	Liberty Media-Starz*	1,109,894

		6,645,754

Consumer Staples — 3.0%
20,530	Casey’s General Stores, Inc.	716,497
28,170	Spartan Stores, Inc.	386,492

		1,102,989

Energy — 10.8%
15,998	Dresser-Rand Group, Inc.*	504,737
38,061	Gulf Island Fabrication, Inc.	590,707
16,123	GulfMark Offshore, Inc.*	422,423
105,982	North American Energy Partners, Inc.*	935,821
4,270	Oceaneering International, Inc.*	191,723
17,548	T-3 Energy Services, Inc.*	489,589
22,410	Tidewater, Inc.	867,715

		4,002,715

Financials — 15.2%
27,625	Assurant, Inc.	958,587
38,322	Assured Guaranty, Ltd.	508,533
17,508	Columbia Banking System, Inc.	319,696
81,046	Golub Capital BDC, Inc.*	1,168,683
26,109	HCC Insurance Holdings, Inc.	646,459
21,360	Kearny Financial Corp.	195,658
55,527	Pacific Premier Bancorp, Inc.*	232,658
22,825	PacWest Bancorp	417,926
45,896	Susquehanna Bancshares, Inc.	382,314
29,414	Union First Market Bankshares Corp.	360,616
41,627	Wilmington Trust Corp.	461,643

		5,652,773

Health Care — 5.3%
30,030	Amerigroup Corp.*	975,374
51,652	Immucor, Inc.*	983,971

		1,959,345

Industrials — 7.9%
56,437	Actuant Corp. — Class A	1,062,708
30,475	Brink’s Co.	579,939
33,173	Harsco Corp.	779,566
42,183	UTi Worldwide, Inc.	522,226

		2,944,439

Information Technology — 20.9%
37,756	Broadridge Financial Solutions, Inc.	719,252
21,086	Comtech Telecommunications Corp.*	631,104
24,270	DST Systems, Inc.	877,118
51,339	Echostar Corp. — Class A*	979,548
10,050	Global Payments, Inc.	367,227
53,713	Hughes Communications, Inc.*	1,306,837
27,645	Lender Processing Services, Inc.	865,565
8,605	MAXIMUS, Inc.	497,971
38,842	TNS, Inc.*	677,404
66,442	Total System Services, Inc.	903,612

		7,825,638

Materials — 6.9%
46,289	KMG Chemicals, Inc.	664,710
78,372	Kraton Performance Polymers, Inc.*	1,472,610
33,181	LSB Industries, Inc.*	441,639

		2,578,959

Total Common Stocks (Cost $32,451,644)		32,712,612

Real Estate Investment Trust — 0.5%
8,631	Agree Realty Corp.	201,275

Total Real Estate Investment Trust (Cost $191,836)		201,275

Investment Companies — 4.3%
27,534	Ares Capital Corp.	345,001
156,910	MCG Capital Corp.	757,875
64,304	Third Point Offshore Investors Ltd.	482,280

Total Investment Companies (Cost $1,410,676)		1,585,156

Short Term Investment — 6.8%

Money Market Fund — 6.8%
2,533,496	AIM Liquid Assets Portfolio Institutional Class, 0.13%#	2,533,496

Total Short Term Investment (Cost $2,533,496)		2,533,496

Total Investments — 99.5% (Cost $36,587,652)		37,032,539
Other Assets in Excess of Liabilities — 0.5%		174,481

NET ASSETS — 100.0%		$37,207,020

The accompanying notes are an integral part of these financial statements.

Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
June 30, 2010

PORTFOLIO HOLDINGS
% of Net Assets

Information Technology	20.9%
Consumer Discretionary	17.9%
Financials	15.2%
Energy	10.8%
Industrials	7.9%
Materials	6.9%
Money Market	6.8%
Health Care	5.3%
Investment Companies	4.3%
Consumer Staples	3.0%
Real Estate Investment Trust	0.5%
Other Assets and Liabilities	0.5%

100.0%

*	Non-Income Producing
#	Seven-day yield.

The accompanying notes are an integral part of these financial statements.

Brown Advisory Opportunity Fund
A Message to Our Shareholders
May 31, 2010

Dear Shareholder:

During the fiscal year ended May 31, 2010, the Brown Advisory Opportunity Fund Institutional Shares (the “Fund”) rose 22.45%, slightly less than the Fund’s stated benchmark, the Russell 3000 Index, which climbed 23.20%.

The Fund’s philosophy remains unchanged: our goal is to identify and own what in our view are outstanding companies regardless of market capitalization. In general, the sorts of businesses in which we seek to invest possess sustainable competitive advantages through operations in large and growing addressable markets, differentiated products or services, or a superior go-to-market strategy relative to industry competition. Over time, by successfully executing relative to competition, companies that share these attributes should be able to grow margins, cash flows, and earnings more than their competitors. Lastly, when we have identified a business in which we would like to invest, we are patient enough to wait until pricing is attractive, and the stock’s potential reward significantly outweighs its risk.

Looking back, the market’s steady climb from the March 2009 lows has been quite remarkable. Certainly, many interesting business models reached fire-sale prices as the economic woes peaked. The turning point in sentiment sparked a broad-based recovery, with many stocks doubling as the worst of fears ebbed. Our investment process attempts to take advantage of mis-pricings of stocks relative to their earnings potential, and so as the markets sold off indiscriminately during the worst of the financial crisis we were able to invest in very high quality companies at what turned out to be attractive valuations. However, even after impressive gains, we are still below the market peak reached in 2007, and valuations do not yet represent a headwind, in our view.

Top contributors over the last twelve months include Apple, Millipore, and Franklin Resources. Apple’s share rebounded sharply from the market lows of 2009, and over the course of fiscal 2010 rose just under 90%. Apple has long been recognized for its product innovation pipeline, and the Company’s retail operations continue to expand. While the shares have appreciated considerably, the stock remains a core holding as we think the Company has considerable earnings growth ahead as new products ramp. Millipore, a long-time holding, rose nearly 70% following the announced sale of the Company to Merck AG. Franklin Resources, whose earnings are correlated to the overall capital markets, gained roughly 84% as those markets recovered and the worst of the financial crisis eased.

Some stocks that we have exited in the past few months were among our biggest detractors. These included Transocean Ltd. and Athenahealth. As the headlines surrounding the Gulf of Mexico disaster worsened, Transocean’s stock came under extreme pressure. The degree to which the Company will ultimately be held responsible given its ownership of the sunken rig is yet to be seen. Our process of determining upside and downside scenarios and then using those to balance risks and rewards in building portfolio positions is rooted in the idea that we can use objective anlaysis to bracket potential outcomes. In this case, given the extreme uncertainty, we thought it best to eliminate the stock. We eliminated Athenahealth from the portfolio as we have grown less comfortable with the Company’s senior management, and believe that the its incremental spending may not be producing adequate returns. Long term, the standardization of electronic medical record keeping represents an enormous potential, but we feel the Company would be better served under new leadership.

While we are pleased that the Fund has done well on an absolute return basis over the last year, we continue to look for new and interesting ideas. Our process is continual. We are diligent in re-evaluating our current holdings and are always seeking opportunities to upgrade the portfolio, a process that we believe will lead to superior shareholder returns. We thank you for your continued support and look forward to fiscal 2011.

Sincerely,

Darry R. Oliver
Portfolio Manager

Past performance is not a guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in small and medium capitalization companies which carry greater risk than is associated with larger companies for various reasons, such as narrower markets, limited financial resources and less liquid stock. The Fund is also a non-diversified fund, such that it may focus a percentage of its assets in securities of fewer issuers. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. The Fund may invest in ETFs, which may trade at a discount to the aggregate value of the underlying

Brown Advisory Opportunity Fund
A Message to Our Shareholders
May 31, 2010

securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Investments in foreign securities entail certain risks not associated with investments in domestic securities, such as volatility of currency exchange rates, and in some cases, political and economic instability and relatively illiquid markets.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments provided in this report.

Definitions for terms and indices are provided in the Glossary of Terms.

Brown Advisory Opportunity Fund
A Message to Our Shareholders
June 30, 2010

During the month ended June 30, 2010, the Brown Advisory Opportunity Fund Institutional Shares (the “Fund”) declined 4.17%. This figure compares to the Fund’s stated benchmark, the Russell 3000 Index, which fell 5.75% during the same period.

The following chart shows the average sector weight and performance for the month of June.

	Portfolio		Russell 3000
	Avg. Weight	Total Return	Avg. Weight	Total Return
Sector	(%)	(%)	(%)	(%)
Financials	11.03	-0.57	16.27	-6.81
Information Technology	30.22	-4.20	18.56	-6.35
Industrials	13.84	-3.03	11.24	-7.07
Consumer Discretionary	12.07	-6.98	11.25	-10.11
Energy	13.40	-5.28	10.16	-5.83
Materials	6.18	-7.20	3.95	-7.79
Health Care	9.32	-2.18	12.08	-2.23
Telecommunication Services	—	—	2.75	-0.76
Consumer Staples	3.94	-1.56	10.02	-2.49
Utilities	—	—	3.72	-0.88

The Fund’s top five contributors to and detractors from performance during the month include:

	Avg. Weight	Total Return	Contribution
Contribution to Return	(%)	(%)	(%)
Five Highest	12.54	6.40	0.76
Stericycle Inc.	3.25	11.87	0.36
athenahealth Inc.	3.08	5.53	0.17
Pegasystems Inc.	1.86	7.45	0.13
Titan Machinery Inc.	3.16	1.31	0.05
ACE Ltd.	1.19	4.72	0.05
Five Lowest	20.49	-9.05	-1.93
Harsco Corp.	3.70	-13.63	-0.51
QUALCOMM Inc.	5.43	-7.65	-0.43
Lender Processing Services Inc.	4.67	-7.47	-0.35
FMC Technologies Inc.	3.61	-9.44	-0.33
NuVasive Inc.	3.09	-9.70	-0.31

Changes to the portfolio during the month include one addition:

Position Changes	Sector

Additions
Genpact Ltd	Information Technology

We remain confident in our investment philosophy, which is based on bottom-up, fundamental research and disciplined security selection. Despite an unsettled investment environment, we are optimistic that our approach should provide strong relative performance in the period ahead. We thank you for your continued support and look forward to fiscal 2011.

Sincerely,

Darryl R. Oliver
Portfolio Manager

Past performance is not a guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in small and medium capitalization companies which carry greater risk than is associated with larger companies for various reasons, such as narrower markets, limited financial resources and less liquid stock. The Fund is also a non-diversified fund, such that it may focus a percentage of its assets in securities of fewer issuers. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. The Fund may invest in ETFs, which may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can

Brown Advisory Opportunity Fund
A Message to Our Shareholders
June 30, 2010

generate brokerage expenses. Investments in foreign securities entail certain risks not associated with investments in domestic securities, such as volatility of currency exchange rates, and in some cases, political and economic instability and relatively illiquid markets.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments provided in this report.

Definitions for terms and indices are provided in the Glossary of Terms.

Brown Advisory Opportunity Fund
Performance Chart and Analysis
May 31, 2010 and June 30, 2010

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

The following chart reflects the change in value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Fund and measured against the broad-based securities market index. The Russell 3000® Index (“Index”) measures the performance of the 3,000 largest U.S. companies representing approximately 98% of the investable U.S. equity market. The Index is unmanaged and does not reflect the deduction of fees, such as investment management and fund accounting fees, or taxes associated with a mutual fund. Investors cannot invest directly in an index.

Average Annual Total Return	One	Three	Five	Ten
as of 5/31/10	Year	Year	Year	Year
Institutional Shares[1,2]	22.45%	-9.21%	-1.46%	-9.43%
Russell 3000® Index	23.20%	-8.24%	0.84%	-0.04%

Institutional Shares
Gross Expense Ratio[3]	1.69%
Net Expense Ratio[3]	1.52%

Average Annual Total Return	One	Three	Five	Ten
as of 6/30/10	Year	Year	Year	Year
Institutional Shares[1,2]	17.84%	-10.22%	-2.67%	-12.25%
Russell 3000® Index	15.72%	-9.47%	-0.48%	-0.92%

Institutional Shares
Gross Expense Ratio[3]	1.69%
Net Expense Ratio[3]	1.52%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 800-540-6807. The performance table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investment performance reflects contractual fee waivers in effect through September 30, 2012. Without these waivers, performance would have been lower.

[1]	Prior to December 30, 2005, the Fund operated as the sole series of The Nevis Fund, Inc., an open-end mutual fund (the “Predecessor Fund”). The Predecessor Fund maintained the same investment objective and substantially similar investment policies to that of the Fund. The performance of the Fund’s Institutional Shares prior to December 30, 2005 is that of the Predecessor Fund.
[2]	Institutional Shares redeemed or exchanged within fourteen days of purchase will be charged a fee of 1.00%, subject to limited exceptions.
[3]	Per the Fund’s prospectus dated April 12, 2010.

Brown Advisory Opportunity Fund
Schedule of Investments
May 31, 2010

Shares	Security Description	Value $

Common Stocks — 99.1%

Consumer Discretionary — 14.3%
15,500	Citi Trends, Inc.*	528,240
11,500	Coach, Inc.	472,765
7,500	Darden Restaurants, Inc.	321,750
4,500	Sherwin-Williams Co.	344,835
17,800	Starbucks Corp.	460,842

		2,128,432

Consumer Staples — 3.7%
20,000	Alberto-Culver Co.	550,400

Energy — 12.9%
3,300	Diamond Offshore Drilling, Inc.	208,230
8,950	Exxon Mobil Corp.	541,117
9,000	FMC Technologies, Inc.*	523,350
7,275	Oceaneering International, Inc.*	336,614
6,650	Total S.A. ADR	310,090

		1,919,401

Financials — 6.0%
3,500	Ace, Ltd.	172,060
10,600	American Express Co.	422,622
5,300	Assurant, Inc.	183,910
4,000	Bank of New York Mellon Corp.	108,800

		887,392

Health Care — 9.8%
19,000	athenahealth, Inc.*	470,440
9,350	Covance, Inc.*	493,306
12,500	NuVasive, Inc.*	490,875

		1,454,621

Industrials — 14.6%
22,000	Harsco Corp.	598,620
13,190	Snap-on, Inc.	582,998
9,000	Stericycle, Inc.*	527,580
35,000	Titan Machinery, Inc.*	453,600

		2,162,798

Information Technology — 34.1%
13,700	Accenture PLC — Class A	514,024
3,200	Apple, Inc.*	822,912
21,440	Cisco Systems, Inc.*	496,550
6,050	Citrix Systems, Inc.*	263,841
20,500	Lender Processing Services, Inc.	695,769
3,400	Mastercard, Inc. — Class A	686,018
8,700	Pegasystems, Inc.	260,217
22,750	QUALCOMM, Inc.	808,990
18,500	Trimble Navigation, Ltd.*	531,505

		5,079,826

Materials — 3.7%
8,000	Air Products & Chemicals, Inc.	552,480

Total Common Stocks (Cost $14,309,165)		14,735,350

Short Term Investment — 0.8%

Money Market Fund — 0.8%
119,037	AIM Liquid Assets Portfolio Institutional Class, 0.13%#	119,037

Total Short Term Investment (Cost $119,037)		119,037

Total Investments — 99.9% (Cost $14,428,202)		14,854,387
Other Assets in Excess of Liabilities — 0.1%		8,153

NET ASSETS — 100.0%		$14,862,540

PORTFOLIO HOLDINGS
% of Net Assets

Information Technology	34.1%
Industrials	14.6%
Consumer Discretionary	14.3%
Energy	12.9%
Health Care	9.8%
Financials	6.0%
Materials	3.7%
Consumer Staples	3.7%
Money Market	0.8%
Other Assets and Liabilities	0.1%

100.0%

*	Non-Income Producing
#	Seven-day yield.

ADR	American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Brown Advisory Opportunity Fund
Schedule of Investments
June 30, 2010

Shares	Security Description	Value $

Common Stocks — 96.3%

Consumer Discretionary — 13.3%
14,555	Citi Trends, Inc.*	479,442
9,915	Coach, Inc.	362,393
6,770	Darden Restaurants, Inc.	263,015
4,500	Sherwin-Williams Co.	311,355
15,735	Starbucks Corp.	382,360

		1,798,565

Consumer Staples — 3.9%
19,610	Alberto-Culver Co.	531,235

Energy — 13.5%
3,300	Diamond Offshore Drilling, Inc.	205,227
8,365	Exxon Mobil Corp.	477,390
9,960	FMC Technologies, Inc.*	524,493
7,705	Oceaneering International, Inc.*	345,955
6,020	Total S.A. ADR	268,733

		1,821,798

Financials — 6.1%
3,105	Ace, Ltd.	159,845
10,410	American Express Co.	413,277
4,400	Assurant, Inc.	152,680
4,100	Bank of New York Mellon Corp.	101,229

		827,031

Health Care — 9.1%
17,325	athenahealth, Inc.*	452,702
7,805	Covance, Inc.*	400,553
10,600	NuVasive, Inc.*	375,876

		1,229,131

Industrials — 13.1%
19,350	Harsco Corp.	454,725
11,645	Snap-on, Inc.	476,397
6,605	Stericycle, Inc.*	433,156
30,670	Titan Machinery, Inc.*	402,697

		1,766,975

Information Technology — 33.8%
6,505	Accenture PLC — Class A	251,418
2,880	Apple, Inc.*	724,406
21,500	Cisco Systems, Inc.*	458,165
5,570	Citrix Systems, Inc.*	235,221
14,605	Genpact Limited*	226,816
19,230	Lender Processing Services, Inc.	602,091
3,125	Mastercard, Inc. — Class A	623,532
8,120	Pegasystems, Inc.	260,733
21,105	QUALCOMM, Inc.	693,089
17,010	Trimble Navigation, Ltd.*	476,280

		4,551,751

Materials — 3.5%
7,310	Air Products & Chemicals, Inc.	473,761

Total Common Stocks (Cost $13,178,939)		13,000,247

Short Term Investment — 3.9%

Money Market Fund — 3.9%
520,546	AIM Liquid Assets Portfolio Institutional Class, 0.13%#	520,546

Total Short Term Investment (Cost $520,546)		520,546

Total Investments — 100.2% (Cost $13,699,485)		13,520,793
Liabilities in Excess of Other Assets — (0.2)%		(22,671)

NET ASSETS — 100.0%		$13,498,122

PORTFOLIO HOLDINGS
% of Net Assets

Information Technology	33.8%
Energy	13.5%
Consumer Discretionary	13.3%
Industrials	13.1%
Health Care	9.1%
Financials	6.1%
Consumer Staples	3.9%
Money Market Fund	3.9%
Materials	3.5%
Other Assets and Liabilities	(0.2)%

100.0%

*	Non-Income Producing
#	Seven-day yield.

The accompanying notes are an integral part of these financial statements.

Brown Advisory Core International Fund
A Message to Our Shareholders
May 31, 2010

Market Overview

International equity markets had a meaningful run upwards in the first half of the period under review. For the six month period ending November 30, 2009, the Brown Advisory Core International Fund returned 18.55% midway through the year. But in the ensuing months, the reality of the impact of deficit spending by specific governments, from poor fiscal policy coupled with the deep recession, created a drag on equity returns worldwide. With the ultimate effect being less stimulus and more austere sovereign budgets the markets pulled back in January and February 2010 and again, more harshly, in May and June. The one year return for the period ending May 31, 2010 for the MSCI EAFE Index was 6.84%. The one year return for the period ending May 31, 2010 for the Brown Advisory Core International Fund was 2.19%*.(

The European region suffered the largest drop relative to other major regions as Greece fell 45% while Italy, Portugal and Spain fell between 9% and 12% for the one year trailing. These countries represent those with the weakest fiscal condition since debt has been piling up while their borrowing costs have been increasing as the countries credit condition has been downgraded by the credit rating agencies. This has dampened returns for other more developed European countries as their fiscal situation is being stretched in an attempt to rescue and stand by their neighbors. Conversely, the financial and credit crisis seems to have avoided parts of Asia and the Pacific regions. Equity returns outside Europe and the UK held up much better in the last 12 months as Australia was up 27% and Singapore jumped 24%. The aftershocks from the financial crisis of 2008 and 2009 have left their mark on several advanced industrial economies which may promote more fiscal restraint and crimp growth prospects, thus creating a headwind for some Euro region companies and opportunities for others.

Portfolio Review

Returns throughout the 10 economic sectors were mixed over the last 12 months as the leaders were consumer staples up 18% and industrials up 15%. Energy and utilities were the laggards but that was a more recent event for oil producers and oil service companies given the environmental problems from the British Petroleum offshore drilling accident in the Gulf of Mexico. Security selection was strong in the financial and materials sector as the market made a gradual transition during the last 12 months from a focus on broken banks and financial institutions to those with solid earnings prospects and stronger balance sheets. One of our Norwegian banks, DnB Nor ASA was up 32% during the one year period and our exposure to Swiss Reinsurance and Zurich Financial Services were all good examples of solid financial institutions where our conviction and patience paid off as improving business momentum won out relative to a low priced stock strategy. Swiss Re and Zurich were up 28% and 17%, respectively over the one year period. Other banking institutions like Industrial and Commercial Bank of China based in Hong Kong and Standard Chartered PLC from the UK had strong returns and were positive contributors to security selection in the financial sector over the one year period. While some of our consumer staples holdings pulled back slightly in the second half of the year, they still represent a source of earnings growth and positive business momentum as global economies have continued to recover. In the material sector we experienced strong returns from miners and chemical companies. Australian mineral companies BHP Billiton, Ltd and Rio Tinto were up 22% and 43%, respectively while UK based Xstrata, PLC was up 34% during the 12 month period.

Market Outlook

Despite a record amount of stimulus that has been put to use over the last 18 months, both in the US and Europe, we have mixed feelings about a global synchronized rebound in economic activity. On the one hand more opportunities exist when economies are in various stages of growth cycles but given the recent path, any pull back in even smaller economies can be a catalyst for others to experience knock on effects and slow themselves. There appears to be enough fuel to attain above trend growth for at least another year. However, the 2008 credit crisis has re-emerged in the form of a sovereign debt debacle which is stressing equity and debt markets around the world. Volatility has risen as investors have become more risk averse lately. The turmoil in recent months could challenge the European Union’s attempts to steer local economies away from another recession. These intra-regional imbalances create risk for general momentum in Europe as monetary union has limited tools to deal with finding a synchronized path for recovery. We see stronger earnings trends in the Asia Pacific rim and even Japan has been experiencing credible growth. It would appear that although

(*Due to the instruction received to liquidate the Fund’s equity exposure in May 2010, the cash position created a lag as the market rose significantly during the last few days of the month and the Fund’s return lagged the Index in May 2010.

Brown Advisory Core International Fund
A Message to Our Shareholders
May 31, 2010

economies and markets have become less synchronized, they do present a diverse path towards overall global growth, albeit at a moderate level.

Sincerely,

Remi J. Browne, CFA
Portfolio Manager

Past performance is not a guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. Investing overseas involves special risks, including the volatility of currency exchange rates and, in some cases, limited geographic focus, political and economic instability, and relatively illiquid markets. Options are subject to special risks and may not fully protect the Fund against declines in the value of its stocks. While the Adviser seeks to decrease the Fund’s exposure to market risk through use of derivative instruments (especially options writing), there is no guarantee these strategies will work in all market environments. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. The Fund may invest in ETFs, which may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Investments in smaller companies generally carry greater risk than is customarily associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments provided in this report.

Definitions for terms and indices are provided in the Glossary of Terms.

Brown Advisory Core International Fund
Performance Chart and Analysis
May 31, 2010

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

The following chart reflects the change in value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Fund, and measured against the broad-based securities market index. The Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE”) (“Index”) designed to measure the performance of the developed stock markets of Europe, Australia and the Far East. The Index is unmanaged and does not reflect the deduction of fees, such as investment management and fund accounting fees, or taxes associated with a mutual fund. Investors cannot invest directly in an index.

Average Annual Total Return	One	Three	Five	Since Inception
as of 5/31/10	Year	Year	Year	(1/28/03)
Institutional Shares[1]	2.19%	-17.82%	-3.39%	4.19%
MSCI EAFE Index	6.84%	-12.61%	1.83%	9.07%

Institutional Shares
Gross Expense Ratio[2]	1.31%
Net Expense Ratio[2]	1.31%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 800-540-6807. The performance table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investment performance reflects contractual fee waivers in effect through September 30, 2012. Without these waivers, performance would have been lower.

[1]	Institutional Shares redeemed or exchanged within fourteen days of purchase will be charged a fee of 1.00%, subject to limited exceptions.
[2]	Per the Fund’s prospectus dated April 12, 2010.

Brown Advisory Core International Fund
Schedule of Investments
May 31, 2010

Shares	Security Description	Value $

Common Stock — 0.0%

United Kingdom — 0.0%
0	National Grid PLC	1

Total Common Stock (Cost $1)		1

Short Term Investment — 8.4%
Money Market Fund — 8.4%
1,790,623	AIM Liquid Assets Portfolio Institutional Class, 0.13%#	1,790,623

Total Short Term Investment (Cost $1,790,623)		1,790,623

Total Investments — 8.4% (Cost $1,790,624)		1,790,624
Other Assets in Excess of Liabilities — 91.6%		19,508,768

NET ASSETS — 100.0%		$21,299,392

PORTFOLIO HOLDINGS
% of Net Assets

Money Market	8.4%
United Kingdom	0.0%
Other Assets and Liabilities	91.6%

100.0%

#	Seven-day yield.

The accompanying notes are an integral part of these financial statements.

Brown Advisory Maryland Bond Fund
A Message to Our Shareholders
May 31, 2010

For the twelve month period ended May 31, 2010, the Brown Advisory Maryland Bond Fund (the “Fund”) returned 4.21% versus 5.79% for the Fund’s benchmark, the Barclays 1-10 year Blended Municipal Bond Index.

Six months ago we wrote that “the Federal Reserve (the “Fed”) remains cautiously optimistic about the strength of the recovery. Although access to credit has improved for large companies, small businesses and consumers still find loans difficult to acquire. Gradual improvement has been seen in some areas, particularly spending by businesses on software and equipment, but difficulties remain in the employment and housing markets. New problems have arisen, notably the European debt crisis, wreaking havoc with the euro, and the oil tragedy in the Gulf of Mexico. These events have caused market participants to reconsider their economic forecasts and subsequent strategies. Benefiting from these trends has once again been the high quality debt markets as investors looked for stability and more certainty. Buyers have returned to longer Treasuries, U.S. Agencies and mortgage backed (essentially government backed) securities as inflation has remained low and the Fed continues to show no signs of intention to lift the Federal Funds rate, currently at 0-0.25%.

During the past year, we focused on maintaining average duration in the 4 to 5 year range. Strong cash flows into the Fund throughout the period were invested in 5 to 14 year maturities (purchases were predominately in the 5 to 7 year range) of high quality general obligation and essential service revenue bonds. The high quality, single state bias of the Fund, reflecting lower yields, contributed to returns that were less than the stated benchmark. Lower quality states such as California outperformed the benchmark by approximately 1% for the period.

The Fund seeks to provide a high level of current income exempt from both Federal and Maryland state income taxes without undue risk. The Fund is classified as a non-diversified Fund, meaning it may focus a larger percentage of assets in the securities of fewer issuers. Specifically, for 50% of the Fund, no issuer may represent over 5% of assets. As of May 31, 2010, approximately 60% of the Fund was invested in issues representing less than 5% of the Fund’s total assets.

Sincerely,

Paul D. Corbin
Portfolio Manager

Monica M. Hausner
Portfolio Manager

Past performance is not a guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. The Fund is non-diversified which means it may invest a large percentage of its assets in the securities of fewer issuers. Concentration in a limited number of issuers exposes the Fund to greater market risk than if its assets were diversified among a greater number of issuers. The Fund is also subject to interest rate risk which is the risk that debt securities in the Fund’s portfolio will decline in value because of an increase in market interest rates.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments provided in this report.

Definitions for terms and indices are provided in the Glossary of Terms.

Brown Advisory Maryland Bond Fund
A Message to Our Shareholders
June 30, 2010

For the one-month period ended June 30, 2010, the Brown Advisory Maryland Bond Fund (the “Fund”) returned 0.19%, lagging the Fund’s primary benchmark, the Barclay’s Capital 1-10 year Municipal Bond Index which returned 0.28%. The high-quality, single-state bias of the Fund restrained returns relative to the benchmark, which was lifted in part by investors’ quest for the higher yields presented by lower quality issuers.

In the portfolio, we have been opportunistically adding to high-quality, intermediate maturities. Ratios of municipal yields to Treasury yields have moved towards more palatable price levels, particularly in the intermediate sector of the yield curve as the flight to quality continues driving Treasury yields lower and at a faster pace than municipals. However, supply of these types of issues has remained tight. The prospect of higher taxes and the relative price stability of municipals versus other spread products have kept demand for these investments relatively strong.

The Fund seeks to provide a high level of current income exempt from both Federal and Maryland state income taxes without undue risk. The Fund is classified as a non-diversified Fund, meaning it may focus a larger percentage of assets in the securities of fewer issuers. Specifically, for 50% of the Fund, no issuer may represent over 5% of assets. As of June 30, 2010, approximately 60% of the Fund was invested in issues representing less than 5% of the Fund’s total assets.

Despite an unsettled investment environment, we are optimistic that our approach should provide strong relative performance in the period ahead. We thank you for your continued support and look forward to fiscal 2011.

Sincerely,

Paul D. Corbin
Portfolio Manager

Monica M. Hausner
Portfolio Manager

Past performance is not a guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. The Fund is non-diversified which means it may invest a large percentage of its assets in the securities of fewer issuers. Concentration in a limited number of issuers exposes the Fund to greater market risk than if its assets were diversified among a greater number of issuers. The Fund is also subject to interest rate risk which is the risk that debt securities in the Fund’s portfolio will decline in value because of an increase in market interest rates.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments provided in this report.

Definitions for terms and indices are provided in the Glossary of Terms.

Brown Advisory Maryland Bond Fund
Performance Chart and Analysis
May 31, 2010 and June 30, 2010

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

The following chart reflects the change in value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Fund and measured against the broad-based municipal bond index. The Barclays Capital (formerly Lehman Brothers) 1-10 Year Blended Municipal Bond Index (“Index”) is a market index of high quality, domestic fixed income securities with maturities of less than 10 years. The Index is unmanaged and does not reflect the deduction of fees, such as investment management and fund accounting fees, or taxes associated with a mutual fund. Investors cannot invest directly in an index.

Average Annual Total Return	One	Three	Five	Since Inception
as of 5/31/10	Year	Year	Year	(12/21/00)
Institutional Shares[1]	4.21%	4.73%	3.60%	4.01%
Barclays Capital 1-10 Year Blended Municipal Bond Index	5.79%	5.93%	4.62%	4.82%

Institutional Shares
Gross Expense Ratio[2]	0.54%
Net Expense Ratio[2]	0.54%

Average Annual Total Return	One	Three	Five	Since Inception
as of 6/30/10	Year	Year	Year	(12/21/00)
Institutional Shares[1]	5.10%	4.87%	3.55%	3.99%
Barclays Capital 1-10 Year Blended Municipal Bond Index	6.63%	6.10%	4.57%	4.81%

Institutional Shares
Gross Expense Ratio[2]	0.54%
Net Expense Ratio[2]	0.54%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 800-540-6807. The performance table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investment performance reflects contractual fee waivers in effect through September 30, 2012. Without these waivers, performance would have been lower.

[1]	Institutional Shares redeemed or exchanged within fourteen days of purchase will be charged a fee of 1.00%, subject to limited exceptions.
[2]	Per the Fund’s prospectus dated April 12, 2010.

Brown Advisory Maryland Bond Fund
Schedule of Investments
May 31, 2010

Par
Value	Security Description	Rate	Maturity	Value $

Municipal Bonds — 96.4%
General Obligation Bonds — 66.8%
475,000	Annapolis Maryland Public Improvement Callable 6/1/2019 @ 100[1]	4.00%	06/01/2024	495,943
500,000	Anne Arundel County Maryland Prerefunded 2/15/2011 @ 101[1]	4.75%	02/15/2017	520,915
500,000	Anne Arundel County Maryland Prerefunded 2/15/2011 @ 101[1]	4.80%	02/15/2018	521,095
565,000	Anne Arundel County Maryland Consolidated General Improvement	5.00%	03/01/2015	654,519
3,555,000	Anne Arundel County Maryland Consolidated General Improvement	5.00%	04/01/2016	4,156,185
950,000	Anne Arundel County Maryland Consolidated General Improvement	4.00%	04/01/2018	1,056,239
1,350,000	Anne Arundel County Maryland Consolidated Water & Sewer Callable 3/1/2015 @ 100[1]	5.00%	03/01/2017	1,537,853
1,060,000	Anne Arundel County Maryland Consolidated Water & Sewer	4.00%	04/01/2018	1,178,540
585,000	Anne Arundel County Maryland Consolidated Water & Sewer Callable 4/1/2019 @ 100[1]	4.00%	04/01/2021	630,121
500,000	Anne Arundel County Maryland Consolidated Water & Sewer Callable 3/1/2017 @ 100[1]	4.50%	03/01/2025	531,850
1,400,000	Baltimore County Maryland Consolidated Public Improvement Callable 9/1/2012 @ 100[1]	5.00%	09/01/2013	1,528,184
900,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	09/01/2015	1,052,919
1,320,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	08/01/2017	1,565,480
400,000	Baltimore County Maryland Consolidated Public Improvement Prerefunded 8/1/2012 @ 100[1]	5.00%	08/01/2018	437,132
1,280,000	Baltimore County Maryland Consolidated Public Improvement AGM Insured Series A	5.00%	10/15/2015	1,488,986
2,000,000	Baltimore County Maryland Metropolitan District	5.00%	08/01/2016	2,358,060
1,505,000	Baltimore County Maryland Metropolitan District	4.00%	08/01/2018	1,683,327
500,000	Baltimore County Maryland Metropolitan District 70th Issue, Callable 9/1/2016 @ 100[1]	4.00%	09/01/2019	539,335
1,450,000	Baltimore County Maryland Metropolitan District 71st Issue, Callable 2/1/2018 @ 100[1]	5.00%	02/01/2020	1,676,693
2,000,000	Baltimore County Maryland Pension Funding	5.00%	08/01/2013	2,260,780
3,330,000	Baltimore County Maryland Refunding Metropolitan District Callable 9/01/2012 @ 100[1]	5.00%	09/01/2013	3,640,455
265,000	Baltimore Maryland Consolidated Public Improvement	4.00%	10/15/2012	285,222
250,000	Baltimore Maryland Consolidated Public Improvement	5.00%	10/15/2015	289,568
440,000	Baltimore Maryland Consolidated Public Improvement NATL-RE Insured Series A	5.00%	10/15/2014	504,847
250,000	Caroline County Maryland Public Improvement Callable 11/1/2016 @ 100 XLCA Insured[1]	4.00%	11/01/2020	258,413
2,540,000	Carroll County Maryland Consolidated Public Improvement	4.00%	11/01/2013	2,802,711
1,000,000	Carroll County Maryland Consolidated Public Improvement Callable 11/1/2018 @ 100	4.50%	11/01/2023	1,098,260
1,000,000	Carroll County Maryland County Commissioners Consolidated Public Improvement	5.00%	11/01/2015	1,172,810
500,000	Carroll County Maryland County Commissioners Consolidated Public Improvement	4.00%	12/01/2015	560,925
500,000	Charles County Maryland Consolidated Public Improvement	4.20%	02/01/2011	513,370
250,000	Charles County Maryland Consolidated Public Improvement Prerefunded 2/1/2011 @ 101[1]	4.30%	02/01/2012	259,165
900,000	Charles County Maryland County Commissioners Consolidated Public Improvement Series A	3.00%	02/01/2013	952,542
1,100,000	Charles County Maryland County Commissioners Consolidated Public Improvement	5.00%	03/01/2014	1,252,790
1,930,000	Charles County Maryland County Commissioners Consolidated Public Improvement Series A	5.00%	02/01/2015	2,233,840
1,005,000	Charles County Maryland County Commissioners Consolidated Public Improvement Callable 3/1/2015 @ 100	4.25%	03/01/2016	1,108,997
250,000	Charles County Maryland County Commissioners Consolidated Public Improvement	5.00%	03/01/2016	291,173
290,000	Charles County Maryland County Commissioners Consolidated Public Improvement Callable 3/1/2015 @ 100[1]	4.25%	03/01/2017	316,080
500,000	Charles County Maryland County Commissioners Consolidated Public Improvement Callable 3/1/2017 @ 100 NATL-RE Insured[1]	4.00%	03/01/2020	538,865
520,000	Charles County Maryland County Commissioners Consolidated Public Improvement Series B, Callable 2/1/2019 @ 100[1]	4.25%	02/01/2028	539,276
305,000	Cumberland Maryland Public Improvement Assured Guaranty Insured	5.00%	09/01/2017	358,814
470,000	Cumberland Maryland Public Improvement Assured Guaranty Insured	5.00%	09/01/2018	555,051
570,000	Easton Maryland Public Facilities Assured Guaranty Insured	4.25%	12/01/2012	620,719
2,000,000	Frederick County Maryland Consolidated Public Improvement Series A	4.00%	02/01/2016	2,215,920
200,000	Frederick County Maryland Public Facilities	5.00%	08/01/2014	229,718
250,000	Frederick County Maryland Public Facilities Callable 8/1/2015 @ 100[1]	5.00%	08/01/2016	285,870
1,000,000	Frederick County Maryland Public Facilities Callable 12/1/2015 @ 100	5.00%	12/01/2017	1,168,980
500,000	Frederick County Maryland Public Facilities	5.25%	11/01/2018	600,710
1,450,000	Frederick County Maryland Public Facilities Prerefunded 11/1/2012 @ 101	5.00%	11/01/2020	1,611,603
500,000	Frederick County Maryland Public Facilities	5.25%	11/01/2021	609,105

The accompanying notes are an integral part of these financial statements.

Brown Advisory Maryland Bond Fund
Schedule of Investments
May 31, 2010

Par
Value	Security Description	Rate	Maturity	Value $

Municipal Bonds — (Continued)
General Obligation Bonds — (Continued)
250,000	Frederick County Maryland Public Facilities Callable 6/1/2017 @ 100	4.00%	06/01/2022	262,258
500,000	Frederick County Maryland Refunding Series C	4.00%	12/01/2013	551,220
395,000	Hagerstown Maryland Public Facilities Series A	3.00%	07/15/2017	410,547
575,000	Hagerstown Maryland Public Facilities Series A	3.00%	07/15/2019	584,010
300,000	Harford County Maryland Callable 7/15/2015 @ 100[1]	5.00%	07/15/2022	326,331
200,000	Harford County Maryland Consolidated Public Improvement Callable 1/15/2011 @ 101[1]	4.25%	01/15/2013	206,302
1,000,000	Howard County Maryland Consolidated Public Improvement Series A	5.00%	02/15/2017	1,175,210
500,000	Howard County Maryland Consolidated Public Improvement Series A	5.00%	02/15/2017	587,605
2,000,000	Howard County Maryland Consolidated Public Improvement Project Series A, Unrefunded Balance Callable 2/15/2012 @ 100[1]	5.25%	08/15/2012	2,160,300
685,000	Howard County Maryland Consolidated Public Improvement Project Series A	5.00%	08/15/2014	789,839
2,000,000	Howard County Maryland Consolidated Public Improvement Project Series A	4.00%	04/15/2015	2,230,740
300,000	Howard County Maryland Consolidated Public Improvement Project Series A	5.00%	08/15/2015	350,739
1,660,000	Howard County Maryland Consolidated Public Improvement Project Series A	4.00%	04/15/2016	1,851,996
560,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series LL-2	3.00%	11/01/2015	597,901
210,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series MM-2	3.00%	11/01/2015	224,213
430,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series LL-2	3.00%	11/01/2016	454,415
210,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series MM-2	3.00%	11/01/2016	221,924
1,600,000	Maryland State	5.00%	02/01/2011	1,651,136
850,000	Maryland State & Local Facilities 2nd Series A	3.00%	08/15/2017	890,477
2,500,000	Maryland State & Local Facilities 1st Series A, Callable 3/1/2017 @ 100[1]	4.00%	03/01/2024	2,602,374
750,000	Maryland State & Local Facilities Loan 1st Series B	3.00%	03/01/2012	783,308
220,000	Maryland State & Local Facilities Loan 2nd Series	5.00%	08/01/2012	241,212
500,000	Maryland State & Local Facilities Loan 2nd Series	5.00%	08/01/2013	564,355
300,000	Maryland State & Local Facilities Loan 2nd Series, Callable 8/1/2013 @ 100[1]	5.00%	08/01/2014	337,737
500,000	Maryland State & Local Facilities Loan 2nd Series A	5.00%	08/01/2015	584,235
500,000	Maryland State & Local Facilities Loan 1st Series, Callable 8/1/2014 @ 100[1]	5.00%	08/01/2015	573,570
665,000	Maryland State & Local Facilities Loan 2nd Series A, Callable 8/1/2015 @ 100[1]	5.00%	08/01/2017	776,348
250,000	Maryland State & Local Facilities Loan Series C	2.50%	11/01/2017	253,993
1,000,000	Maryland State & Local Facilities Loan 2nd Series, Callable 8/1/2017 @ 100[1]	5.00%	08/01/2018	1,167,170
225,000	Maryland State & Local Facilities Loan Series C	5.00%	11/01/2018	267,962
2,750,000	Maryland State & Local Facilities Loan 1st Series, Callable 3/15/2017 @ 100[1]	5.00%	03/15/2019	3,160,354
2,210,000	Maryland State & Local Facilities Loan Capital Improvement Series A	5.50%	08/01/2013	2,528,218
125,000	Maryland State & Local Facilities Loan Capital Improvement 1st Series A	5.25%	03/01/2015	146,359
200,000	Montgomery County Maryland – Housing Opportunity Commission FHA VA Insured Series A	3.45%	07/01/2011	205,372
200,000	Montgomery County Maryland – Housing Opportunity Commission Housing Development Multi-Family Revenue Series A, Callable 7/1/2010 @ 100[1]	5.40%	07/01/2011	200,754
800,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	04/01/2011	831,824
565,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2014	650,942
1,975,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	05/01/2015	2,297,379
500,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2015	584,235
500,000	Montgomery County Maryland Consolidated Public Improvement Seires A, Callable 9/1/2014 @ 100[1]	5.00%	09/01/2015	569,345
1,745,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	05/01/2016	2,044,826
500,000	Montgomery County Maryland Consolidated Public Improvement Series A, Callable 4/1/2014 @ 100[1]	5.00%	04/01/2017	570,410
1,000,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2017	1,182,330
1,700,000	Montgomery County Maryland Consolidated Public Improvement Series A, Callable 5/1/2017 @ 100[1]	5.00%	05/01/2018	1,992,145
130,000	Montgomery County Maryland Consolidated Public Improvement Series A, Callable 8/1/2018 @ 100[1]	4.00%	08/01/2019	143,101
250,000	Montogmery County Maryland Consolidated Public Improvement Series A, Callable 5/1/2013 @ 100[1]	4.00%	05/01/2019	259,785
500,000	Ocean City Maryland NATL-RE FGIC Insured	4.25%	03/01/2011	513,675
1,000,000	Prince Georges County Maryland Consolidated Public Improvement	3.25%	09/15/2011	1,037,220
345,000	Prince Georges County Maryland Consolidated Public Improvement Series A	5.00%	07/15/2012	377,682
1,790,000	Prince Georges County Maryland Consolidated Public Improvement	5.00%	09/15/2014	2,065,159
750,000	Prince Georges County Maryland Consolidated Public Improvement Series A	5.00%	07/15/2015	874,463
1,945,000	Prince Georges County Maryland Consolidated Public Improvement	4.00%	09/15/2016	2,169,531
810,000	Washington County Maryland Public Improvement	2.25%	01/01/2014	839,808
565,000	Washington County Maryland Public Improvement	4.50%	01/01/2015	639,930
585,000	Washington County Maryland Public Improvement	3.00%	01/01/2017	613,197
640,000	Washington County Maryland Public Improvement	4.00%	01/01/2018	710,202

The accompanying notes are an integral part of these financial statements.

Brown Advisory Maryland Bond Fund
Schedule of Investments
May 31, 2010

Par
Value	Security Description	Rate	Maturity	Value $

Municipal Bonds — (Continued)
General Obligation Bonds — (Continued)
500,000	Washington Suburban Sanitation District – General Construction	4.25%	06/01/2010	500,170
230,000	Washington Suburban Sanitation District – General Construction	4.25%	06/01/2012	247,204
1,630,000	Washington Suburban Sanitation District – General Construction Callable 6/1/2013 @ 100[1]	4.00%	06/01/2014	1,763,953
1,500,000	Washington Suburban Sanitation District – General Construction Callable 6/1/2014 @ 100[1]	4.00%	06/01/2015	1,641,675
1,000,000	Washington Suburban Sanitation District – Sewage Disposal	5.25%	06/01/2010	1,000,420
210,000	Washington Suburban Sanitation District – Sewage Disposal	4.00%	06/01/2014	232,856
500,000	Washington Suburban Sanitation District – Water Supply	4.25%	06/01/2010	500,170
500,000	Washington Suburban Sanitation District – Water Supply 2nd Series	3.00%	06/01/2011	513,555
255,000	Washington Suburban Sanitation District – Water Supply	5.00%	06/01/2012	277,891
1,500,000	Washington Suburban Sanitation District Consolidated Public Improvement	5.00%	06/01/2016	1,759,875
1,000,000	Washington Suburban Sanitation District Consolidated Public Improvement Series A	4.00%	06/01/2016	1,116,780
2,000,000	Washington Suburban Sanitation District Consolidated Public Improvement Callable 6/1/2018 @ 100[1]	3.00%	06/01/2019	2,050,500
500,000	Washington Suburban Sanitation District Consolidated Public Improvement Callable 6/1/2018 @ 100[1]	3.25%	06/01/2020	517,420
2,305,000	Washington Suburban Sanitation District Consolidated Public Improvement Callable 6/1/2018 @ 100[1]	3.75%	06/01/2021	2,433,481
1,500,000	Washington Suburban Sanitation District Consolidated Pulic Improvement	5.00%	06/01/2015	1,747,665
560,000	Wicomico County Maryland AGM Insured	3.00%	12/01/2013	596,518
1,330,000	Wicomico County Maryland AGM Insured	3.00%	12/01/2014	1,415,812
1,115,000	Worcester County Maryland – Consolidated Public Improvement Project	5.00%	03/01/2013	1,242,366
1,000,000	Worcester County Maryland Public Improvement	5.00%	10/01/2016	1,178,150
500,000	Worcester County Maryland Public Improvement	5.00%	10/01/2017	592,370

				124,966,459

Revenue Bonds — 29.6%
725,000	Baltimore County Maryland Catholic Health Initiatives Series A, Callable 9/1/2016 @ 100[1]	5.00%	09/01/2019	796,289
500,000	Baltimore County Maryland Certificates of Participation – Equipment Acquisition Program	4.00%	08/01/2014	551,055
500,000	Baltimore County Maryland Certificates of Participation – Equipment Acquisition Program	4.00%	08/01/2015	551,665
200,000	Baltimore County Maryland Certificates of Participation – Equipment Acquisition Program	5.00%	08/01/2016	231,176
925,000	Baltimore Maryland Convention Center Callable 9/1/2010 @ NATL-RE Insured[1]	5.00%	09/01/2019	933,621
500,000	Baltimore Maryland Convention Center Series A, Callable 9/1/2016 @ 100 XLCA Insured[1]	5.25%	09/01/2019	487,445
120,000	Baltimore Maryland Wastewater Project Series C	3.00%	07/01/2012	125,669
390,000	Baltimore Maryland Wastewater Project Series C	3.00%	07/01/2013	412,339
360,000	Baltimore Maryland Wastewater Project Series A, Callable 7/1/2018 @ 100 AGM Insured[1]	5.00%	07/01/2020	413,190
1,000,000	Baltimore Maryland Wastewater Project Series C, Callable 7/1/2016 @ 100 AMBAC Insured[1]	5.00%	07/01/2021	1,089,630
400,000	Frederick County Maryland Educational Facilities Revenue Mount Saint Mary’s College Series A, Callable 9/1/2016 @ 100[1]	5.63%	09/01/2038	375,532
200,000	Maryland State Community Development Administration – Residential Program Series E	3.80%	09/01/2013	212,012
500,000	Maryland State Community Development Administration – Residential Program Series G	4.10%	09/01/2014	539,460
1,000,000	Maryland State Community Development Administration – Residential Program Series C	3.85%	09/01/2015	1,061,540
1,000,000	Maryland State Community Development Administration – Single Family Program 1st Series, Callable 10/1/2010 @ 100[1]	4.65%	04/01/2012	1,011,070
500,000	Maryland State Community Development Administration – Single Family Program 1st Series, Callable 10/1/2010 @ 100[1]	4.75%	04/01/2013	504,940
455,000	Maryland State Department of Transportation	5.00%	05/01/2012	493,761
1,050,000	Maryland State Department of Transportation 2nd Issue	4.00%	06/01/2013	1,146,128
1,000,000	Maryland State Department of Transportation	5.25%	12/15/2014	1,167,880
1,300,000	Maryland State Department of Transportation	5.25%	12/15/2016	1,546,102
1,325,000	Maryland State Department of Transportation	5.00%	02/15/2017	1,548,951
500,000	Maryland State Department of Transportation Callable 2/15/2016 @ 100[1]	4.25%	02/15/2018	546,585
500,000	Maryland State Department of Transportation Callable 5/15/2017 @ 100[1]	4.00%	05/15/2020	536,080
700,000	Maryland State Department of Transportation 2nd Issue, Callable 9/1/2018 @ 100[1]	4.00%	09/01/2021	747,250
500,000	Maryland State Economic Development Corporation – Maryland Department of Transportation Headquarters Callable 6/1/2012 @ 100.5[1]	5.00%	06/01/2015	538,340
340,000	Maryland State Economic Development Corporation – University of Maryland College Park Project Escrowed to Maturity	4.25%	06/01/2010	340,112
290,000	Maryland State Economic Development Corporation – University of Maryland College Park Project Callable 7/1/2011 @ 100 AMBAC Insured[1]	5.38%	07/01/2012	302,264
500,000	Maryland State Economic Development Corporation – University of Maryland College Park Project Callable 6/1/2016 @ 100 CIFG Insured[1]	5.00%	06/01/2022	502,575
245,000	Maryland State Economic Development Corporation – University of Maryland/Baltimore Series A	4.50%	10/01/2011	236,993
235,000	Maryland State Economic Development Corporation Economic Development Revenue Lutheran World Relief/Refugee Callable 4/1/2017 @ 100[1]	5.25%	04/01/2019	244,565
500,000	Maryland State Health & Higher Educational Facilities – Adventist Health Care Series A, Callable 1/1/2013 @ 101[1]	5.00%	01/01/2014	523,235

The accompanying notes are an integral part of these financial statements.

Brown Advisory Maryland Bond Fund
Schedule of Investments
May 31, 2010

Par
Value	Security Description	Rate	Maturity	Value $

Municipal Bonds — (Continued)
Revenue Bonds — (Continued)
400,000	Maryland State Health & Higher Educational Facilities – Anne Arundel Health System, Inc.	4.00%	07/01/2014	424,472
385,000	Maryland State Health & Higher Educational Facilities – Anne Arundel Health System, Inc.	4.00%	07/01/2016	399,538
500,000	Maryland State Health & Higher Educational Facilities – Board of Child Care	4.50%	07/01/2012	527,370
450,000	Maryland State Health & Higher Educational Facilities – Bullis School Callable 1/1/2011 @ 101 AGM Insured[1]	5.00%	07/01/2013	463,712
100,000	Maryland State Health & Higher Educational Facilities – Bullis School Callable 1/1/2011 @ 101 AGM Insured[1]	5.00%	07/01/2015	102,548
250,000	Maryland State Health & Higher Educational Facilities – Carroll County General Hospital	4.63%	07/01/2010	250,768
500,000	Maryland State Health & Higher Educational Facilities – Carroll County General Hospital Callable 7/1/2012 @ 100[1]	5.00%	07/01/2013	529,090
270,000	Maryland State Health & Higher Educational Facilities – Edenwald Series A	4.80%	01/01/2012	271,715
450,000	Maryland State Health & Higher Educational Facilities – Frederick Memorial Hospital	4.20%	07/01/2011	460,629
250,000	Maryland State Health & Higher Educational Facilities – Goucher College Callable 7/1/2014 @ 100[1]	4.50%	07/01/2019	254,855
500,000	Maryland State Health & Higher Educational Facilities – Greater Baltimore Medical Center Callable 7/1/2011 @ 100[1]	5.00%	07/01/2020	504,420
250,000	Maryland State Health & Higher Educational Facilities – Johns Hopkins Health System Mandatory Tender 11/15/2011 @ 100#	5.00%	05/15/2042	263,493
500,000	Maryland State Health & Higher Educational Facilities – Johns Hopkins Health System Mandatory Tender 5/15/2013 @ 100#	5.00%	05/15/2046	545,840
900,000	Maryland State Health & Higher Educational Facilities – Johns Hopkins Hospital	5.00%	05/15/2011	936,720
500,000	Maryland State Health & Higher Educational Facilities – Johns Hopkins Hospital Callabe 5/15/2011 @ 100[1]	4.60%	05/15/2014	511,975
100,000	Maryland State Health & Higher Educational Facilities – Johns Hopkins Hospital Callable 5/15/2011 @ 100[1]	4.70%	05/15/2015	101,985
500,000	Maryland State Health & Higher Educational Facilities – Johns Hopkins University Series A	5.00%	07/01/2010	502,195
250,000	Maryland State Health & Higher Educational Facilities – Johns Hopkins University Series A, Callable 7/1/2011 @ 100[1]	5.00%	07/01/2012	261,880
250,000	Maryland State Health & Higher Educational Facilities – Johns Hopkins University Series A, Callable 7/1/2011 @ 100[1]	5.00%	07/01/2013	261,668
250,000	Maryland State Health & Higher Educational Facilities – Johns Hopkins University Series A	5.00%	07/01/2013	281,140
500,000	Maryland State Health & Higher Educational Facilities – Johns Hopkins University Series A	5.00%	07/01/2018	590,445
235,000	Maryland State Health & Higher Educational Facilities – Kennedy Krieger Institute	3.88%	07/01/2010	235,345
535,000	Maryland State Health & Higher Educational Facilities – Kennedy Krieger Institute Callable 4/5/2010 @ 100[1]	5.30%	07/01/2012	536,124
200,000	Maryland State Health & Higher Educational Facilities – Kennedy Krieger Institute	4.38%	07/01/2013	207,158
500,000	Maryland State Health & Higher Educational Facilities – Lifebridge Health Series A, Prerefunded 7/1/2014 @ 100[1]	4.00%	07/01/2017	549,945
500,000	Maryland State Health & Higher Educational Facilities – Lifebridge Health	5.00%	07/01/2017	548,370
250,000	Maryland State Health & Higher Educational Facilities – Lifebridge Health Callable 7/1/2017 @ 100[1]	5.00%	07/01/2018	270,913
1,000,000	Maryland State Health & Higher Educational Facilities – Lifebridge Health Escrowed to Maturity Series A	5.00%	07/01/2010	1,004,270
250,000	Maryland State Health & Higher Educational Facilities – Medstar Health	4.38%	08/15/2013	267,080
200,000	Maryland State Health & Higher Educational Facilities – Mercy Ridge Series A, Callable 7/1/2017 @ 100[1]	5.00%	07/01/2026	193,548
135,000	Maryland State Health & Higher Educational Facilities – Mercy Ridge Series A, Callable 7/1/2017 @ 100[1]	5.00%	07/01/2027	129,452
200,000	Maryland State Health & Higher Educational Facilities – Mercy Ridge Callable 7/1/2017 @ 100[1]	4.50%	07/01/2035	172,460
1,000,000	Maryland State Health & Higher Educational Facilities – Peninsula Regional Medical Center Callable 7/1/2016 @ 100[1]	5.00%	07/01/2026	1,034,420
430,000	Maryland State Health & Higher Educational Facilities – Sheppard Pratt Series A	3.30%	07/01/2010	430,765
750,000	Maryland State Health & Higher Educational Facilities – University of Maryland Medical System	5.00%	07/01/2012	806,265
500,000	Maryland State Health & Higher Educational Facilities – University of Maryland Medical System	4.00%	07/01/2015	530,720
965,000	Maryland State Health & Higher Educational Facilities – University of Maryland Medical System	4.00%	07/01/2015	1,015,363
500,000	Maryland State Health & Higher Educational Facilities – University of Maryland Medical System Callable 7/1/2018 @ 100 AMBAC Insured[1]	5.50%	07/01/2024	540,265
400,000	Maryland State Health & Higher Educational Facilities – University of Maryland Medical System AMBAC Insured	4.00%	07/01/2013	426,220
250,000	Maryland State Health & Higher Educational Facilities – Washington Christian Academy Callable 1/1/2017 @ 100[1]	5.25%	07/01/2018	107,503
250,000	Maryland State Health & Higher Educational Facilities – Western Medical Health Series A, Callable 7/1/2016 @ 100 NATL-RE FHA 242 Insured[1]	5.00%	01/01/2025	255,383
500,000	Maryland State Industrial Development Financing Authority – National Aquarium Baltimore Facility Series B, Callable 11/1/2012 @ 100[1]	4.50%	11/01/2014	529,500

The accompanying notes are an integral part of these financial statements.

Brown Advisory Maryland Bond Fund
Schedule of Investments
May 31, 2010

Par
Value/
Shares	Security Description	Rate	Maturity	Value $

Municipal Bonds — (Continued)
Revenue Bonds — (Continued)
750,000	Maryland State Transportation Authority Series A	3.00%	07/01/2016	789,060
570,000	Maryland State Transportation Authority Callable 7/1/2018 @ 100[1]	5.00%	07/01/2021	650,250
500,000	Maryland State Transportation Authority AGM Insured	5.00%	07/01/2010	502,190
200,000	Maryland State Transportation Authority Grant & Revenue	5.00%	03/01/2015	231,150
100,000	Maryland State Transportation Authority Grant & Revenue	4.50%	03/01/2018	114,067
500,000	Maryland State Transportation Authority Grant & Revenue Callable 3/1/2017 @ 100	5.00%	03/01/2019	570,985
500,000	Maryland State Transportation Authority Grant & Revenue Callable 3/1/2017 @ 100[1]	4.00%	03/01/2019	540,280
1,000,000	Maryland State Transportation Authority Grant & Revenue	5.25%	03/01/2019	1,191,819
1,715,000	Maryland State Water Quality Financing	5.00%	03/01/2015	1,966,504
500,000	Maryland State Water Quality Financing Series A	5.00%	09/01/2015	584,680
265,000	Maryland State Water Quality Financing – Administrative Revlolving Loan Fun Series A, Callable 3/1/2018 @ 100[1]	5.00%	03/01/2019	309,454
500,000	Maryland State Water Quality Financing – Administrative Revolving Loan Fund	5.00%	03/01/2017	577,230
350,000	Maryland State Water Quality Financing – Administrative Revolving Loan Fund	5.00%	03/01/2018	405,384
300,000	Maryland State Water Quality Financing – Administrative Revolving Loan Fund Callable 3/1/2018 @ 100[1]	4.00%	03/01/2019	322,056
400,000	Queen Annes County Maryland – Public Facilities Callable 11/15/2015 @ 100 NATL-RE Insured[1]	5.00%	11/15/2017	453,548
2,000,000	University of Maryland System Auxiliary Series A	4.00%	04/01/2014	2,205,239
425,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series B	3.50%	10/01/2012	453,305
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A	5.00%	04/01/2013	557,755
1,000,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series D	3.00%	04/01/2015	1,064,720
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series B	3.75%	10/01/2015	551,315
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series B	4.00%	10/01/2016	556,275
250,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A, Callable 10/1/2016 @ 100[1]	5.00%	10/01/2019	282,755
510,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A, Prerefunded 4/1/2012 @ 100	5.13%	04/01/2021	551,953
500,000	University of Mayrland System Auxiliary Facility & Tuition Revenue Series A, Callable 4/1/2017 @ 100[1]	4.00%	04/01/2020	535,660
100,000	University or Maryland System Auxiliary Facility & Tuition Revenue Series A, Callable 10/1/2016 @ 100[1]	5.00%	10/01/2022	110,859
940,000	Washington County Maryland – Public Improvement Callable 7/1/2017 @ 100 AMBAC Insured[1]	4.25%	07/01/2022	1,010,491
500,000	Westminster Maryland Educational Facilities Revenue – McDaniel College, Inc. Callable 11/1/2016 @ 100[1]	4.38%	11/01/2024	481,070

				55,525,035

Total Municipal Bonds (Cost $173,910,840)				180,491,494

Short-Term Investment — 2.7%

Money Market Fund — 2.7%
5,047,381	Fidelity Institutional Money Market Tax Exempt, 0.08% (Cost $5,047,381)ˆ			5,047,381

Total Short-Term Investment (Cost $5,047,381)				5,047,381

Total Investments — 99.1% (Cost $178,958,221)				185,538,875
Other Assets in Excess of Liabilities — 0.9%				1,749,312

TOTAL NET ASSETS — 100.0%				$187,288,187

PORTFOLIO HOLDINGS
% of Net Assets

General Obligation Bonds	66.8%
Revenue Bonds	29.6%
Money Market	2.7%
Other Assets and Liabilities	0.9%

100.0%

[1]	Continuously callable with 30 days notice.
#	Variable rate security. Rate disclosed is as of May 31, 2010.
ˆ	Seven-day yield.

The accompanying notes are an integral part of these financial statements.

Brown Advisory Maryland Bond Fund
Schedule of Investments
June 30, 2010

Par
Value	Security Description	Rate	Maturity	Value $

Municipal Bonds — 94.4%

General Obligation Bonds — 65.7%
475,000	Annapolis Maryland Public Improvement Callable 6/1/2019 @ 100[1]	4.00%	06/01/2024	497,468
500,000	Anne Arundel County Maryland Prerefunded 2/15/2011 @ 101[1]	4.75%	02/15/2017	519,180
500,000	Anne Arundel County Maryland Prerefunded 2/15/2011 @ 101[1]	4.80%	02/15/2018	519,335
565,000	Anne Arundel County Maryland Consolidated General Improvement	5.00%	03/01/2015	654,010
3,555,000	Anne Arundel County Maryland Consolidated General Improvement	5.00%	04/01/2016	4,153,839
950,000	Anne Arundel County Maryland Consolidated General Improvement	4.00%	04/01/2018	1,056,419
1,350,000	Anne Arundel County Maryland Consolidated Water & Sewer Callable 3/1/2015 @ 100[1]	5.00%	03/01/2017	1,535,733
1,060,000	Anne Arundel County Maryland Consolidated Water & Sewer	4.00%	04/01/2018	1,178,741
585,000	Anne Arundel County Maryland Consolidated Water & Sewer Callable 4/1/2019 @ 100[1]	4.00%	04/01/2021	628,694
500,000	Anne Arundel County Maryland Consolidated Water & Sewer Callable 3/1/2017 @ 100[1]	4.50%	03/01/2025	529,035
1,400,000	Baltimore County Maryland Consolidated Public Improvement Callable 9/1/2012 @ 100[1]	5.00%	09/01/2013	1,526,224
900,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	09/01/2015	1,054,683
1,320,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	08/01/2017	1,569,744
400,000	Baltimore County Maryland Consolidated Public Improvement Prerefunded 8/1/2012 @ 100[1]	5.00%	08/01/2018	437,376
1,280,000	Baltimore County Maryland Consolidated Public Improvement AGM Insured Series A	5.00%	10/15/2015	1,489,203
2,000,000	Baltimore County Maryland Metropolitan District	5.00%	08/01/2016	2,363,300
1,505,000	Baltimore County Maryland Metropolitan District	4.00%	08/01/2018	1,689,122
500,000	Baltimore County Maryland Metropolitan District 70th Issue, Callable 9/1/2016 @ 100[1]	4.00%	09/01/2019	540,180
1,450,000	Baltimore County Maryland Metropolitan District 71st Issue, Callable 2/1/2018 @ 100[1]	5.00%	02/01/2020	1,676,273
2,000,000	Baltimore County Maryland Pension Funding	5.00%	08/01/2013	2,260,000
3,330,000	Baltimore County Maryland Refunding Metropolitan District Callable 9/01/2012 @ 100[1]	5.00%	09/01/2013	3,625,104
265,000	Baltimore Maryland Consolidated Public Improvement	4.00%	10/15/2012	284,811
250,000	Baltimore Maryland Consolidated Public Improvement	5.00%	10/15/2015	289,625
440,000	Baltimore Maryland Consolidated Public Improvement NATL-RE Insured Series A	5.00%	10/15/2014	504,755
250,000	Caroline County Maryland Public Improvement Callable 11/1/2016 @ 100 XLCA Insured[1]	4.00%	11/01/2020	258,333
2,540,000	Carroll County Maryland Consolidated Public Improvement	4.00%	11/01/2013	2,804,185
1,000,000	Carroll County Maryland Consolidated Public Improvement Callable 11/1/2018 @ 100	4.50%	11/01/2023	1,095,040
1,000,000	Carroll County Maryland County Commissioners Consolidated Public Improvement	5.00%	11/01/2015	1,174,780
500,000	Carroll County Maryland County Commissioners Consolidated Public Improvement	4.00%	12/01/2015	562,215
500,000	Charles County Maryland Consolidated Public Improvement	4.20%	02/01/2011	511,615
250,000	Charles County Maryland Consolidated Public Improvement Prerefunded 2/1/2011 @ 101[1]	4.30%	02/01/2012	258,400
900,000	Charles County Maryland County Commissioners Consolidated Public Improvement Series A	3.00%	02/01/2013	953,190
1,100,000	Charles County Maryland County Commissioners Consolidated Public Improvement	5.00%	03/01/2014	1,251,558
1,930,000	Charles County Maryland County Commissioners Consolidated Public Improvement Series A	5.00%	02/01/2015	2,236,638
1,005,000	Charles County Maryland County Commissioners Consolidated Public Improvement Callable 3/1/2015 @ 100	4.25%	03/01/2016	1,109,510
250,000	Charles County Maryland County Commissioners Consolidated Public Improvement	5.00%	03/01/2016	291,300
290,000	Charles County Maryland County Commissioners Consolidated Public Improvement Callable 3/1/2015 @ 100[1]	4.25%	03/01/2017	316,399
500,000	Charles County Maryland County Commissioners Consolidated Public Improvement Callable 3/1/2017 @ 100 NATL-RE Insured[1]	4.00%	03/01/2020	538,940
520,000	Charles County Maryland County Commissioners Consolidated Public Improvement Series B, Callable 2/1/2019 @ 100[1]	4.25%	02/01/2028	537,186
305,000	Cumberland Maryland Public Improvement Assured Guaranty Insured	5.00%	09/01/2017	359,400
470,000	Cumberland Maryland Public Improvement Assured Guaranty Insured	5.00%	09/01/2018	555,864
570,000	Easton Maryland Public Facilities Assured Guaranty Insured	4.25%	12/01/2012	619,681
2,000,000	Frederick County Maryland Consolidated Public Improvement Series A	4.00%	02/01/2016	2,225,060
200,000	Frederick County Maryland Public Facilities	5.00%	08/01/2014	230,154
250,000	Frederick County Maryland Public Facilities Callable 8/1/2015 @ 100[1]	5.00%	08/01/2016	286,720

The accompanying notes are an integral part of these financial statements.

Brown Advisory Maryland Bond Fund
Schedule of Investments
June 30, 2010

Par
Value	Security Description	Rate	Maturity	Value $

Municipal Bonds — (Continued)
General Obligation Bonds — (Continued)
1,000,000	Frederick County Maryland Public Facilities Callable 12/1/2015 @ 100	5.00%	12/01/2017	1,173,710
500,000	Frederick County Maryland Public Facilities	5.25%	11/01/2018	603,540
1,450,000	Frederick County Maryland Public Facilities Prerefunded 11/1/2012 @ 101	5.00%	11/01/2020	1,614,169
500,000	Frederick County Maryland Public Facilities	5.25%	11/01/2021	610,105
250,000	Frederick County Maryland Public Facilities Callable 6/1/2017 @ 100	4.00%	06/01/2022	262,433
500,000	Frederick County Maryland Refunding Series C	4.00%	12/01/2013	552,095
395,000	Hagerstown Maryland Public Facilities Series A	3.00%	07/15/2017	412,198
575,000	Hagerstown Maryland Public Facilities Series A	3.00%	07/15/2019	586,247
300,000	Harford County Maryland Callable 7/15/2015 @ 100[1]	5.00%	07/15/2022	324,114
200,000	Harford County Maryland Consolidated Public Improvement Callable 1/15/2011 @ 101[1]	4.25%	01/15/2013	206,376
500,000	Howard County Maryland Consolidated Public Improvement Series A	5.00%	02/15/2017	589,200
1,000,000	Howard County Maryland Consolidated Public Improvement Series A	5.00%	02/15/2017	1,178,400
2,000,000	Howard County Maryland Consolidated Public Improvement Project Series A, Unrefunded Balance Callable 2/15/2012 @ 100[1]	5.25%	08/15/2012	2,155,000
685,000	Howard County Maryland Consolidated Public Improvement Project Series A	5.00%	08/15/2014	790,428
2,000,000	Howard County Maryland Consolidated Public Improvement Project Series A	4.00%	04/15/2015	2,235,520
300,000	Howard County Maryland Consolidated Public Improvement Project Series A	5.00%	08/15/2015	351,330
1,660,000	Howard County Maryland Consolidated Public Improvement Project Series A	4.00%	04/15/2016	1,856,959
560,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series LL-2	3.00%	11/01/2015	600,174
210,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series MM-2	3.00%	11/01/2015	225,065
430,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series LL-2	3.00%	11/01/2016	456,729
210,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series MM-2	3.00%	11/01/2016	223,054
1,600,000	Maryland State	5.00%	02/01/2011	1,644,592
850,000	Maryland State & Local Facilities 2nd Series A	3.00%	08/15/2017	895,407
2,500,000	Maryland State & Local Facilities 1st Series A, Callable 3/1/2017 @ 100[1]	4.00%	03/01/2024	2,595,100
750,000	Maryland State & Local Facilities Loan 1st Series B	3.00%	03/01/2012	782,693
220,000	Maryland State & Local Facilities Loan 2nd Series	5.00%	08/01/2012	240,775
500,000	Maryland State & Local Facilities Loan 2nd Series	5.00%	08/01/2013	564,180
300,000	Maryland State & Local Facilities Loan 2nd Series, Callable 8/1/2013 @ 100[1]	5.00%	08/01/2014	336,249
500,000	Maryland State & Local Facilities Loan 2nd Series A	5.00%	08/01/2015	585,195
500,000	Maryland State & Local Facilities Loan 1st Series, Callable 8/1/2014 @ 100[1]	5.00%	08/01/2015	572,610
665,000	Maryland State & Local Facilities Loan 2nd Series A, Callable 8/1/2015 @ 100[1]	5.00%	08/01/2017	779,127
250,000	Maryland State & Local Facilities Loan Series C	2.50%	11/01/2017	255,155
1,000,000	Maryland State & Local Facilities Loan 2nd Series, Callable 8/1/2017 @ 100[1]	5.00%	08/01/2018	1,169,830
225,000	Maryland State & Local Facilities Loan Series C	5.00%	11/01/2018	268,691
2,750,000	Maryland State & Local Facilities Loan 1st Series, Callable 3/15/2017 @ 100[1]	5.00%	03/15/2019	3,165,662
2,210,000	Maryland State & Local Facilities Loan Capital Improvement Series A	5.50%	08/01/2013	2,527,312
125,000	Maryland State & Local Facilities Loan Capital Improvement 1st Series A	5.25%	03/01/2015	146,529
200,000	Montgomery County Maryland — Housing Opportunity Commission FHA VA Insured Series A	3.45%	07/01/2011	204,968
200,000	Montgomery County Maryland — Housing Opportunity Commission Housing Development Multi-Family Revenue Series A, Callable 7/1/2010 @ 100[1]	5.40%	07/01/2011	200,688
800,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	04/01/2011	828,592
565,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2014	651,405
1,975,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	05/01/2015	2,300,776
500,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2015	585,195

The accompanying notes are an integral part of these financial statements.

Brown Advisory Maryland Bond Fund
Schedule of Investments
June 30, 2010

Par
Value	Security Description	Rate	Maturity	Value $

Municipal Bonds — (Continued)
General Obligation Bonds — (Continued)
500,000	Montgomery County Maryland Consolidated Public Improvement Seires A, Callable 9/1/2014 @ 100[1]	5.00%	09/01/2015	569,835
1,745,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	05/01/2016	2,048,979
500,000	Montgomery County Maryland Consolidated Public Improvement Series A, Callable 4/1/2014 @ 100[1]	5.00%	04/01/2017	572,085
1,000,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2017	1,185,580
1,700,000	Montgomery County Maryland Consolidated Public Improvement Series A, Callable 5/1/2017 @ 100[1]	5.00%	05/01/2018	2,009,043
130,000	Montgomery County Maryland Consolidated Public Improvement Series A, Callable 8/1/2018 @ 100[1]	4.00%	08/01/2019	143,463
250,000	Montogmery County Maryland Consolidated Public Improvement Series A, Callable 5/1/2013 @ 100[1]	4.00%	05/01/2019	259,865
500,000	Ocean City Maryland NATL-RE FGIC Insured	4.25%	03/01/2011	511,970
2,860,000	Prince Georges County Maryland Consolidated Public Improvement Series A	4.00%	09/15/2018	3,182,637
1,000,000	Prince Georges County Maryland Consolidated Public Improvement	3.25%	09/15/2011	1,035,190
345,000	Prince Georges County Maryland Consolidated Public Improvement Series A	5.00%	07/15/2012	376,761
1,790,000	Prince Georges County Maryland Consolidated Public Improvement	5.00%	09/15/2014	2,064,389
750,000	Prince Georges County Maryland Consolidated Public Improvement Series A	5.00%	07/15/2015	874,380
1,945,000	Prince Georges County Maryland Consolidated Public Improvement	4.00%	09/15/2016	2,172,565
810,000	Washington County Maryland Public Improvement	2.25%	01/01/2014	840,788
565,000	Washington County Maryland Public Improvement	4.50%	01/01/2015	640,117
585,000	Washington County Maryland Public Improvement	3.00%	01/01/2017	615,391
640,000	Washington County Maryland Public Improvement	4.00%	01/01/2018	712,717
230,000	Washington Suburban Sanitation District – General Construction	4.25%	06/01/2012	246,854
1,630,000	Washington Suburban Sanitation District – General Construction Callable 6/1/2013 @ 100[1]	4.00%	06/01/2014	1,764,459
1,500,000	Washington Suburban Sanitation District – General Construction Callable 6/1/2014 @ 100[1]	4.00%	06/01/2015	1,644,015
210,000	Washington Suburban Sanitation District – Sewage Disposal	4.00%	06/01/2014	233,127
500,000	Washington Suburban Sanitation District – Water Supply 2nd Series	3.00%	06/01/2011	512,580
255,000	Washington Suburban Sanitation District – Water Supply	5.00%	06/01/2012	277,338
1,500,000	Washington Suburban Sanitation District Consolidated Public Improvement	5.00%	06/01/2016	1,763,565
1,000,000	Washington Suburban Sanitation District Consolidated Public Improvement Series A	4.00%	06/01/2016	1,119,890
2,000,000	Washington Suburban Sanitation District Consolidated Public Improvement Callable 6/1/2018 @ 100[1]	3.00%	06/01/2019	2,060,380
500,000	Washington Suburban Sanitation District Consolidated Public Improvement Callable 6/1/2018 @ 100[1]	3.25%	06/01/2020	517,675
2,305,000	Washington Suburban Sanitation District Consolidated Public Improvement Callable 6/1/2018 @ 100[1]	3.75%	06/01/2021	2,429,839
1,500,000	Washington Suburban Sanitation District Consolidated Pulic Improvement	5.00%	06/01/2015	1,750,380
560,000	Wicomico County Maryland AGM Insured	3.00%	12/01/2013	596,602
1,330,000	Wicomico County Maryland AGM Insured	3.00%	12/01/2014	1,417,700
1,115,000	Worcester County Maryland — Consolidated Public Improvement Project	5.00%	03/01/2013	1,241,441
1,000,000	Worcester County Maryland Public Improvement	5.00%	10/01/2016	1,180,950
500,000	Worcester County Maryland Public Improvement	5.00%	10/01/2017	594,025

				126,233,174

Revenue Bonds—28.7%
725,000	Baltimore County Maryland Catholic Health Initiatives Series A, Callable 9/1/2016 @ 100[1]	5.00%	09/01/2019	799,088
500,000	Baltimore County Maryland Certificates of Participation – Equipment Acquisition Program	4.00%	08/01/2014	551,510

The accompanying notes are an integral part of these financial statements.

Brown Advisory Maryland Bond Fund
Schedule of Investments
June 30, 2010

Par
Value	Security Description	Rate	Maturity	Value $

Municipal Bonds — (Continued)
Revenue Bonds — (Continued)
500,000	Baltimore County Maryland Certificates of Participation – Equipment Acquisition Program	4.00%	08/01/2015	552,355
200,000	Baltimore County Maryland Certificates of Participation – Equipment Acquisition Program	5.00%	08/01/2016	231,522
925,000	Baltimore Maryland Convention Center Callable 9/1/2010 @ NATL-RE Insured[1]	5.00%	09/01/2019	930,717
500,000	Baltimore Maryland Convention Center Series A, Callable 9/1/2016 @ 100 XLCA Insured[1]	5.25%	09/01/2019	487,540
120,000	Baltimore Maryland Wastewater Project Series C	3.00%	07/01/2012	125,651
390,000	Baltimore Maryland Wastewater Project Series C	3.00%	07/01/2013	412,542
360,000	Baltimore Maryland Wastewater Project Series A, Callable 7/1/2018 @ 100 AGM Insured[1]	5.00%	07/01/2020	412,405
1,000,000	Baltimore Maryland Wastewater Project Series C, Callable 7/1/2016 @ 100 AMBAC Insured[1]	5.00%	07/01/2021	1,087,630
400,000	Frederick County Maryland Educational Facilities Revenue Mount Saint Mary’s College Series A, Callable 9/1/2016 @ 100[1]	5.63%	09/01/2038	376,080
200,000	Maryland State Community Development Administration – Residential Program Series E	3.80%	09/01/2013	211,884
500,000	Maryland State Community Development Administration – Residential Program Series G	4.10%	09/01/2014	538,135
1,000,000	Maryland State Community Development Administration – Residential Program Series C	3.85%	09/01/2015	1,061,710
1,000,000	Maryland State Community Development Administration – Single Family Program 1st Series, Callable 10/1/2010 @ 100[1]	4.65%	04/01/2012	1,001,430
500,000	Maryland State Community Development Administration – Single Family Program 1st Series, Callable 10/1/2010 @ 100[1]	4.75%	04/01/2013	500,730
455,000	Maryland State Department of Transportation	5.00%	05/01/2012	492,478
1,050,000	Maryland State Department of Transportation 2nd Issue	4.00%	06/01/2013	1,145,235
1,000,000	Maryland State Department of Transportation	5.25%	12/15/2014	1,167,059
1,300,000	Maryland State Department of Transportation	5.25%	12/15/2016	1,547,311
1,325,000	Maryland State Department of Transportation	5.00%	02/15/2017	1,551,455
500,000	Maryland State Department of Transportation Callable 2/15/2016 @ 100[1]	4.25%	02/15/2018	547,260
500,000	Maryland State Department of Transportation Callable 5/15/2017 @ 100[1]	4.00%	05/15/2020	535,430
700,000	Maryland State Department of Transportation 2nd Issue, Callable 9/1/2018 @ 100[1]	4.00%	09/01/2021	745,395
500,000	Maryland State Economic Development Corporation – Maryland Department of Transportation Headquarters Callable 6/1/2012 @ 100.5[1]	5.00%	06/01/2015	536,115
290,000	Maryland State Economic Development Corporation – University of Maryland College Park Project Callable 7/1/2011 @ 100 AMBAC Insured [1]	5.38%	07/01/2012	301,142
500,000	Maryland State Economic Development Corporation – University of Maryland College Park Project Callable 6/1/2016 @ 100 CIFG Insured[1]	5.00%	06/01/2022	500,485
245,000	Maryland State Economic Development Corporation – University of Maryland/Baltimore Series A	4.50%	10/01/2011	237,523
235,000	Maryland State Economic Development Corporation Economic Development Revenue Lutheran World Relief/Refugee Callable 4/1/2017 @ 100[1]	5.25%	04/01/2019	243,763
500,000	Maryland State Health & Higher Educational Facilities – Adventist Health Care Series A, Callable 1/1/2013 @ 101[1]	5.00%	01/01/2014	522,650
400,000	Maryland State Health & Higher Educational Facilities – Anne Arundel Health System, Inc.	4.00%	07/01/2014	424,444
385,000	Maryland State Health & Higher Educational Facilities – Anne Arundel Health System, Inc.	4.00%	07/01/2016	399,780
500,000	Maryland State Health & Higher Educational Facilities – Board of Child Care	4.50%	07/01/2012	527,045
450,000	Maryland State Health & Higher Educational Facilities – Bullis School Callable 1/1/2011 @ 101 AGM Insured[1]	5.00%	07/01/2013	462,582
100,000	Maryland State Health & Higher Educational Facilities – Bullis School Callable 1/1/2011 @ 101 AGM Insured[1]	5.00%	07/01/2015	102,351
250,000	Maryland State Health & Higher Educational Facilities – Carroll County General Hospital	4.63%	07/01/2010	250,023
500,000	Maryland State Health & Higher Educational Facilities – Carroll County General Hospital Callable 7/1/2012 @ 100[1]	5.00%	07/01/2013	528,190
270,000	Maryland State Health & Higher Educational Facilities—Edenwald Series A	4.80%	01/01/2012	271,515
450,000	Maryland State Health & Higher Educational Facilities – Frederick Memorial Hospital	4.20%	07/01/2011	459,869
250,000	Maryland State Health & Higher Educational Facilities – Goucher College Callable 7/1/2014 @ 100[1]	4.50%	07/01/2019	254,860
500,000	Maryland State Health & Higher Educational Facilities – Greater Baltimore Medical Center Callable 7/1/2011 @ 100[1]	5.00%	07/01/2020	503,885

The accompanying notes are an integral part of these financial statements.

Brown Advisory Maryland Bond Fund
Schedule of Investments
June 30, 2010

Par
Value	Security Description	Rate	Maturity	Value $

Municipal Bonds — (Continued)
Revenue Bonds — (Continued)
250,000	Maryland State Health & Higher Educational Facilities – Johns Hopkins Health System Mandatory Tender 11/15/2011 @ 100 #	5.00%	05/15/2042	262,738
500,000	Maryland State Health & Higher Educational Facilities – Johns Hopkins Health System Mandatory Tender 5/15/2013 @ 100 #	5.00%	05/15/2046	544,785
900,000	Maryland State Health & Higher Educational Facilities – Johns Hopkins Hospital	5.00%	05/15/2011	933,903
500,000	Maryland State Health & Higher Educational Facilities – Johns Hopkins Hospital Callabe 5/15/2011 @ 100[1]	4.60%	05/15/2014	511,180
100,000	Maryland State Health & Higher Educational Facilities – Johns Hopkins Hospital Callable 5/15/2011 @ 100[1]	4.70%	05/15/2015	101,907
500,000	Maryland State Health & Higher Educational Facilities – Johns Hopkins University Series A	5.00%	07/01/2010	500,065
250,000	Maryland State Health & Higher Educational Facilities – Johns Hopkins University Series A, Callable 7/1/2011 @ 100[1]	5.00%	07/01/2012	260,840
250,000	Maryland State Health & Higher Educational Facilities – Johns Hopkins University Series A, Callable 7/1/2011 @ 100[1]	5.00%	07/01/2013	260,583
250,000	Maryland State Health & Higher Educational Facilities – Johns Hopkins University Series A	5.00%	07/01/2013	280,735
500,000	Maryland State Health & Higher Educational Facilities – Johns Hopkins University Series A	5.00%	07/01/2018	591,350
235,000	Maryland State Health & Higher Educational Facilities – Kennedy Krieger Institute	3.88%	07/01/2010	235,009
535,000	Maryland State Health & Higher Educational Facilities – Kennedy Krieger Institute Callable 4/5/2010 @ 100[1]	5.30%	07/01/2012	536,124
200,000	Maryland State Health & Higher Educational Facilities – Kennedy Krieger Institute	4.38%	07/01/2013	207,142
500,000	Maryland State Health & Higher Educational Facilities – Lifebridge Health	5.00%	07/01/2017	548,500
500,000	Maryland State Health & Higher Educational Facilities – Lifebridge Health Series A, Prerefunded 7/1/2014 @ 100[1]	4.00%	07/01/2017	552,180
250,000	Maryland State Health & Higher Educational Facilities – Lifebridge Health Callable 7/1/2017 @ 100[1]	5.00%	07/01/2018	270,850
1,000,000	Maryland State Health & Higher Educational Facilities – Lifebridge Health Escrowed to Maturity Series A	5.00%	07/01/2010	1,000,130
250,000	Maryland State Health & Higher Educational Facilities – Medstar Health	4.38%	08/15/2013	267,330
200,000	Maryland State Health & Higher Educational Facilities – Mercy Ridge Series A, Callable 7/1/2017 @ 100[1]	5.00%	07/01/2026	192,536
135,000	Maryland State Health & Higher Educational Facilities – Mercy Ridge Series A, Callable 7/1/2017 @ 100[1]	5.00%	07/01/2027	128,608
200,000	Maryland State Health & Higher Educational Facilities – Mercy Ridge Callable 7/1/2017 @ 100[1]	4.50%	07/01/2035	171,308
1,000,000	Maryland State Health & Higher Educational Facilities – Peninsula Regional Medical Center Callable 7/1/2016 @ 100[1]	5.00%	07/01/2026	1,031,350
430,000	Maryland State Health & Higher Educational Facilities – Sheppard Pratt Series A	3.30%	07/01/2010	430,022
750,000	Maryland State Health & Higher Educational Facilities – University of Maryland Medical System	5.00%	07/01/2012	776,963
500,000	Maryland State Health & Higher Educational Facilities – University of Maryland Medical System	4.00%	07/01/2015	530,950
965,000	Maryland State Health & Higher Educational Facilities – University of Maryland Medical System	4.00%	07/01/2015	1,015,942
500,000	Maryland State Health & Higher Educational Facilities – University of Maryland Medical System Callable 7/1/2018 @ 100 AMBAC Insured[1]	5.50%	07/01/2024	538,160
400,000	Maryland State Health & Higher Educational Facilities – University of Maryland Medical System AMBAC Insured	4.00%	07/01/2013	426,760
250,000	Maryland State Health & Higher Educational Facilities – Washington Christian Academy Callable 1/1/2017 @ 100[1]	5.25%	07/01/2018	107,495
240,000	Maryland State Health & Higher Educational Facilities – Western Medical Health Series A, Callable 7/1/2016 @ 100 NATL-RE FHA 242 Insured[1]	5.00%	01/01/2025	244,229
500,000	Maryland State Industrial Development Financing Authority – National Aquarium Baltimore Facility Series B, Callable 11/1/2012 @ 100[1]	4.50%	11/01/2014	529,415
750,000	Maryland State Transportation Authority Series A	3.00%	07/01/2016	788,963
570,000	Maryland State Transportation Authority Callable 7/1/2018 @ 100[1]	5.00%	07/01/2021	646,671
500,000	Maryland State Transportation Authority AGM Insured	5.00%	07/01/2010	500,065
200,000	Maryland State Transportation Authority Grant & Revenue	5.00%	03/01/2015	231,274

The accompanying notes are an integral part of these financial statements.

Brown Advisory Maryland Bond Fund
Schedule of Investments
June 30, 2010

Par
Value/
Shares	Security Description	Rate	Maturity	Value $

Municipal Bonds — (Continued)
Revenue Bonds — (Continued)
100,000	Maryland State Transportation Authority Grant & Revenue	4.50%	03/01/2018	114,432
500,000	Maryland State Transportation Authority Grant & Revenue Callable 3/1/2017 @ 100	5.00%	03/01/2019	572,005
500,000	Maryland State Transportation Authority Grant & Revenue Callable 3/1/2017 @ 100[1]	4.00%	03/01/2019	541,605
1,000,000	Maryland State Transportation Authority Grant & Revenue	5.25%	03/01/2019	1,201,799
1,715,000	Maryland State Water Quality Financing	5.00%	03/01/2015	1,966,984
500,000	Maryland State Water Quality Financing Series A	5.00%	09/01/2015	585,665
265,000	Maryland State Water Quality Financing – Administrative Revlolving Loan Fund Series A, Callable 3/1/2018 @ 100[1]	5.00%	03/01/2019	310,140
500,000	Maryland State Water Quality Financing – Administrative Revolving Loan Fund	5.00%	03/01/2017	578,560
350,000	Maryland State Water Quality Financing – Administrative Revolving Loan Fund	5.00%	03/01/2018	406,364
300,000	Maryland State Water Quality Financing – Administrative Revolving Loan Fund Callable 3/1/2018 @ 100[1]	4.00%	03/01/2019	322,836
400,000	Queen Annes County Maryland – Public Facilities Callable 11/15/2015 @ 100 NATL-RE Insured[1]	5.00%	11/15/2017	453,892
2,000,000	University of Maryland System Auxiliary Series A	4.00%	04/01/2014	2,204,859
425,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series B	3.50%	10/01/2012	452,782
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A	5.00%	04/01/2013	556,840
1,000,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series D	3.00%	04/01/2015	1,065,940
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series B	3.75%	10/01/2015	551,820
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series B	4.00%	10/01/2016	557,090
250,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A, Callable 10/1/2016 @ 100[1]	5.00%	10/01/2019	282,715
510,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A, Prerefunded 4/1/2012 @ 100	5.13%	04/01/2021	551,999
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A, Callable 4/1/2017 @ 100[1]	4.00%	04/01/2020	535,075
100,000	University or Maryland System Auxiliary Facility & Tuition Revenue Series A, Callable 10/1/2016 @ 100[1]	5.00%	10/01/2022	110,540
940,000	Washington County Maryland – Public Improvement Callable 7/1/2017 @ 100 AMBAC Insured[1]	4.25%	07/01/2022	1,008,498
500,000	Westminster Maryland Educational Facilities Revenue – McDaniel College, Inc. Callable 11/1/2016 @ 100[1]	4.38%	11/01/2024	484,175

				55,111,451

Total Municipal Bonds (Cost $174,591,583)				181,344,625

Short-Term Investment—6.0%
Money Market Fund—6.0%

11,471,279	Fidelity Institutional Money Market Tax Exempt, 0.08%ˆ			11,471,279

Total Short-Term Investment (Cost $11,471,279)				11,471,279

Total Investments — 100.4% (Cost $186,062,862)				192,815,904
Liabilities in Excess of Other Assets — (0.4)%				(738,761)

TOTAL NET ASSETS—100.0%				$192,077,143

The accompanying notes are an integral part of these financial statements.

Brown Advisory Maryland Bond Fund
Schedule of Investments
June 30, 2010

PORTFOLIO HOLDINGS
% of Net Assets

General Obligation Bonds	65.7%
Revenue Bonds	28.7%
Money Market	6.0%
Other Assets and Liabilities	(0.4)%

100.0%

1	Continuously callable with 30 days notice.
#	Variable rate security. Rate disclosed is as of June 30, 2010.
ˆ	Seven-day yield.

The accompanying notes are an integral part of these financial statements.

Brown Advisory Intermediate Income Fund
A Message to Our Shareholders
May 31, 2010

For the twelve-month period ended May 31, 2010, Brown Advisory Intermediate Income Fund’s Institutional Shares (the “Fund”) returned 7.17%, lagging the Fund’s primary benchmark, the Barclay’s Capital Intermediate U.S. Aggregate Bond Index which returned 7.69%. The Fund’s secondary benchmark, the Barclay’s Capital Intermediate U.S. Government Credit Bond Index returned 7.33% for the one-year period.

Six months ago we wrote that “the Federal Reserve (the “Fed”) remains cautiously optimistic about the strength of the recovery. Although access to credit has improved for large companies, small businesses and consumers still find loans difficult to acquire.” Gradual improvement has been seen in some areas, particularly spending by businesses on software and equipment, but difficulties remain in the employment and housing markets. New problems have arisen, notably the European debt crisis, wreaking havoc with the euro, and the oil tragedy in the Gulf of Mexico. These events have caused market participants to reconsider their economic forecasts and subsequent strategies. Benefiting from these trends has once again been the high quality debt markets as investors look for stability and more certainty. Buyers have returned to longer Treasuries, U.S. Agencies and mortgage backed (essentially government backed) securities as inflation has remained low and the Fed continues to show no signs of intention to lift the Federal Funds rate, currently at 0-0.25%.

We continue to maintain significant corporate bond positions, as that market affords fairly priced risk-adjusted yields. Our mortgage backed holdings (FNMA, FHLMC, and GNMA backed) have been allowed to pay down principal and interest without reinvestment as mortgage rates have been held artificially low by government programs. We have recently reduced our TIPs (Treasury Inflation Protected Securities) positions as inflation risk seems to have been pushed further into the future and a hedge against such a trend has become more expensive.

The Fund continues to seek to provide a high level of current income consistent with preservation of principal within an intermediate-term maturity structure.

Sincerely,

Paul D. Corbin
Portfolio Manager

Monica M. Hausner
Portfolio Manager

Past performance is not a guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. The Fund is subject to interest rate risk which is the risk that debt securities in the Fund’s portfolio will decline in value because of increases in market interest rates. Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments provided in this report.

Definitions for terms and indices are provided in the Glossary of Terms.

Brown Advisory Intermediate Income Fund
A Message to Our Shareholders
June 30, 2010

For the one month period ended June 30, 2010, Brown Advisory Intermediate Income Fund Institutional Shares (the “Fund”) returned 1.20%, slightly lagging the Fund’s primary benchmark, the Barclay’s Capital Intermediate U.S. Aggregate Bond Index, which returned 1.29%. The Fund’s secondary benchmark, the Barclay’s Intermediate Government Credit Index returned 1.36% for the one-month period.

In the portfolio, we continue to maintain significant corporate bond positions, as this market affords fairly-priced, risk-adjusted yields. Our mortgage-backed holdings (FNMA, FHLMC and GNMA) have been allowed to pay down principal and interest without reinvestment as mortgage rates have been held artificially low by government programs. We have recently reduced our TIPS (Treasury Inflation Protected Securities) positions as inflation risk seems to have been pushed further into the future and to hedge against such a trend has become more expensive in the lower yield environment that prevails.

Despite an unsettled investment environment, we are optimistic that our approach should provide strong relative performance in the period ahead. We thank you for your continued support and look forward to fiscal 2011.

Sincerely,

Paul D. Corbin
Portfolio Manager

Monica M. Hausner
Portfolio Manager

Past performance is not a guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. The Fund is subject to interest rate risk which is the risk that debt securities in the Fund’s portfolio will decline in value because of increases in market interest rates. Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments provided in this report.

Definitions for terms and indices are provided in the Glossary of Terms.

Brown Advisory Intermediate Income Fund
Performance Chart and Analysis
May 31, 2010 and June 30, 2010

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

The following charts reflect the change in value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Fund and measured against the broad-based securities market index. The Barclays Capital (formerly Lehman Brothers) Intermediate U.S. Aggregate Bond Index (“Index”) represents domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities and durations in the intermediate range. The Index is unmanaged and does not reflect the deduction of fees, such as investment management and fund accounting fees, or taxes associated with a mutual fund. Investors cannot invest directly in an index.

Average Annual Total Return	One	Three	Five	Ten
as of 5/31/10[1]	Year	Year	Year	Year
A Shares (with sales charge)[2]	5.38%	5.58%	4.43%	5.32%
Institutional Shares[3]	7.17%	6.36%	5.02%	5.75%
Barclays Capital Intermediate
U.S. Aggregate Bond Index	7.69%	6.81%	5.38%	6.30%

	A Shares	Institutional Shares
Gross Expense Ratio[4]	0.75%	0.51%
Net Expense Ratio[4]	0.75%	0.51%

Average Annual Total Return	One	Three	Five	Ten
as of 6/30/10[1]	Year	Year	Year	Year
A Shares (with sales charge)[2]	5.90%	6.03%	4.58%	5.24%
Institutional Shares[3]	7.77%	6.83%	5.19%	5.67%
Barclays Capital Intermediate
U.S. Aggregate Bond Index	8.72%	7.34%	5.57%	6.23%

	A Shares	Institutional Shares
Gross Expense Ratio[4]	0.75%	0.51%
Net Expense Ratio[4]	0.75%	0.51%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 800-540-6807. The performance table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investment performance reflects contractual fee waivers in effect through September 30, 2012. Without these waivers, performance would have been lower.

[1]	Prior to September 20, 2002, the A Shares and Institutional Shares of the Fund were classes of the Short-Intermediate Income Fund, Inc., another mutual fund (the “Predecessor Fund”). The Predecessor Fund maintained the same investment objective and similar investment policies to that of the Fund. The performance of the A Shares and Institutional Shares for periods prior to September 20, 2002 is that of the A and Institutional Shares, respectively, of the Predecessor Fund. Net expenses are the same as the Predecessor Fund.
[2]	Commenced operations on May 31, 1991. Reflects the deduction of the maximum sales of 1.50%.
[3]	Commenced operations on November 2, 1995. Institutional Shares redeemed or exchanged within fourteen days of purchase will be charged a fee of 1.00%, subject to limited exceptions.
[4]	Per the Fund’s prospectus dated April 12, 2010.

Brown Advisory Intermediate Income Fund
Schedule of Investments
May 31, 2010

Par
Value	Security Description	Rate	Maturity	Value $

Corporate Bonds & Notes — 25.5%
2,000,000	America Movil SAB de CV	5.50%	03/01/2014	2,190,686
2,500,000	American Express Co.	7.00%	03/19/2018	2,850,285
1,000,000	Baltimore Gas & Electric Co.	6.75%	06/05/2012	1,080,263
3,500,000	Bank of America Corp. #	4.00%	03/23/2017	3,475,258
2,750,000	Barrick North America Finance LLC	6.80%	09/15/2018	3,182,460
2,735,000	Berkshire Hathaway, Inc.	3.20%	02/11/2015	2,801,036
1,350,000	Block Financial Corp.	5.13%	10/30/2014	1,422,004
2,500,000	Caterpillar Financial Services Corp.	6.13%	02/17/2014	2,829,475
2,500,000	Charles Schwab Corp.	4.95%	06/01/2014	2,695,340
2,500,000	Comcast Corp.	6.50%	01/15/2017	2,801,750
2,750,000	Consolidated Natural Gas Co., Series A	5.00%	12/01/2014	2,950,802
2,500,000	EI Du Pont de Nemours & Co.	5.75%	03/15/2019	2,816,245
2,145,000	FIA Card Services NAˆ	7.13%	11/15/2012	2,338,627
2,750,000	FPL GROUP Capital, Inc.	6.00%	03/01/2019	3,039,405
3,000,000	General Electric Co.	5.00%	02/01/2013	3,213,558
2,565,000	Goldman Sachs Group, Inc.	3.63%	08/01/2012	2,579,949
2,750,000	GTE Corp.	6.84%	04/15/2018	3,051,411
575,000	Hewlett-Packard Co.	6.13%	03/01/2014	655,227
2,750,000	ICI Wilmington, Inc.	5.63%	12/01/2013	3,007,964
2,190,000	John Deere Capital Corp.	5.25%	10/01/2012	2,370,287
2,750,000	Kraft Foods, Inc.	6.00%	02/11/2013	3,036,899
2,500,000	Norfolk Southern Corp.	5.90%	06/15/2019	2,792,008
2,750,000	ONEOK Partners LP	6.15%	10/01/2016	3,070,804
1,500,000	PACCAR, Inc.	6.88%	02/15/2014	1,721,435
2,000,000	Potash Corp. Of Saskatchewan, Inc.	5.25%	05/15/2014	2,199,210
2,000,000	PPL Energy Supply LLC	6.50%	05/01/2018	2,183,286
2,500,000	Spectra Energy Capital LLC, Series B	6.75%	07/15/2018	2,756,944
1,000,000	Staples, Inc.	7.38%	10/01/2012	1,114,033
2,500,000	Starbucks Corp.	6.25%	08/15/2017	2,799,288
1,328,000	W.R. Berkley Corp.	6.15%	08/15/2019	1,342,251
2,465,000	Weatherford International, Ltd.	5.15%	03/15/2013	2,604,043

Total Corporate Bonds & Notes (Cost $71,733,136)				76,972,233

Municipal Bonds — 1.0%
3,000,000	Illinois State	3.32%	01/01/2013	3,045,300

Total Municipal Bond (Cost $3,027,582)				3,045,300

U.S. Government Agency Obligations — 48.9%
Bonds — 0.2%
640,000	FFCB	5.20%	03/20/2013	706,585

FHLB Notes — 8.5%
5,000,000	FHLB	3.13%	12/13/2013	5,242,435
7,000,000	FHLB	5.25%	06/05/2017	7,889,413
10,000,000	FHLB	4.75%	12/16/2016	11,090,020
1,149,428	FHLB, Series TQ-2015-A	5.07%	10/20/2015	1,230,838

				25,452,706

Mortgage Backed Securities — 40.2%
363,105	Commercial Mortgage Pass-Through Certificates, Series 2005-C6-A2	5.00%	06/10/2044	363,337
1,058,270	FHLMC, Pool # 1B0889#	4.52%	05/01/2033	1,098,797

The accompanying notes are an integral part of these financial statements.

Brown Advisory Intermediate Income Fund
Schedule of Investments
May 31, 2010

Par
Value	Security Description	Rate	Maturity	Value $

U.S. Government Agency Obligations — (Continued)
Mortgage Backed Securities — (Continued)
830,009	FHLMC, Pool # 1J0203#	5.17%	04/01/2035	857,763
1,403,950	FHLMC, Pool # A40782	5.00%	12/01/2035	1,476,835
1,993,003	FHLMC, Pool # A87434	5.00%	07/01/2039	2,093,509
14,878	FHLMC, Pool # C00210	8.00%	01/01/2023	16,970
1,662,778	FHLMC, Pool # C90993	5.50%	10/01/2026	1,782,720
805,340	FHLMC, Pool # E93051	5.50%	12/01/2017	871,160
12,734,586	FHLMC, Pool # G05726	5.00%	08/01/2039	13,376,773
10,993	FHLMC, Pool # G10543	6.00%	06/01/2011	11,762
25,582	FHLMC, Pool # G10682	7.50%	06/01/2012	26,655
20,858	FHLMC, Pool # G10690	7.00%	07/01/2012	22,025
2,903,789	FHLMC, Pool # G11649	4.50%	02/01/2020	3,079,529
7,630,786	FHLMC, Pool # G18309	4.50%	05/01/2024	7,997,223
2,684,259	FHLMC, Pool # G30412	6.00%	03/01/2028	2,909,821
633,615	FHLMC, Pool # M80931	5.50%	08/01/2011	653,066
1,108,310	FHLMC REMIC, Series 2782	4.00%	11/15/2033	1,160,317
2,574,163	FHLMC REMIC, Series R005-VA	5.50%	03/15/2016	2,765,523
7,600,000	FNMA	3.22%	01/27/2016	7,614,493
216,356	FNMA, Pool # 254089	6.00%	12/01/2016	233,831
1,383,693	FNMA, Pool # 255276	4.00%	06/01/2011	1,405,518
2,833,466	FNMA, Pool # 256752	6.00%	06/01/2027	3,068,059
2,786,622	FNMA, Pool # 257048	6.00%	01/01/2028	3,017,336
31,152	FNMA, Pool # 409589	9.50%	11/01/2015	34,324
122,981	FNMA, Pool # 433646	6.00%	10/01/2013	132,722
70,586	FNMA, Pool # 539082	7.00%	08/01/2028	79,029
155,443	FNMA, Pool # 625536	6.00%	01/01/2032	170,611
102,612	FNMA, Pool # 628837	6.50%	03/01/2032	113,831
840,235	FNMA, Pool # 663238	5.50%	09/01/2032	901,017
882,794	FNMA, Pool # 725544	5.50%	12/01/2017	951,909
137,358	FNMA, Pool # 741373#	2.70%	12/01/2033	143,050
224,177	FNMA, Pool # 744805#	4.27%	11/01/2033	233,461
259,740	FNMA, Pool # 764342#	1.90%	02/01/2034	265,657
1,905,463	FNMA, Pool # 768005	4.00%	09/01/2013	1,946,594
508,717	FNMA, Pool # 805440	7.00%	11/01/2034	565,509
3,676,320	FNMA, Pool # 831413	5.50%	04/01/2036	3,927,325
1,555,690	FNMA, Pool # 842239	5.00%	09/01/2020	1,622,526
984,247	FNMA, Pool # 848817	5.00%	01/01/2036	1,034,069
1,721,943	FNMA, Pool # 866920#	5.38%	02/01/2036	1,802,444
4,658,114	FNMA, Pool # 888218	5.00%	03/01/2037	4,885,168
2,303,552	FNMA, Pool # 889584	5.50%	01/01/2037	2,463,709
3,343,521	FNMA, Pool # 909932	6.00%	03/01/2037	3,609,173
2,735,619	FNMA, Pool # 944581	5.00%	07/01/2022	2,910,044
5,159,972	FNMA, Pool # 981257	5.00%	05/01/2023	5,488,168
9,497,634	FNMA, Pool # AA7001	5.00%	06/01/2039	9,951,680
9,011,434	FNMA, Pool # AA7686	4.50%	06/01/2039	9,217,749
7,051,593	FNMA, Pool # AA8753	5.00%	06/01/2039	7,389,409
51,593	GNMA, Pool # 487110	6.50%	04/15/2029	57,522
7,752	GNMA, Pool # 571166	7.00%	08/15/2031	8,792
122,599	GNMA, Pool # 781186	9.00%	06/15/2030	143,678

The accompanying notes are an integral part of these financial statements.

Brown Advisory Intermediate Income Fund
Schedule of Investments
May 31, 2010

Par
Value/
Shares	Security Description	Rate	Maturity	Value $

U.S. Government Agency Obligations — (Continued)
Mortgage Backed Securities — (Continued)
556,534	GNMA, Pool # 781450	5.00%	06/15/2017	593,179
4,751,474	GNMA, Series 2008-1-PA	4.50%	12/20/2036	4,937,634

				121,483,005

Total U.S. Government Agency Obligations (Cost $142,389,050)				147,642,296

U.S. Treasury Securities — 16.6%
13,470,500	U.S. Treasury Inflation Indexed Bonds	2.50%	07/15/2016	14,852,277
12,670,625	U.S. Treasury Inflation Indexed Bonds	2.13%	01/15/2019	13,645,668
6,000,000	U.S. Treasury Note	4.25%	08/15/2015	6,609,846
5,000,000	U.S. Treasury Note	4.00%	08/15/2018	5,350,390
10,000,000	U.S. Treasury Note	2.75%	02/15/2019	9,675,780

Total U.S. Treasury Securities (Cost $48,110,638)				50,133,961

Short Term Investments — 7.6%
Money Market Fund — 4.3%
12,964,823	AIM Liquid Assets Portfolio Institutional Class, 0.13%*			12,964,822

U.S. Treasury Bill — 3.3%
10,000,000	United States Treasury Bill, Maturity Date 6/10/10, 0.00150%			9,999,613

Total Short Term Investments (Cost $22,964,435)				22,964,435

Total Investments — 99.6% (Cost $288,224,841)				300,758,225
Other Assets in Excess of Liabilities — 0.4%				1,313,905

NET ASSETS — 100.0%				$302,072,130

PORTFOLIO HOLDINGS
% of Net Assets

U.S. Government Agency Obligations	48.9%
Corporate Bonds & Notes	25.5%
U.S. Treasury Securities	16.6%
Money Market	4.3%
U.S. Treasury Bill	3.3%
Municipal Bonds	1.0%
Other Assets and Liabilities	0.4%

100.0%

#	Variable rate security. Rate disclosed is as of May 31, 2010.
ˆ	Security is exempt from registration under Rule 144A of the Securities Act of 1933 and is considered liquid by the Board of Trustees.
*	Seven-day yield.

The accompanying notes are an integral part of these financial statements.

Brown Advisory Intermediate Income Fund
Schedule of Investments
June 30, 2010

Par
Value	Security Description	Rate	Maturity	Value $

Corporate Bonds & Notes — 26.9%
2,000,000	America Movil SAB de CV	5.50%	03/01/2014	2,184,280
2,500,000	American Express Co.	7.00%	03/19/2018	2,887,864
1,000,000	Baltimore Gas & Electric Co.	6.75%	06/05/2012	1,080,907
3,500,000	Bank of America Corp.#	4.00%	03/23/2017	3,479,756
2,750,000	Barrick North America Finance LLC	6.80%	09/15/2018	3,237,355
2,735,000	Berkshire Hathaway, Inc.	3.20%	02/11/2015	2,819,539
1,350,000	Block Financial Corp.	5.13%	10/30/2014	1,385,605
2,500,000	Caterpillar Financial Services Corp.	6.13%	02/17/2014	2,831,673
2,500,000	Charles Schwab Corp.	4.95%	06/01/2014	2,712,995
2,500,000	Comcast Corp.	6.50%	01/15/2017	2,868,465
2,750,000	Consolidated Natural Gas Co., Series A	5.00%	12/01/2014	2,978,729
2,500,000	EI Du Pont de Nemours & Co.	5.75%	03/15/2019	2,890,885
2,750,000	FPL GROUP Capital, Inc.	6.00%	03/01/2019	3,095,644
3,000,000	General Electric Co.	5.00%	02/01/2013	3,219,012
2,565,000	Goldman Sachs Group, Inc.	3.63%	08/01/2012	2,614,281
2,750,000	GTE Corp.	6.84%	04/15/2018	3,114,397
575,000	Hewlett-Packard Co.	6.13%	03/01/2014	661,110
2,750,000	ICI Wilmington, Inc.	5.63%	12/01/2013	2,982,279
2,190,000	John Deere Capital Corp.	5.25%	10/01/2012	2,374,345
2,750,000	Kraft Foods, Inc.	6.00%	02/11/2013	3,033,597
2,145,000	MBNA America Bank NAˆ	7.13%	11/15/2012	2,336,892
5,815,000	Morgan Stanley #	0.55%	01/18/2011	5,778,580
2,500,000	Norfolk Southern Corp.	5.90%	06/15/2019	2,879,348
2,820,000	ONEOK Partners LP	6.15%	10/01/2016	3,173,022
1,500,000	PACCAR, Inc.	6.88%	02/15/2014	1,739,163
2,500,000	Potash Corp. Of Saskatchewan, Inc.	5.25%	05/15/2014	2,760,020
2,000,000	PPL Energy Supply LLC	6.50%	05/01/2018	2,215,478
2,500,000	Spectra Energy Capital LLC, Series B	6.75%	07/15/2018	2,806,083
1,000,000	Staples, Inc.	7.38%	10/01/2012	1,114,568
2,500,000	Starbucks Corp.	6.25%	08/15/2017	2,819,455
1,328,000	W.R. Berkley Corp.	6.15%	08/15/2019	1,359,960
2,465,000	Weatherford International, Ltd.	5.15%	03/15/2013	2,583,973

Total Corporate Bonds & Notes (Cost $78,111,336)				84,019,260

Municipal Bonds — 1.0%
3,000,000	Illinois State	3.32%	01/01/2013	2,988,000

Total Municipal Bond (Cost $3,026,764)				2,988,000

U.S. Government Agency Obligations — 46.8%

Bonds — 0.2%
640,000	FFCB	5.20%	03/20/2013	710,098

FHLB Notes — 8.3%
5,000,000	FHLB	3.13%	12/13/2013	5,288,720
7,000,000	FHLB	5.25%	06/05/2017	8,052,436
10,000,000	FHLB	4.75%	12/16/2016	11,261,990
1,134,588	FHLB, Series TQ-2015-A	5.07%	10/20/2015	1,224,339

				25,827,485

The accompanying notes are an integral part of these financial statements.

Brown Advisory Intermediate Income Fund
Schedule of Investments
June 30, 2010

Par
Value	Security Description	Rate	Maturity	Value $

U.S. Government Agency Obligations — (Continued)

Mortgage Backed Security — 38.3%
323,879	Commercial Mortgage Pass-Through Certificates, Series 2005-C6-A2	5.00%	06/10/2044	323,698
1,052,906	FHLMC, Pool # 1B0889#	3.98%	05/01/2033	1,098,610
829,553	FHLMC, Pool # 1J0203#	4.15%	04/01/2035	864,544
1,401,778	FHLMC, Pool # A40782	5.00%	12/01/2035	1,486,819
1,979,223	FHLMC, Pool # A87434	5.00%	07/01/2039	2,099,666
14,226	FHLMC, Pool # C00210	8.00%	01/01/2023	16,322
1,586,009	FHLMC, Pool # C90993	5.50%	10/01/2026	1,712,087
784,324	FHLMC, Pool # E93051	5.50%	12/01/2017	851,543
12,653,340	FHLMC, Pool # G05726	5.00%	08/01/2039	13,423,423
9,663	FHLMC, Pool # G10543	6.00%	06/01/2011	10,407
23,896	FHLMC, Pool # G10682	7.50%	06/01/2012	24,849
19,677	FHLMC, Pool # G10690	7.00%	07/01/2012	20,760
2,845,105	FHLMC, Pool # G11649	4.50%	02/01/2020	3,033,010
7,532,235	FHLMC, Pool # G18309	4.50%	05/01/2024	7,954,378
2,652,026	FHLMC, Pool # G30412	6.00%	03/01/2028	2,896,499
619,646	FHLMC, Pool # M80931	5.50%	08/01/2011	637,268
1,096,089	FHLMC REMIC, Series 2782	4.00%	11/15/2033	1,160,700
2,542,747	FHLMC REMIC, Series R005-VA	5.50%	03/15/2016	2,716,206
7,600,000	FNMA, Callable 4/27/2010 @ 100[1]	3.22%	01/27/2016	7,612,183
209,717	FNMA, Pool # 254089	6.00%	12/01/2016	228,248
1,290,678	FNMA, Pool # 255276	4.00%	06/01/2011	1,307,307
2,717,055	FNMA, Pool # 256752	6.00%	06/01/2027	2,965,802
2,700,349	FNMA, Pool # 257048	6.00%	01/01/2028	2,947,567
30,738	FNMA, Pool # 409589	9.50%	11/01/2015	33,798
119,161	FNMA, Pool # 433646	6.00%	10/01/2013	129,467
70,248	FNMA, Pool # 539082	7.00%	08/01/2028	79,597
155,085	FNMA, Pool # 625536	6.00%	01/01/2032	171,233
102,440	FNMA, Pool # 628837	6.50%	03/01/2032	114,387
756,492	FNMA, Pool # 663238	5.50%	09/01/2032	816,467
857,127	FNMA, Pool # 725544	5.50%	12/01/2017	928,041
136,963	FNMA, Pool # 741373#	2.70%	12/01/2033	142,437
219,309	FNMA, Pool # 744805#	4.27%	11/01/2033	228,277
258,959	FNMA, Pool # 764342#	1.90%	02/01/2034	266,048
1,831,668	FNMA, Pool # 768005	4.00%	09/01/2013	1,873,368
464,157	FNMA, Pool # 805440	7.00%	11/01/2034	517,593
3,534,905	FNMA, Pool # 831413	5.50%	04/01/2036	3,800,796
1,555,690	FNMA, Pool # 842239	5.00%	09/01/2020	1,641,075
914,237	FNMA, Pool # 848817	5.00%	01/01/2036	970,558
1,542,500	FNMA, Pool # 866920#	5.38%	02/01/2036	1,613,788
4,365,969	FNMA, Pool # 888218	5.00%	03/01/2037	4,628,110
2,130,483	FNMA, Pool # 889584	5.50%	01/01/2037	2,292,733
3,339,540	FNMA, Pool # 909932	6.00%	03/01/2037	3,628,828
2,582,582	FNMA, Pool # 944581	5.00%	07/01/2022	2,759,933
4,907,531	FNMA, Pool # 981257	5.00%	05/01/2023	5,243,774
9,349,095	FNMA, Pool # AA7001	5.00%	06/01/2039	9,907,508
8,960,503	FNMA, Pool # AA7686	4.50%	06/01/2039	9,313,099
7,037,177	FNMA, Pool # AA8753	5.00%	06/01/2039	7,458,205
51,453	GNMA, Pool # 487110	6.50%	04/15/2029	57,701

The accompanying notes are an integral part of these financial statements.

Brown Advisory Intermediate Income Fund
Schedule of Investments
June 30, 2010

Par
Value/
Shares	Security Description	Rate	Maturity	Value $

U.S. Government Agency Obligations — (Continued)
Mortgage Backed Security — (continued)
7,739	GNMA, Pool # 571166	7.00%	08/15/2031	8,799
111,695	GNMA, Pool # 781186	9.00%	06/15/2030	130,899
548,620	GNMA, Pool # 781450	5.00%	06/15/2017	586,270
4,576,996	GNMA, Series 2008-1-PA	4.50%	12/20/2036	4,735,870

				119,470,555

Total U.S. Government Agency Obligations (Cost $139,603,271)				146,008,138

U.S. Treasury Securities — 17.6%
6,450,072	U.S. Treasury Inflation Indexed Bonds	2.50%	07/15/2016	7,185,780
6,092,460	U.S. Treasury Inflation Indexed Bonds	2.13%	01/15/2019	6,657,913
13,000,000	U.S. Treasury Note	4.25%	08/15/2015	14,538,680
15,000,000	U.S. Treasury Note	4.00%	08/15/2018	16,501,171
10,000,000	U.S. Treasury Note	2.75%	02/15/2019	9,964,060

Total U.S. Treasury Securities (Cost $52,123,626)				54,847,604

Short Term Investment — 7.2%

Money Market Fund — 3.4%
10,566,120	AIM Liquid Assets Portfolio Institutional Class, 0.13%*			10,566,120

US Treasury Bill — 3.8%
12,000,000	United States Treasury Bills			11,998,712

Total Short Term Investments (Cost $22,564,832)				22,564,832

Total Investments — 99.5% (Cost $295,429,829)				310,427,834
Other Assets in Excess of Liabilities — 0.5%				1,716,220

NET ASSETS — 100.0%				$312,144,054

PORTFOLIO HOLDINGS
% of Net Assets

U.S. Government Agency Obligations	46.8%
Corporate Bonds & Notes	26.9%
U.S. Treasury Securities	17.6%
U.S. Treasury Bill	3.8%
Money Market	3.4%
Municipal Bonds	1.0%
Other Assets and Liabilities	0.5%

100.0%

#	Variable rate security. Rate disclosed is as of June 30, 2010.
ˆ	Security is exempt from registration under Rule 144A of the Securities Act of 1933 and is considered liquid by the Board of Trustees.

*	Seven-day yield.
[1]	Continuously callable with 30 days notice.

The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank.

Statements of Assets and Liabilities
May 31, 2010

	BROWN		BROWN		BROWN		BROWN
	ADVISORY		ADVISORY		ADVISORY		ADVISORY
	GROWTH		VALUE		FLEXIBLE		SMALL-CAP
	EQUITY		EQUITY		VALUE		GROWTH
	FUND		FUND		FUND		FUND

ASSETS
Investments:
Total investments, at cost:	$83,011,330		$141,477,177		$17,525,808		$132,301,502
Net unrealized appreciation (depreciation)	19,737,108		11,706,456		1,220,158		25,114,208

Total investments, at market value	102,748,438		153,183,633		18,745,966		157,415,710
Foreign currency (Cost $5,944,456)	—		—		—		—
Unrealized appreciation on spot contracts	—		—		—		—
Receivables:
Investment securities sold	1,745,333		1,231,594		—		7,112,348
Fund shares sold	454,643		46,983		5,083		63,037
Interest and dividends	31,720		507,022		44,274		19,996
Reclaims	—		15,090		—		—
Prepaid expenses and other assets	19,033		16,504		14,839		22,919

Total Assets	104,999,167		155,000,826		18,810,162		164,634,010

LIABILITIES
Payables:
Investment securities purchased	1,444,282		2,257,987		—		7,429,558
Fund shares redeemed	—		27,468		—		37,743
Distributions	—		—		—		—
Accrued Liabilities:
Investment advisor fees, net	65,285		101,587		8,359		138,044
Administration, accounting, and transfer agent fees	9,908		14,834		2,306		17,242
Custodian fees	6,619		5,389		2,095		6,334
Shareholder service fees	4,084		6,539		766		6,390
Distribution fees	6,786		5,875		581		5,102
Compliance service fees	789		726		673		751
Trustees’ fees and expenses	285		170		507		209
Other expenses	38,193		46,816		25,640		46,043

Total Liabilities	1,576,231		2,467,391		40,927		7,687,416

NET ASSETS	$103,422,936		$152,533,435		$18,769,235		$156,946,594

COMPONENTS OF NET ASSETS
Paid-in capital	$92,573,869		$197,092,408		$24,457,345		$156,468,597
Undistributed (Accumulated) net investment income (loss)	—		445,359		36,919		70,531
Accumulated net realized loss	(8,888,041)		(56,710,788)		(6,945,187)		(24,706,742)
Unrealized appreciation	19,737,108		11,706,456		1,220,158		25,114,208

NET ASSETS	$103,422,936		$152,533,435		$18,769,235		$156,946,594

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Institutional Shares:
Net assets	$97,135,532		$147,337,365		$17,777,121		$145,293,027
Shares outstanding (unlimited shares authorized)	9,344,978		14,479,560		2,334,290		13,140,306
Net asset value per share	$10.39		$10.18		$7.62		$11.06
A Shares:
Net assets	$6,287,404		$5,196,070		$992,114		$4,253,793
Shares outstanding (unlimited shares authorized)	616,381		508,120		130,163		393,756
Net asset value per share	$10.20		$10.23		$7.62		$10.80
Maximum offering price per share	$10.57	(a)	$10.60	(a)	$8.00	(b)	$11.19	(a)
D Shares:
Net assets	$—		$—		$—		$7,399,774
Shares outstanding (unlimited shares authorized)	—		—		—		341,418
Net asset value per share	$—		$—		$—		$21.67

(a)	Computation of maximum offering price per share 100/96.50 of net asset value.
(b)	Computation of maximum offering price per share 100/95.25 of net asset value.
(c)	Computation of maximum offering price per share 100/98.50 of net asset value.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
May 31, 2010

BROWN		BROWN		BROWN	BROWN	BROWN
CARDINAL		ADVISORY	BROWN	ADVISORY	ADVISORY	ADVISORY
SMALL		SMALL-CAP	ADVISORY	CORE	MARYLAND	INTERMEDIATE
COMPANIES		FUNDAMENTAL	OPPORTUNITY	INTERNATIONAL	BOND	INCOME
FUND		VALUE FUND	FUND	FUND	FUND	FUND

$60,034,485		$34,170,867	$14,428,202	$1,790,624	$178,958,221	$288,224,841
16,314,865		3,760,636	426,185	—	6,580,654	12,533,384

76,349,350		37,931,503	14,854,387	1,790,624	185,538,875	300,758,225
—		—		5,898,992	—	—
—		—		363,783	—	—

321,408		63,837	593,414	64,333,064	—	28,498
3,156		45,408	921	410	30,000	52,518
101,225		42,484	20,265	440,415	2,137,072	2,564,674
—		—	1,027	344,877	—	—
15,254		8,790	15,725	12,532	1,104	24,600

76,790,393		38,092,022	15,485,739	73,184,697	187,707,051	303,428,515

245,682		386,945	568,125	—	—	—
9,059		—	8,421	51,734,106	—	525,723
—		—	—	—	284,265	619,710

66,711		31,001	11,405	66,977	55,596	88,353
8,010		3,460	7,063	6,801	15,701	26,550
4,825		9,526	1,200	35,543	5,000	6,468
3,320		1,613	662	3,349	7,942	11,292
17,234		—	—	—	—	16,449
853		888	726	736	632	902
371		420	475	332	160	566
35,189		29,633	25,122	37,461	49,568	60,372

391,254		463,486	623,199	51,885,305	418,864	1,356,385

$76,399,139		$37,628,536	$14,862,540	$21,299,392	$187,288,187	$302,072,130

$100,902,930		$31,956,209	$113,049,756	$151,155,150	$180,995,781	$291,493,611
34,459		(139,369)	—	814,254	—	317,851
(40,853,115)		2,051,060	(98,613,401)	(130,988,331)	(288,248)	(2,272,716)
16,314,865		3,760,636	426,185	318,319	6,580,654	12,533,384

$76,399,139		$37,628,536	$14,862,540	$21,299,392	$187,288,187	$302,072,130

$76,043,027		$37,628,536	$14,862,540	$21,299,392	$187,288,187	$270,657,511
7,187,855		2,888,441	1,291,138	4,037,761	17,333,322	24,318,116
$10.58		$13.03	$11.51	$5.28	$10.81	$11.13

$356,112		$—	$—	$—	$—	$31,414,619
34,185		—	—	—	—	2,869,780
$10.42		$—	$—	$—	$—	$10.95
$10.80	(a)	$—	$—	$—	$—	$11.11	(c)

$—		$—	$—	$—	$—	$—
—		—	—	—	—	—
$—		$—	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Year Ended May 31, 2010

	BROWN	BROWN	BROWN	BROWN
	ADVISORY	ADVISORY	ADVISORY	ADVISORY
	GROWTH	VALUE	FLEXIBLE	SMALL-CAP
	EQUITY	EQUITY	VALUE	GROWTH
	FUND	FUND	FUND	FUND

INVESTMENT INCOME
Dividend income	$464,363	$3,767,049	$298,658	$520,912
Less: foreign taxes withheld	(16,363)	(66,951)	(5,924)	—
Interest Income	1,742	3,261	1,575	5,295

Total investment income	449,742	3,703,359	294,309	526,207

EXPENSES
Investment advisor fees	627,832	1,095,439	145,759	1,427,342
Administration, accounting, and transfer agent fees	118,644	171,663	45,838	208,187
Shareholder service fees	29,885	66,626	1,504	61,544
Distribution fees	29,410	27,966	2,828	34,761
Custodian fees	26,728	20,648	5,928	23,819
Insurance fees	3,168	6,405	807	5,861
Registration fees	25,336	24,656	32,520	34,490
Professional fees	50,793	66,389	30,885	65,899
Trustees’ fees and expenses	2,365	3,948	557	3,799
Compliance service fees	13,461	19,919	6,697	19,552
Miscellaneous expenses	20,967	30,920	5,034	31,968

Total Expenses	948,589	1,534,579	278,357	1,917,222

Fees waived and expenses reimbursed	—	(6,598)	(85,400)	—

Net Expenses	948,589	1,527,981	192,957	1,917,222

NET INVESTMENT INCOME (LOSS)	(498,847)	2,175,378	101,352	(1,391,015)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	3,139,076	17,370,549	(702,342)	15,051,400
Written options	—	—	—	—
Foreign currency transactions	—	—	—	—

Net realized gain (loss)	3,139,076	17,370,549	(702,342)	15,051,400

Net change in unrealized appreciation (depreciation) on:
Investments	17,936,136	8,715,823	3,941,135	20,227,305
Written options	—	—	—	—
Foreign currency transactions	—	—	—	—

Net change in unrealized appreciation (depreciation)	17,936,136	8,715,823	3,941,135	20,227,305

NET REALIZED AND UNREALIZED GAIN	21,075,212	26,086,372	3,238,793	35,278,705

INCREASE IN NET ASSETS FROM OPERATIONS	$20,576,365	$28,261,750	$3,340,145	$33,887,690

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Year Ended May 31, 2010

BROWN	BROWN		BROWN	BROWN	BROWN
CARDINAL	ADVISORY	BROWN	ADVISORY	ADVISORY	ADVISORY
SMALL	SMALL-CAP	ADVISORY	CORE	MARYLAND	INTERMEDIATE
COMPANIES	FUNDAMENTAL	OPPORTUNITY	INTERNATIONAL	BOND	INCOME
FUND	VALUE FUND	FUND	FUND	FUND	FUND

$1,141,830	$342,290	$211,541	$3,390,071	$—	$—
(2,388)	—	(7,884)	(241,305)	—	—
5,347	9,681	279	321	5,291,014	11,114,389

1,144,789	351,971	203,936	3,149,087	5,291,014	11,114,389

696,592	263,630	169,176	1,046,476	630,352	963,433
101,766	28,556	50,174	139,418	220,726	319,430
26,186	12,951	4,932	52,164	73,525	103,726
2,119	—	—	—	—	76,836
16,068	50,660	6,304	142,212	22,076	32,105
3,390	730	1,555	6,299	8,770	11,452
24,550	22,943	16,795	16,589	7,848	33,551
46,568	31,541	32,364	63,805	82,154	109,704
2,136	1,046	878	3,335	4,665	7,641
16,417	7,679	6,734	20,604	23,767	27,429
18,264	6,585	6,947	28,743	36,634	56,883

954,056	426,321	295,859	1,519,645	1,110,517	1,742,190

—	(38,681)	(42,095)	—	—	—

954,056	387,640	253,764	1,519,645	1,110,517	1,742,190

190,733	(35,669)	(49,828)	1,629,442	4,180,497	9,372,199

1,485,004	2,838,806	4,267,799	(11,276,608)	(204,530)	1,103,543
—	8,356	—	—	—	—
—	—	—	(655)	—	—

1,485,004	2,847,162	4,267,799	(11,277,263)	(204,530)	1,103,543

14,583,885	2,345,700	(601,822)	16,819,925	3,238,411	8,225,961
—	37,949	—	—	—	—
—	—	—	318,319	—	—

14,583,885	2,383,649	(601,822)	17,138,244	3,238,411	8,225,961

16,068,889	5,230,811	3,665,977	5,860,981	3,033,881	9,329,504

$16,259,622	$5,195,142	$3,616,149	$7,490,423	$7,214,378	$18,701,703

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2010

	BROWN		BROWN		BROWN		BROWN
	ADVISORY		ADVISORY		ADVISORY		ADVISORY
	GROWTH		VALUE		FLEXIBLE		SMALL-CAP
	EQUITY		EQUITY		VALUE		GROWTH
	FUND		FUND		FUND		FUND

ASSETS
Investments:
Total investments, at cost:	$88,596,600		$134,926,951		$18,767,036		$136,468,422
Net unrealized appreciation (depreciation)	15,655,088		5,643,551		461,441		16,588,255

Total investments, at market value	104,251,688		140,570,502		19,228,477		153,056,677
Cash	7,828		—		2,757		—
Receivables:
Investment securities sold	—		4,714,412		—		419,450
Fund shares sold	223,269		193,412		1,356		231,963
Interest and dividends	31,563		185,951		17,156		23,875
Prepaid expenses and other assets	24,971		21,630		19,386		31,906

Total Assets	104,539,319		145,685,907		19,269,132		153,763,871

LIABILITIES
Payables:
Investment securities purchased	1,463,126		4,467,646		159,195		2,505,704
Fund shares redeemed	19,550		119,636		—		256,440
Distributions	—		415,352		7,663		—
Accrued Liabilities:
Investment advisor fees, net	65,140		20,614		8,212		128,693
Administration, accounting, and transfer agent fees	12,100		14,009		1,355		15,417
Custodian fees	7,723		6,830		2,490		7,377
Shareholder service fees	4,083		6,026		750		5,957
Distribution fees	9,382		8,006		786		6,851
Chief Compliance Officer fees	442		379		266		405
Trustees’ fees and expenses	458		284		679		323
Other expenses	41,330		49,993		24,228		49,584

Total Liabilities	1,623,334		5,108,775		205,624		2,976,751

NET ASSETS	$102,915,985		$140,577,132		$19,063,508		$150,787,120

COMPONENTS OF NET ASSETS
Paid-in capital	$96,176,340		$192,227,226		$25,495,450		$156,918,150
Undistributed (Accumulated) net investment income (loss)	—		43,281		36,919		70,531
Accumulated net realized gain (loss)	(8,915,443)		(57,336,926)		(6,930,302)		(22,789,816)
Unrealized appreciation (depreciation)	15,655,088		5,643,551		461,441		16,588,255

NET ASSETS	$102,915,985		$140,577,132		$19,063,508		$150,787,120

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Institutional Shares:
Net assets	$96,888,691		$135,709,394		$18,108,410		$139,647,389
Shares outstanding (unlimited shares authorized)	9,696,252		14,008,628		2,472,073		13,194,850
Net asset value per share	$9.99		$9.69		$7.33		$10.58
A Shares:
Net assets	$6,027,294		$4,867,738		$955,098		$4,074,710
Shares outstanding (unlimited shares authorized)	614,885		499,549		130,220		394,205
Net asset value per share	$9.80		$9.74		$7.33		$10.34
Maximum offering price per share	$10.16	(a)	$10.10	(a)	$7.70	(b)	$10.71	(a)
D Shares:
Net assets	$—		$—		$—		$7,065,021
Shares outstanding (unlimited shares authorized)	—		—		—		340,545
Net asset value per share	$—		$—		$—		$20.75

(a)	Computation of maximum offering price per share 100/96.50 of net asset value.
(b)	Computation of maximum offering price per share 100/95.25 of net asset value.
(c)	Computation of maximum offering price per share 100/98.50 of net asset value.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2010

BROWN		BROWN		BROWN	BROWN
CARDINAL		ADVISORY	BROWN	ADVISORY	ADVISORY
SMALL		SMALL-CAP	ADVISORY	MARYLAND	INTERMEDIATE
COMPANIES		FUNDAMENTAL	OPPORTUNITY	BOND	INCOME
FUND		VALUE FUND	FUND	FUND	FUND

$59,338,306		$36,587,652	$13,699,485	$186,062,862	$295,429,829
12,917,578		444,887	(178,692)	6,753,042	14,998,005

72,255,884		37,032,539	13,520,793	192,815,904	310,427,834
—		—	—	—	—

385,068		—	—	—	5,820
57,381		194,940	929	636,500	306,138
175,521		43,349	7,478	2,260,228	2,418,371
20,926		12,035	18,726	838	34,168

72,894,780		37,282,863	13,547,926	195,713,470	313,192,331

573,233		—	—	3,217,910	—
—		—	5,843	—	101,084
73,568		—	—	282,154	725,172

61,309		29,897	9,599	54,053	88,531
5,871		2,365	5,374	16,080	29,533
5,630		9,978	937	6,200	4,954
3,051		1,558	588	7,722	11,350
17,378		—	—	—	22,934
506		542	379	285	645
485		535	647	332	1,188
38,366		30,968	26,437	51,591	62,886

779,397		75,843	49,804	3,636,327	1,048,277

$72,115,383		$37,207,020	$13,498,122	$192,077,143	$312,144,054

$99,956,939		$34,825,599	$76,653,718	$185,612,311	$298,847,209
50,763		(62,847)	—	—	245,547
(40,809,897)		1,999,381	(62,976,904)	(288,210)	(1,946,707)
12,917,578		444,887	(178,692)	6,753,042	14,998,005

$72,115,383		$37,207,020	$13,498,122	$192,077,143	$312,144,054

$71,778,227		$37,207,020	$13,498,122	$192,077,143	$280,537,079
7,099,070		3,120,090	1,224,304	17,761,143	24,985,715
$10.11		$11.92	$11.03	$10.81	$11.23

$337,156		$—	$—	$—	$31,606,975
33,837		—	—	—	2,862,221
$9.96		$—	$—	$—	$11.04
$10.33(a	)	$—	$—	$—	$11.21	(c)

$—		$—	$—	$—	$—
—		—	—	—	—
$—		$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Period Ended June 30, 2010*

	BROWN	BROWN	BROWN	BROWN
	ADVISORY	ADVISORY	ADVISORY	ADVISORY
	GROWTH	VALUE	FLEXIBLE	SMALL-CAP
	EQUITY	EQUITY	VALUE	GROWTH
	FUND	FUND	FUND	FUND

INVESTMENT INCOME
Dividend income	$21,793	$231,547	$24,615	$31,466
Less: foreign taxes withheld	(1,080)	(12,472)	(560)	—
Interest Income	600	977	159	1,369

Total investment income	21,313	220,052	24,214	32,835

EXPENSES
Investment advisor fees	65,140	93,591	13,449	128,693
Administration, accounting, and transfer agent fees	6,080	8,735	1,108	9,009
Shareholder service fees:
Institutional Shares	4,083	6,026	750	5,957
Distribution fees:
A Shares	2,597	2,131	205	1,749
Custodian fees	1,500	1,800	450	1,500
Insurance fees	90	90	60	90
Registration fees	1,980	1,800	3,015	2,520
Professional fees	4,800	4,800	3,150	4,800
Trustees’ fees and expenses	300	300	300	300
Chief Compliance Officer fees	420	420	360	420
Miscellaneous expenses	2,399	3,301	749	3,600

Total Expenses	89,389	122,994	23,596	158,638

Fees waived and expenses reimbursed	—	—	(5,237)	—

Net Expenses	89,389	122,994	18,359	158,638

NET INVESTMENT INCOME (LOSS)	(68,076)	97,058	5,855	(125,803)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(27,402)	(699,115)	14,885	1,916,926

Net Increase from payments by affiliates (Note 3)	—	72,977	—	—

Net realized gain (loss)	(27,402)	(626,138)	14,885	1,916,926

Net change in unrealized appreciation (depreciation) on investments	(4,082,020)	(6,062,905)	(758,717)	(8,525,953)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,109,422)	(6,689,043)	(743,832)	(6,609,027)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(4,177,498)	$(6,591,985)	$(737,977)	$(6,734,830)

*	Effective June 1, 2010, the Funds changed their fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 to June 30, 2010.

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Period Ended June 30, 2010*

BROWN	BROWN		BROWN	BROWN
CARDINAL	ADVISORY	BROWN	ADVISORY	ADVISORY
SMALL	SMALL-CAP	ADVISORY	MARYLAND	INTERMEDIATE
COMPANIES	FUNDAMENTAL	OPPORTUNITY	BOND	INCOME
FUND	VALUE FUND	FUND	FUND	FUND

$179,940	$70,419	$8,438	$—	$—
—	—	(768)	—	—
270	378	54	448,935	951,930

180,210	70,797	7,724	448,935	951,930

61,309	31,161	11,760	54,053	88,531
4,291	2,182	824	10,811	17,706

3,051	1,558	588	7,722	11,350

144	—	—	—	6,485
1,200	750	300	1,500	2,100
90	60	60	90	90
1,500	1,380	1,200	1,980	3,150
4,350	3,300	3,150	4,800	4,800
300	300	300	300	750
420	420	420	420	510
2,701	1,199	1,199	2,399	4,021

79,356	42,310	19,801	84,075	139,493

—	—	(2,161)	—	—

79,356	42,310	17,640	84,075	139,493

100,854	28,487	(9,916)	364,860	812,437

43,139	(51,679)	17,911	38	362,320

—	—	—	—	—

43,139	(51,679)	17,911	38	362,320

(3,397,287)	(3,315,749)	(604,877)	172,388	2,464,621

(3,354,148)	(3,367,428)	(586,966)	172,426	2,826,941

$(3,253,294)	$(3,338,941)	$(596,882)	$537,286	$3,639,378

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	BROWN ADVISORY			BROWN ADVISORY
	GROWTH EQUITY FUND			VALUE EQUITY FUND
	Period Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	June 30,	May 31,	May 31,	June 30,	May 31,	May 31,
	2010(a)	2010	2009	2010(a)	2010	2009

OPERATIONS
Net investment income (loss)	$(68,076)	$(498,847)	$(268,867)	$97,058	$2,175,378	$2,945,918
Net realized gains (losses) on investments	(27,402)	3,139,076	(11,798,709)	(699,115)	17,370,549	(64,311,566)
Net increase from payments by affiliates (Note 3)	—	—	—	72,977	—	—
Net change in unrealized appreciations (depreciation)	(4,082,020)	17,936,136	(8,667,262)	(6,062,905)	8,715,823	(9,184,291)

Increase (decrease) in Net Assets from Operations	(4,177,498)	20,576,365	(20,734,838)	(6,591,985)	28,261,750	(70,549,939)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Institutional Shares	—	—	—	(487,819)	(2,815,562)	(2,928,785)
A Shares	—	—	—	(11,317)	(85,616)	(95,330)
Net realized gain:
Institutional Shares	—	—	(189,725)	—	—	—
A Shares	—	—	(14,861)	—	—	—

Total Distributions to Shareholders	—	—	(204,586)	(499,136)	(2,901,178)	(3,024,115)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	4,755,276	34,012,816	17,632,715	1,416,469	34,197,806	36,473,473
A Shares	—	990,190	1,287,902	122	1,210,733	1,584,256
Reinvestment of distributions:
Institutional Shares	—	—	188,814	73,811	419,420	334,956
A Shares	—	—	13,456	9,974	75,713	82,985
Redemption of shares
Institutional Shares	(1,069,964)	(8,694,087)	(15,385,247)	(6,271,031)	(20,730,388)	(53,792,988)
A Shares	(14,865)	(1,011,486)	(634,518)	(94,527)	(2,306,444)	(716,060)
Redemption fees	100	2,393	—	—	1,405	—

Increase (Decrease) from Capital Share Transactions	3,670,547	25,299,826	3,103,122	(4,865,182)	12,868,245	(16,033,378)

Increase (Decrease) in Net Assets	(506,951)	45,876,191	(17,836,302)	(11,956,303)	38,228,817	(89,607,432)
NET ASSETS
Beginning of year/period	103,422,936	57,546,745	75,383,047	152,533,435	114,304,618	203,912,050

End of year/period	$102,915,985	$103,422,936	$57,546,745	$140,577,132	$152,533,435	$114,304,618

Undistributed (Accumulated) net investment income (loss)	$—	$—	$—	$43,281	$445,359	$1,186,254

SHARE TRANSACTIONS
Sale of shares:
Institutional shares	454,088	3,485,958	2,311,597	138,769	3,380,061	4,055,011
A Shares	—	103,697	162,043	12	110,849	159,088
Reinvestment of distributions:
Institutional shares	—	—	27,890	7,617	41,375	37,259
A Shares	—	—	2,014	1,024	7,478	9,110
Redemption of shares:
Institutional shares	(102,814)	(878,938)	(2,145,431)	(617,318)	(2,040,994)	(6,061,479)
A Shares	(1,496)	(102,914)	(83,374)	(9,607)	(221,199)	(87,960)

Increase (Decrease) from Capital Share Transactions	349,778	2,607,803	274,739	(479,503)	1,277,570	(1,888,971)

(a)	Effective June 1, 2010, The Funds changed their fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 to June 30, 2010.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	BROWN ADVISORY FLEXIBLE VALUE FUND
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	May 31,	May 31,	October 31,
	2010(a)	2010	2009(b)	2008

OPERATIONS
Net investment income	$5,855	$101,352	$81,704	$79,820
Net realized gains (losses)	14,885	(702,342)	(2,548,066)	(3,693,833)
Net change in unrealized appreciation (depreciation)	(758,717)	3,941,135	2,092,419	(4,896,839)

Increase (decrease) in Net Assets from Operations	(737,977)	3,340,145	(373,943)	(8,510,852)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Institutional Shares	(21,686)	(91,773)	(68,198)	(63,543)
A Shares	(590)	(3,398)	(474)	(53)
Net realized gain:
Institutional Shares	—	—	—	(37,071)
A Shares	—	—	—	(1,900)
Return of capital:
Institutional Shares	—	—	(5,700)	—
A Shares	—	—	(40)	—

Total Distributions to Shareholders	(22,276)	(95,171)	(74,412)	(102,567)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	1,141,473	4,000,197	1,015,256	12,575,508
A Shares	—	83,401	175,849	1,121,766
Reinvestment of distributions:
Institutional Shares	14,194	72,910	65,941	100,614
A Shares	419	2,580	382	1,707
Redemption of shares
Institutional Shares	(101,560)	(1,722,151)	(4,592,208)	(1,239,926)
A Shares	—	(333,631)	(254,888)	(435,875)

Increase (Decrease) from Capital Share Transactions	1,054,526	2,103,306	(3,589,668)	12,123,794

Increase (Decrease) in Net Assets	294,273	5,348,280	(4,038,023)	3,510,375
NET ASSETS
Beginning of year/period	18,769,235	13,420,955	17,458,978	13,948,603

End of year/period	$19,063,508	$18,769,235	$13,420,955	$17,458,978

Undistributed net investment income	$36,919	$36,919	$13,032	$—

SHARE TRANSACTIONS
Sale of shares:
Institutional shares	149,565	540,801	194,963	1,559,355
A Shares	—	10,786	32,177	134,717
Reinvestment of distributions:
Institutional shares	1,937	9,700	12,310	10,587
A Shares	57	341	72	180
Redemption of shares:
Institutional shares	(13,719)	(231,589)	(858,080)	(155,682)
A Shares	—	(43,972)	(45,086)	(50,894)

Increase (Decrease) from Capital Share Transactions	137,840	286,067	(663,644)	1,498,263

(a)	Effective June 1, 2010, The Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 to June 30, 2010.
(b)	Effective November 1, 2008, the Fund changed its fiscal year end from October 31 to May 31. The information presented is for the period from November 1, 2008 to May 31, 2009.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	BROWN ADVISORY			BROWN CARDINAL
	SMALL-CAP GROWTH FUND			SMALL COMPANIES FUND
	Period Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	June 30,	May 31,	May 31,	June 30,	May 31,	May 31,
	2010(a)	2010	2009	2010(a)	2010	2009

OPERATIONS
Net investment income (loss)	$(125,803)	$(1,391,015)	$(1,180,746)	$100,854	$190,733	$(68,681)
Net realized gains (losses)	1,916,926	15,051,400	(37,855,117)	43,139	1,485,004	(41,966,039)
Net change in unrealized appreciation (depreciation)	(8,525,953)	20,227,305	(20,442,152)	(3,397,287)	14,583,885	4,685,889

Increase (decrease) in Net Assets from Operations	(6,734,830)	33,887,690	(59,478,015)	(3,253,294)	16,259,622	(37,348,831)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Institutional Shares	—	—	—	(84,469)	(156,228)	—
A Shares	—	—	—	—	(46)	—
Net realized gain:
Institutional Shares	—	—	(4,133,675)	—	—	(2,206,234)
A Shares	—	—	(110,586)	—	—	(14,111)
D Shares	—	—	(164,961)	—	—	—
Return of capital:
Institutional Shares	—	—	—	—	—	(48,464)

Total Distributions to Shareholders	—	—	(4,409,222)	(84,469)	(156,274)	(2,268,809)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	2,252,392	29,934,871	24,028,629	1,016,835	16,121,210	19,681,604
A Shares	48,764	1,190,484	569,036	351	13,212	17,832
D Shares	—	—	7,041		—	—
Reinvestment of distributions:
Institutional Shares	—	—	4,114,755	10,901	30,299	2,204,509
A Shares	—	—	102,988	—	43	13,152
D Shares	—	—	151,015	—	—	—
Redemption of shares
Institutional Shares	(1,663,149)	(10,691,941)	(33,381,560)	(1,970,062)	(14,689,912)	(46,676,763)
A Shares	(44,006)	(379,309)	(265,146)	(4,018)	(193,296)	(126,402)
D Shares	(18,793)	(1,547,835)	(1,474,877)	—	—	—
Redemption fees	148	245	—	—	—	—

Increase (Decrease) from Capital Share Transactions	575,356	18,506,515	(6,148,119)	(945,993)	1,281,556	(24,886,068)

Increase (Decrease) in Net Assets	(6,159,474)	52,394,205	(70,035,356)	(4,283,756)	17,384,904	(64,503,708)
NET ASSETS
Beginning of year/period	156,946,594	104,552,389	174,587,745	76,399,139	59,014,235	123,517,943

End of year/period	$150,787,120	$156,946,594	$104,552,389	$72,115,383	$76,399,139	$59,014,235

Undistributed (Accumulated) net investment income (loss)	$70,531	$70,531	$25,467	$50,763	$34,459	$—

SHARE TRANSACTIONS
Sale of shares:
Institutional shares	205,574	2,936,337	2,785,608	98,341	1,610,012	2,402,755
A Shares	4,569	115,178	63,683	35	1,373	2,256
D Shares	—	—	315	—	—	—
Reinvestment of distributions:
Institutional shares	—	—	567,553	1,078	3,036	301,602
A Shares	—	—	14,444	—	5	1,821
D Shares	—	—	10,597	—	—	—
Redemption of shares:
Institutional shares	(151,030)	(1,006,287)	(4,193,460)	(188,204)	(1,478,691)	(5,819,941)
A Shares	(4,120)	(35,780)	(37,185)	(383)	(19,771)	(16,695)
D Shares	(873)	(75,033)	(83,733)	—	—	—

Increase (Decrease) from Capital Share Transactions	54,120	1,934,415	(872,178)	(89,133)	115,964	(3,128,202)

(a)	Effective June 1, 2010, The Funds changed their fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 to June 30, 2010.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	BROWN ADVISORY			BROWN ADVISORY
	SMALL-CAP FUNDAMENTAL VALUE FUND			OPPORTUNITY FUND
	Period Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	June 30,	May 31,	May 31,	June 30,	May 31,	May 31,
	2010(a)	2010	2009	2010(a)	2010	2009

OPERATIONS
Net investment income (loss)	$28,487	$(35,669)	$(9,771)	$(9,916)	$(49,828)	$(177,276)
Net realized gains (losses)	(51,679)	2,847,162	(408,545)	17,911	4,267,799	(10,281,416)
Net change in unrealized appreciation (depreciation)	(3,315,749)	2,383,649	1,376,987	(604,877)	(601,822)	(1,444,010)

Increase (decrease) in Net Assets from Operations	(3,338,941)	5,195,142	958,671	(596,882)	3,616,149	(11,902,702)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Institutional Shares	—	(108,156)	—	—	—	—
Net realized gain:
Institutional Shares	—	(375,224)	—	—	—	—
Return of capital:
Institutional Shares	—	—	(6,385)	—	—	—

Total Distributions to Shareholders	—	(483,380)	(6,385)	—	—	—

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	3,492,454	19,382,156	14,183,396	54,706	2,233,435	5,455,069
Reinvestment of distributions:
Institutional Shares	—	376,896	87	—	—	—
Redemption of shares
Institutional Shares	(575,029)	(1,462,042)	(516,005)	(822,242)	(7,524,358)	(6,755,119)

Increase (Decrease) from Capital Share Transactions	2,917,425	18,297,010	13,667,478	(767,536)	(5,290,923)	(1,300,050)

Increase (Decrease) in Net Assets	(421,516)	23,008,772	14,619,764	(1,364,418)	(1,674,774)	(13,202,752)
NET ASSETS
Beginning of year/period	37,628,536	14,619,764	—	14,862,540	16,537,314	29,740,066

End of year/period	$37,207,020	$37,628,536	$14,619,764	$13,498,122	$14,862,540	$16,537,314

Accumulated net investment loss	$(62,847)	$(139,369)	$(7,877)	$—	$—	$—

SHARE TRANSACTIONS
Sale of shares:
Institutional shares	275,748	1,581,382	1,452,161	4,802	200,204	497,255
Reinvestment of distributions:
Institutional shares	—	31,433	9	—	—	—
Redemption of shares:
Institutional shares	(44,099)	(119,400)	(57,144)	(71,636)	(669,010)	(707,019)

Increase (Decrease) from Capital Share Transactions	231,649	1,493,415	1,395,026	(66,834)	(468,806)	(209,764)

(a)	Effective June 1, 2010, The Funds changed their fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 to June 30, 2010.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	BROWN ADVISORY		BROWN ADVISORY
	CORE INTERNATIONAL FUND(a)		MARYLAND BOND FUND
	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	May 31,	May 31,	June 30,	May 31,	May 31,
	2010	2009	2010(b)	2010	2009

OPERATIONS
Net investment income	$1,629,442	$3,088,686	$364,860	$4,180,497	$3,421,863
Net realized gains (losses)	(11,277,263)	(119,420,179)	38	(204,530)	(4,590)
Net change in unrealized appreciation (depreciation)	17,138,244	(21,699,557)	172,388	3,238,411	2,634,062

Increase (decrease) in Net Assets from Operations	7,490,423	(138,031,050)	537,286	7,214,378	6,051,335

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Institutional Shares	(1,791,264)	(5,376,245)	(364,860)	(4,180,497)	(3,421,863)
Net realized gain:
Institutional Shares	—	(55,806,783)	—	—	—

Total Distributions to Shareholders	(1,791,264)	(61,183,028)	(364,860)	(4,180,497)	(3,421,863)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	17,898,157	57,815,789	8,605,113	51,740,752	106,540,487
Reinvestment of distributions:
Institutional Shares	52,376	55,822,484	82,705	517,933	371,958
Redemption of shares
Institutional Shares	(111,222,543)	(141,694,678)	(4,073,788)	(38,985,108)	(32,574,305)
Redemption fees	52	—	2,500	11,136	602

Increase (Decrease) from Capital Share Transactions	(93,271,958)	(28,056,405)	4,616,530	13,284,713	74,338,742

Increase (Decrease) in Net Assets	(87,572,799)	(227,270,483)	4,788,956	16,318,594	76,968,214
NET ASSETS
Beginning of year/period	108,872,191	336,142,674	187,288,187	170,969,593	94,001,379

End of year/period	$21,299,392	$108,872,191	$192,077,143	$187,288,187	$170,969,593

Undistributed (Accumulated) net investment income (loss)	$814,254	$950,840	$—	$—	$—

SHARE TRANSACTIONS
Sale of shares:
Institutional shares	3,123,851	7,654,435	798,420	4,823,881	10,165,894
Reinvestment of distributions:
Institutional shares	8,828	11,175,963	7,651	48,278	35,777
Redemption of shares:
Institutional shares	(19,832,453)	(19,929,759)	(378,250)	(3,641,058)	(3,124,038)

Increase (Decrease) from Capital Share Transactions	(16,699,774)	(1,099,361)	427,821	1,231,101	7,077,633

(a)	Fund was liquidated on June 21, 2010.
(b)	Effective June 1, 2010, The Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 to June 30, 2010.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	BROWN ADVISORY INTERMEDIATE INCOME FUND
	Period Ended	Year Ended	Year Ended
	June 30,	May 31,	May 31,
	2010(a)	2010	2009

OPERATIONS
Net investment income (loss)	$812,437	$9,372,199	$7,137,408
Net realized gains (losses)	362,320	1,103,543	(2,661,196)
Net change in unrealized appreciation (depreciation)	2,464,621	8,225,961	3,000,052

Increase in Net Assets from Operations	3,639,378	18,701,703	7,476,264

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Institutional Shares	(831,649)	(8,740,562)	(6,222,981)
A Shares	(89,404)	(1,049,279)	(937,513)
Net realized gain:
Institutional Shares	—	—	(248,824)
A Shares	—	—	(42,302)

Total Distributions to Shareholders	(921,053)	(9,789,841)	(7,451,620)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	16,170,517	120,408,129	109,903,560
A Shares	324,711	6,678,612	7,026,302
Reinvestment of distributions:
Institutional Shares	141,239	1,426,375	1,182,094
A Shares	54,516	620,144	636,037
Redemption of shares
Institutional Shares	(8,873,606)	(49,802,315)	(62,818,832)
A Shares	(464,028)	(4,978,425)	(3,087,150)
Redemption fees	250	10,555	196

Increase from Capital Share Transactions	7,353,599	74,363,075	52,842,207

Increase (Decrease) in Net Assets	10,071,924	83,274,937	52,866,851
NET ASSETS
Beginning of year/period	302,072,130	218,797,193	165,930,342

End of year/period	$312,144,054	$302,072,130	$218,797,193

Undistributed (Accumulated) net investment income (loss)	$245,547	$317,851	$392,377

SHARE TRANSACTIONS
Sale of shares:
Institutional shares	1,447,310	11,000,836	10,253,326
A Shares	29,598	620,193	665,722
Reinvestment of distributions:
Institutional shares	12,577	129,721	110,914
A Shares	4,938	57,378	60,605
Redemption of shares:
Institutional shares	(792,288)	(4,535,630)	(5,872,794)
A Shares	(42,095)	(460,009)	(292,611)

Increase from Capital Share Transactions	660,040	6,812,489	4,925,162

(a)	Effective June 1, 2010, The Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 to June 30, 2010.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

These financial highlights reflect selected per share data and ratios for a share outstanding of each Fund throughout each period.

			Net		Distributions
	Net Asset	Net	Realized				from		Total	Payments			Net Asset
	Value,	Investment	And	Total from	from Net	from Net	Return		Distributions	by			Value,
	Beginning	Income	Unrealized	Investment	Investment	Realized	of		to	affiliates		Redemption	End of
	Period	(Loss)(a)	Gains (Losses)	Operations	Income	Gains	Capital		Shareholders	(Note 3)		Fees(a)	Period

BROWN ADVISORY GROWTH EQUITY FUND
Year/Period Ended:
Institutional Shares
June 30, 2010 (n)	$10.39	(0.01)	(0.39)	(0.40)	—	—	—		—	—		—	$9.99
May 31, 2010	7.83	(0.06)	2.62	2.56	—	—	—		—	—		—	10.39
May 31, 2009	10.66	(0.03)	(2.77)	(2.80)	—	(0.03)	—		(0.03)	—		—	7.83
May 31, 2008	10.87	(0.04)	(0.17)	(0.21)	—	—	—		—	—		—	10.66
May 31, 2007	8.97	(0.02)	1.92	1.90	—	—	—		—	—		—	10.87
May 31, 2006	8.50	(0.01)	0.48	0.47	—	—	—		—	—		—	8.97
A Shares
June 30, 2010 (n)	10.20	(0.01)	(0.39)	(0.40)	—	—	—		—	—		—	9.80
May 31, 2010	7.72	(0.10)	2.58	2.48	—	—	—		—	—		—	10.20
May 31, 2009	10.55	(0.07)	(2.73)	(2.80)	—	(0.03)	—		(0.03)	—		—	7.72
May 31, 2008	10.83	(0.10)	(0.18)	(0.28)	—	—	—		—	—		—	10.55
May 31, 2007	8.98	(0.08)	1.93	1.85	—	—	—		—	—		—	10.83
May 31, 2006 (f)	8.94	— (g)	0.04	0.04	—	—	—		—	—		—	8.98

BROWN ADVISORY VALUE EQUITY FUND
Year/Period Ended:
Institutional Shares
June 30, 2010 (n)	$10.18	0.01	(0.47)	(0.46)	(0.03)	—	—		(0.03)	—	(g)	—	$9.69
May 31, 2010	8.34	0.15	1.89	2.04	(0.20)	—	—		(0.20)	—		—	10.18
May 31, 2009	13.07	0.20	(4.72)	(4.52)	(0.21)	—	—		(0.21)	—		—	8.34
May 31, 2008	16.03	0.19	(1.98)	(1.79)	(0.20)	(0.97)	—		(1.17)	—		—	13.07
May 31, 2007	13.69	0.20	2.85	3.05	(0.20)	(0.51)	—		(0.71)	—		—	16.03
May 31, 2006	13.66	0.21	0.88	1.09	(0.17)	(0.89)	—		(1.06)	—		—	13.69
A Shares
June 30, 2010 (n)	10.23	— (g)	(0.47)	(0.47)	—	(0.02)	—		(0.02)	—	(g)	—	9.74
May 31, 2010	8.37	0.11	1.90	2.01	(0.15)	—	—		(0.15)	—		—	10.23
May 31, 2009	13.11	0.16	(4.74)	(4.58)	(0.16)	—	—		(0.16)	—		—	8.37
May 31, 2008	16.05	0.11	(2.00)	(1.89)	(0.08)	(0.97)	—		(1.05)	—		—	13.11
May 31, 2007	13.68	0.12	2.85	2.97	(0.09)	(0.51)	—		(0.60)	—		—	16.05
May 31, 2006 (f)	13.96	0.05	(0.33)	(0.28)	—	—	—		—	—		—	13.68

BROWN ADVISORY FLEXIBLE VALUE FUND
Year/Period Ended
Institutional Shares
June 30, 2010 (n)	$7.62	— (g)	(0.28)	(0.28)	(0.01)	—	—		(0.01)	—		—	$7.33
May 31, 2010	6.16	0.05	1.45	1.50	(0.04)	—	—		(0.04)	—		—	7.62
May 31, 2009	6.14	0.03	0.02	0.05	(0.03)	—	—	(g)	(0.03)	—		—	6.16
October 31, 2008	10.38	0.04	(4.20)	(4.16)	(0.05)	(0.03)	—		(0.08)	—		—	6.14
October 31, 2007 (f)	10.00	0.01	0.38	0.39	(0.01)	—	—		(0.01)	—		—	10.38
A Shares
June 30, 2010 (n)	7.62	— (g)	(0.29)	(0.29)	— (g)	—	—		—	—		—	7.33
May 31, 2010	6.17	0.02	1.45	1.47	(0.02)	—	—		(0.02)	—		—	7.62
May 31, 2009	6.14	0.02	0.01	0.03	— (g)	—	—	(g)	— (g)	—		—	6.17
October 31, 2008	10.36	0.02	(4.21)	(4.19)	—	(0.03)	—		(0.03)	—		—	6.14
October 31, 2007 (f)	10.41	(0.02)	(0.03)	(0.05)	—	—	—		—	—		—	10.36

The accompanying notes are an integral part of these financial statements.

Financial Highlights

		Ratios to Average Net Assets
	Net Assets at	Net			Portfolio
Total	End of Period	Investment	Net	Gross	Turnover
Return(b)(c)	(000’s Omitted)	Income (Loss)(d)	Expenses(d)	Expenses(d)(e)	Rate(c)

(3.85)%	$96,889	(0.76)%	1.00%	1.00%	1%
32.69%	97,136	(0.56)%	1.10%	1.10%	34%
(26.26)%	52,792	(0.42)%	1.13%	1.13%	70%
(1.93)%	69,738	(0.41)%	1.06%	1.06%	56%
21.18%	71,355	(0.25)%	1.09%	1.09%	29%
5.53%	52,938	(0.13)%	1.09%	1.11%	38%

(3.92)%	6,027	(1.21)%	1.45%	1.45%	1%
32.12%	6,287	(1.02)%	1.56%	1.56%	34%
(26.54)%	4,755	(0.89)%	1.60%	1.66%	70%
(2.59)%	5,645	(0.96)%	1.60%	1.67%	56%
20.60%	3,988	(0.77)%	1.60%	2.07%	29%
0.45%	1,825	(0.51)%	1.49%	7.00%	38%

(4.47)%	$135,709	0.79%	0.97%	0.97%	7%
24.52%	147,337	1.51%	1.03%	1.03%	62%
(34.73)%	109,188	2.17%	1.06%	1.06%	108%
(11.60)%	196,954	1.33%	0.97%	0.97%	47%
22.85%	216,826	1.38%	0.99%	0.99%	39%
8.26%	158,306	1.51%	0.99%	0.99%	75%

(4.57)%	4,868	0.34%	1.42%	1.42%	7%
24.08%	5,196	1.05%	1.49%	1.49%	62%
(35.04)%	5,116	1.67%	1.58%	1.58%	108%
(12.15)%	6,958	0.75%	1.56%	1.56%	47%
22.14%	5,711	0.81%	1.60%	1.86%	39%
(2.01)%	2,120	4.11%	1.56%	4.84%	75%

(3.69)%	$18,108	0.38%	1.15%	1.48%	1%
24.39%	17,777	0.61%	1.11%	1.61%	22%
0.88%	12,416	1.06%	1.14%	2.18%	16%
(40.37)%	16,379	0.46%	1.10%	3.07%	27%
3.93%	12,997	0.12%	1.10%	5.06%	19%

(3.75)%	955	0.18%	1.35%	1.68%	1%
23.88%	992	0.37%	1.35%	1.85%	22%
0.55%	1,005	0.79%	1.42%	2.70%	16%
(40.55)%	1,080	0.24%	1.35%	4.32%	27%
(0.48)%	951	(0.17)%	1.35%	12.67%	19%

The accompanying notes are an integral part of these financial statements.

Financial Highlights

These financial highlights reflect selected per share data and ratios for a share outstanding of each Fund throughout each period.

			Net		Distributions:
	Net Asset	Net	Realized				from		Total			Net Asset
	Value,	Investment	And	Total from	from Net	from Net	Return		Distributions			Value,
	Beginning	Income	Unrealized	Investment	Investment	Realized	of		to	Redemption		End of
	Period	(Loss)(a)	Gains (Losses)	Operations	Income	Gains	Capital		Shareholders	Fees(a)		Period

BROWN ADVISORY SMALL-CAP GROWTH FUND
Year/Period Ended:
Institutional Shares
June 30, 2010 (n)	$11.06	(0.01)	(0.47)	(0.48)	—	—	—		—	—		$10.58
May 31, 2010	8.47	(0.10)	2.69	2.59	—	—	—		—	—		11.06
May 31, 2009	13.17	(0.09)	(4.25)	(4.34)	—	(0.36)	—		(0.36)	—		8.47
May 31, 2008	13.92	(0.12)	0.39	0.27	—	(1.02)	—		(1.02)	—		13.17
May 31, 2007	11.38	(0.08)	2.62	2.54	—	—	—		—	—		13.92
May 31, 2006	10.32	(0.11)	1.17	1.06	—	—	—		—	—		11.38
A Shares
June 30, 2010 (n)	10.80	(0.01)	(0.45)	(0.46)	—	—	—		—	—		10.34
May 31, 2010	8.32	(0.14)	2.62	2.48	—	—	—		—	—		10.80
May 31, 2009	12.99	(0.13)	(4.18)	(4.31)	—	(0.36)	—		(0.36)	—		8.32
May 31, 2008	13.83	(0.20)	0.38	0.18	—	(1.02)	—		(1.02)	—		12.99
May 31, 2007	11.37	(0.14)	2.60	2.46	—	—	—		—	—		13.83
May 31, 2006 (f)	12.11	(0.02)	(0.72)	(0.74)	—	—	—		—	—		11.37
D Shares
June 30, 2010 (n)	21.67	(0.02)	(0.90)	(0.92)	—	—	—		—	—		20.75
May 31, 2010	16.64	(0.23)	5.26	5.03	—	—	—		—	—		21.67
May 31, 2009	25.32	(0.23)	(8.09)	(8.32)	—	(0.36)	—		(0.36)	—		16.64
May 31, 2008	25.93	(0.32)	0.73	0.41	—	(1.02)	—		(1.02)	—		25.32
May 31, 2007	21.28	(0.24)	4.89	4.65	—	—	—		—	—		25.93
May 31, 2006	19.38	(0.31)	2.21	1.90	—	—	—		—	—		21.28

BROWN CARDINAL SMALL COMPANIES FUND
Year/Period Ended:
Institutional Shares
June 30, 2010 (n)	$10.58	0.01	(0.47)	(0.46)	(0.01)	—	—		(0.01)	—		$10.11
May 31, 2010	8.31	0.03	2.26	2.29	(0.02)	—	—		(0.02)	—		10.58
May 31, 2009	12.07	(0.01)	(3.47)	(3.48)	—	(0.28)	—	(g)	(0.28)	—		8.31
May 31, 2008	15.72	(0.03)	(2.25)	(2.28)	(0.02)	(1.35)	—		(1.37)	—		12.07
May 31, 2007	14.09	0.12	2.30	2.42	(0.08)	(0.71)	—		(0.79)	—		15.72
May 31, 2006 (j)	13.08	0.07	1.94	2.01	(0.09)	(0.91)	—		(1.00)	—	(g)	14.09
A Shares
June 30, 2010 (n)	10.42	0.01	(0.47)	(0.46)	—	—	—		—	—		9.96
May 31, 2010	8.20	(0.02)	2.24	2.22	— (g)	—	—		— (g)	—		10.42
May 31, 2009	11.98	(0.05)	(3.45)	(3.50)	—	(0.28)	—		(0.28)	—		8.20
May 31, 2008	15.67	(0.11)	(2.23)	(2.34)	—	(1.35)	—		(1.35)	—		11.98
May 31, 2007	14.08	0.04	2.28	2.32	(0.02)	(0.71)	—		(0.73)	—		15.67
May 31, 2006 (f)	14.94	— (g)	(0.86)	(0.86)	—	—	—		—	—	(g)	14.08

BROWN ADVISORY SMALL-CAP FUNDAMENTAL VALUE FUND
Year/Period Ended:
Institutional Shares
June 30, 2010 (n)	$13.03	0.01	(1.12)	(1.11)	—	—	—		—	—		$11.92
May 31, 2010	10.48	(0.02)	2.80	2.78	(0.05)	(0.18)	—		(0.23)	—		13.03
May 31, 2009 (f)	10.00	(0.01)	0.50	0.49	—	—	(0.01)		(0.01)	—		10.48

BROWN ADVISORY OPPORTUNITY FUND
Year/Period Ended:
Institutional Shares
June 30, 2010 (n)	$11.51	(0.01)	(0.47)	(0.48)	—	—	—		—	—		$11.03
May 31, 2010	9.40	(0.03)	2.14	2.11	—	—	—		—	—		11.51
May 31, 2009	15.10	(0.10)	(5.60)	(5.70)	—	—	—		—	—		9.40
May 31, 2008	15.38	(0.14)	(0.14)	(0.28)	—	—	—		—	—	(g)	15.10
May 31, 2007	12.55	(0.06)	2.89	2.83	—	—	—		—	—		15.38
May 31, 2006	12.39	(0.16)	0.32	0.16	—	—	—		—	—		12.55

The accompanying notes are an integral part of these financial statements.

Financial Highlights

			Ratios to Average Net Assets:
		Net Assets at	Net			Portfolio
Total		End of Period	Investment	Net	Gross	Turnover
Return(b)(c)		(000’s Omitted)	Income (Loss)(d)	Expenses(d)	Expenses(d)(e)	Rate(c)

(4.34)%		$139,647	(0.97)%	1.22%	1.22%	7%
30.58%		145,293	(0.95)%	1.32%	1.32%	71%
(32.47)%		95,007	(0.96)%	1.35%	1.35%	90%
1.87%		158,648	(0.94)%	1.25%	1.25%	81%
22.32%		147,362	(0.68)%	1.27%	1.27%	65%
10.27%		122,211	(1.01)%	1.25%	1.26%	80%

(4.26)%		4,075	(1.42)%	1.67%	1.67%	7%
29.81%		4,254	(1.41)%	1.78%	1.78%	71%
(32.69)%		2,615	(1.46)%	1.85%	1.93%	90%
1.21%		3,553	(1.55)%	1.85%	2.07%	81%
21.64%		1,160	(1.12)%	1.85%	5.11%	65%
(6.11)%		370	(1.55)%	1.80%	11.69%	80%

(4.25)%		7,065	(.92)%	1.17%	1.17%	7%
30.23%		7,400	(1.12)%	1.49%	1.49%	71%
(32.61)%		6,931	(1.26)%	1.65%	1.65%	90%
1.50%		12,387	(1.29)%	1.59%	1.59%	81%
21.85%		13,845	(1.06)%	1.63%	1.63%	65%
9.80%		13,982	(1.44)%	1.68%	1.69%	80%

(4.33)%		$71,778	1.65%	1.29%	1.29%	3%
27.59%		76,043	0.28%	1.37%	1.37%	57%
(28.52)%		58,583	(0.09)%	1.37%	1.37%	76%
(14.97)%		122,737	(0.25)%	1.26%	1.27%	65%
17.71%		145,656	0.86%	1.27%	1.27%	58%
15.79%		113,999	0.50%	1.26%	1.28%	48%

(4.41)%		337	1.20%	1.74%	1.74%	3%
27.09%		356	(0.19)%	1.83%	1.83%	57%
(28.94)%		431	(0.57)%	1.85%	2.38%	76%
(15.39)%		781	(0.84)%	1.85%	2.55%	65%
16.96%		873	0.30%	1.85%	5.22%	58%
(5.76)%		182	(0.29)%	1.80%	41.84%	48%

(8.52)%		$37,207	0.91%	1.36%	1.36%	2%
26.70%		37,629	(0.14)%	1.47%	1.62%	82%
4.86%		14,620	(0.22)%	1.50%	2.91%	29%

(4.17)%		$13,498	(0.84)%	1.50%	1.68%	3%
22.45%		14,863	(0.29)%	1.50%	1.75%	97%
(37.75)%		16,537	(0.96)%	1.50%	1.67%	151%
(1.82)%		29,740	(0.91)%	1.50%	1.70%	131%
22.55%		17,903	(0.45)%	1.50%	1.97%	118%
1.29	%(k)	18,650	(1.15)%	1.50%	1.75%	96%

The accompanying notes are an integral part of these financial statements.

Financial Highlights

These financial highlights reflect selected per share data and ratios for a share outstanding of each Fund throughout each period.

			Net		Distributions:
	Net Asset	Net	Realized				Total			Net Asset
	Value,	Investment	And	Total from	from Net	from Net	Distributions			Value,
	Beginning	Income	Unrealized	Investment	Investment	Realized	to	Redemption		End of
	Period	(Loss)(a)	Gains (Losses)	Operations	Income	Gains	Shareholders	Fees(a)		Period

BROWN ADVISORY CORE INTERNATIONAL FUND
Year/Period Ended:
Institutional Shares
May 31, 2010	$5.25	0.09	0.03	0.12	(0.09)	—	(0.09)	—		$5.28
May 31, 2009	15.39	0.14	(7.16)	(7.02)	(0.26)	(2.86)	(3.12)	—		5.25
May 31, 2008	17.69	0.39	(0.51)	(0.12)	(0.36)	(1.82)	(2.18)	—		15.39
May 31, 2007	15.60	0.20	2.63	2.83	(0.16)	(0.58)	(0.74)	—		17.69
May 31, 2006	12.92	0.15	3.35	3.50	(0.13)	(0.69)	(0.82)	—		15.60

BROWN ADVISORY MARYLAND BOND FUND
Year/Period Ended:
Institutional Shares
June 30, 2010 (n)	$10.81	0.02	(0.00)	0.02	(0.02)	—	(0.02)	—		$10.81
May 31, 2010	10.62	0.25	0.19	0.44	(0.25)	—	(0.25)	—		10.81
May 31, 2009	10.42	0.31	0.21	0.52	(0.32)	—	(0.32)	—	(g)	10.62
May 31, 2008	10.29	0.37	0.13	0.50	(0.37)	—	(0.37)	—		10.42
May 31, 2007	10.28	0.32	0.01	0.33	(0.32)	—	(0.32)	—		10.29
May 31, 2006	10.51	0.29	(0.23)	0.06	(0.29)	—	(0.29)	—		10.28

BROWN ADVISORY INTERMEDIATE INCOME FUND
Year/Period Ended:
Institutional Shares
June 30, 2010 (n)	$11.13	0.03	0.10	0.13	(0.03)	—	(0.03)	—		$11.23
May 31, 2010	10.76	0.38	0.38	0.76	(0.39)	—	(0.39)	—		11.13
May 31, 2009	10.76	0.42	0.02	0.44	(0.42)	(0.02)	(0.44)	—	(g)	10.76
May 31, 2008	10.46	0.49	0.35	0.84	(0.54)	—	(0.54)	—	(g)	10.76
May 31, 2007	10.36	0.47	0.11	0.58	(0.48)	—	(0.48)	—		10.46
May 31, 2006	10.76	0.43	(0.39)	0.04	(0.44)	—	(0.44)	—	(g)	10.36
A Shares
June 30, 2010 (n)	$10.95	0.03	0.09	0.12	(0.03)	—	(0.03)			$11.04
May 31, 2010	10.59	0.35	0.38	0.73	(0.37)	—	(0.37)	—		10.95
May 31, 2009	10.60	0.39	0.02	0.41	(0.40)	(0.02)	(0.42)	—		10.59
May 31, 2008	10.28	0.45	0.35	0.80	(0.48)	—	(0.48)	—		10.60
May 31, 2007	10.19	0.43	0.11	0.54	(0.45)	—	(0.45)	—		10.28
May 31, 2006	10.59	0.39	(0.38)	0.01	(0.41)	—	(0.41)	—		10.19

The accompanying notes are an integral part of these financial statements.

Financial Highlights

		Ratios to Average Net Assets:
	Net Assets at	Net			Portfolio
Total	End of Period	Investment	Net	Gross	Turnover
Return(b)(c)	(000’s Omitted)	Income (Loss)(d)	Expenses(d)	Expenses(d)(e)	Rate(c)

2.19%	$21,300	1.56%	1.45%	1.45%	93%
(44.96)%	108,872	1.79%	1.40%	1.40%	64%
(1.34)%	336,143	2.41%	1.26%	1.26%	124%
18.62%	353,177	1.24%	1.24%	1.24%	33%
27.89%	287,710	1.06%	1.31%	1.31%	35%

0.19%	$192,077	2.36%	0.54%	0.54%	1%
4.21%	187,288	2.32%	0.62%	0.62%	8%
5.06%	170,970	2.93%	0.46%	0.70%	9%
4.93%	94,001	3.55%	0.27%	0.77%	10%
3.21%	92,409	3.06%	0.71%	0.80%	6%
0.65%	82,118	2.83%	0.80%	0.80%	8%

1.20%	$280,537	3.23%	0.53%	0.53%	6%
7.17%	270,658	3.45%	0.61%	0.61%	25%
4.24%	190,708	3.97%	0.63%	0.63%	32%
7.70%	142,412	4.54%	0.58%	0.58%	56%
5.72%	128,463	4.46%	0.60%	0.60%	25%
0.42%	111,564	4.09%	0.60%	0.61%	33%

1.11%	31,607	3.03%	0.73%	0.73%	6%
6.98%	31,415	3.24%	0.82%	0.82%	25%
3.97%	28,090	3.73%	0.87%	0.87%	32%
7.47%	23,519	4.25%	0.86%	0.86%	56%
5.39%	18,428	4.16%	0.90%	0.90%	25%
0.06%	15,525	3.71%	0.97%	0.97%	33%

The accompanying notes are an integral part of these financial statements.

Financial Highlights

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not include the effects of sales charges for A shares.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Reflects the expense ratio excluding an waivers and/or expense reimbursements for a Fund or share class.
(f)	See Note 1 for dates of commencement of operations.
(g)	Less than $0.01 per share.
(h)	Effective November 1, 2008, the Fund changed its fiscal year end from October 31 to May 31. The information presented is for the period November 1, 2008 to May 31, 2009.
(i)	A Shares issued and outstanding as of April 25, 2006 were reclassified as D Shares.
(j)	Shares issued and outstanding as of April 25, 2006 were reclassified as Institutional Shares.
(k)	The Fund’s total return calculation includes a reimbursement by an affiliate. Excluding the effect of this payment from the Fund’s ending net asset value per share, total return for the year ended May 31, 2006, would have been (1.67)%.
(l)	Financial information is that of the Predecessor Fund.
(m)	The amount shown for the year ended May 31, 2005, for a share outstanding throughout the year does not accord with the aggregate net losses on investments for that year because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investment of the Fund.
(n)	Effective June 1, 2010, the Fund changed its fiscal year end from May 31 to June 30. The information presented is for the period from June 1, 2010 to June 30, 2010.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
May 31, 2010 and June 30, 2010

Note 1. Organization

Effective April 12, 2010, the Brown Advisory Growth Equity Fund (“Growth Equity Fund”), Brown Advisory Value Equity Fund (“Value Equity Fund”), Brown Advisory Flexible Value Fund (“Flexible Value Fund”), Brown Advisory Small-Cap Growth Fund (“Small-Cap Growth Fund”), Brown Cardinal Small Companies Fund (“Small Companies Fund”), Brown Advisory Small-Cap Fundamental Value Fund (“Small-Cap Fundamental Value Fund”), Brown Advisory Opportunity Fund (“Opportunity Fund”), Brown Advisory Core International Fund (“Core International Fund”), and Brown Advisory Intermediate Income Fund (“Intermediate Income Fund”) (individually a “Fund,” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company. The Brown Advisory Maryland Bond Fund (“Maryland Bond Fund”) (individually included in the defined term, “Fund,” and collectively included in the defined term, “Funds”) is a non-diversified series of the Trust. Prior to April 12, 2010 the Funds were a diversified series of Forum Funds. As part of the transition into the Trust, the Funds changed their fiscal year end from May 31 to June 30. As such, these financial statements cover the fiscal year ended and period ended May 31, 2010 and June 30, 2010, respectively.

The Funds commenced operations as follows:

Commencement of Operations
Institutional
	Shares	A Shares		D Shares

Growth Equity Fund	06/28/99	05/18/06		—
Value Equity Fund	01/28/03	04/25/06		—
Flexible Value Fund	11/30/06	01/24/07		—
Small-Cap Growth Fund	06/28/99	04/25/06	(1)	09/20/02	(1)
Small Companies Fund	10/31/03	05/01/06		—
Small-Cap Fundamental Value Fund	12/31/08	—		—
Opportunity Fund	06/29/98	—		—
Core International Fund	01/28/03	—		—
Maryland Bond Fund	12/21/00	—		—
Intermediate Income Fund	11/02/95	05/13/91		—

(1)	On April 25, 2006, all issued and outstanding Small-Cap Growth Fund A Shares were renamed as D Shares and the Fund began offering newly created A Shares. As of the same date, the Fund ceased the public offering of D Shares. This means that D Shares are closed to new investors and current shareholders may not purchase additional D Shares (except through a pre-established distribution reinvestment program).

Brown Investment Advisory Incorporated (the “Advisor” or “Brown”), a wholly owned subsidiary of Brown Investment Advisory & Trust Company (“BIAT”), is the investment advisor of each Fund. The Advisor and the Board of Trustees of Professionally Managed Portfolios decided to close the Core International Fund and liquidate the Fund’s assets as of June 21, 2010. The Fund stopped accepting new investments as of May 31, 2010.

The A Shares of the Growth Equity Fund, Value Equity Fund, Small-Cap Growth Fund and Small Companies Fund have a maximum front-end sales charge of 3.50% of the purchase price; the A Shares of the Flexible Value Fund have a maximum front-end sales charge of 4.75% of the purchase price; the A Shares of the Intermediate Income Fund have a maximum front-end sales charge of 1.50% of the purchase price.

The investment objective of Growth Equity Fund and Small-Cap Growth Fund is to achieve capital appreciation by primarily investing in equity securities. The investment objective of Value Equity Fund is to achieve capital appreciation. The investment objective of Small Companies Fund, Small-Cap Fundamental Value Fund, and Opportunity Fund is to achieve long-term capital appreciation. Flexible Value Fund’s investment objective is to achieve long-term growth of capital. Core International Fund’s investment objective is to seek maximum long-term total return consistent with reasonable risk to principal. Maryland Bond Fund’s investment objective is to provide a high level of current income exempt from both Federal and Maryland State income taxes without undue risk. Intermediate Income Fund’s investment objective is to provide a high level of current income consistent with preservation of principal within an intermediate-term maturity structure.

Notes to Financial Statements
May 31, 2010 and June 30, 2010

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation – All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Board of Trustees.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (NBBO). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of May 31, 2010, the Small-Cap Growth Fund held fair valued securities with a market value of $424,796 or 0.27% of total net assets. As of June 30, 2010, the Small-Cap Growth Fund held fair valued securities with a market value of $535,692 or 0.36% of total net assets.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar date.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Notes to Financial Statements
May 31, 2010 and June 30, 2010

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2010:

	Level 1	Level 2	Level 3

Growth Equity Fundˆ
Common Stock	$99,841,946	$—	$—
Short-Term Investments	2,906,492	—	—

Total Investments in Securities	$102,748,438	$—	$—

	Level 1	Level 2	Level 3

Value Equity Fundˆ
Common Stock	$145,989,827	$—	$—
Short-Term Investments	7,193,806	—	—

Total Investments in Securities	$153,183,633	$—	$—

	Level 1	Level 2	Level 3

Flexible Value Fundˆ
Common Stock	$18,014,208	$—	$—
Warrants	102,000	—	—
Short-Term Investments	629,758	—	—

Total Investments in Securities	$18,745,966	$—	$—

	Level 1	Level 2	Level 3

Small-Cap Growth Fundˆ
Common Stock	$148,656,360	$—	$—
Private Placement	—	—	424,796
Short-Term Investments	8,334,554	—	—

Total Investments in Securities	$156,990,914	$—	$424,796

	Level 1	Level 2	Level 3

Small Companies Fundˆ
Common Stock	$70,483,268	$—	$—
Real Estate Investment Trusts	4,329,720	—	—
Short-Term Investments	1,536,362	—	—

Total Investments in Securities	$76,349,350	$—	$—

	Level 1	Level 2	Level 3

Small-Cap Fundamental Value Fundˆ
Common Stock	$33,632,132	$—	$—
Real Estate Investment Trusts	193,480	—	—
Investment Companies	1,712,134	—	—
Short-Term Investments	2,393,757	—	—

Total Investments in Securities	$37,931,503	$—	$—

Notes to Financial Statements
May 31, 2010 and June 30, 2010

	Level 1	Level 2	Level 3

Opportunity Fundˆ
Common Stock	$14,735,350	$—	$—
Short-Term Investments	119,037	—	—

Total Investments in Securities	$14,854,387	$—	$—

	Level 1	Level 2	Level 3

Core International Fundˆ
Common Stock	$1	$—	$—
Short-Term Investments	1,790,623	—	—

Total Investments in Securities	$1,790,624	$—	$—

	Level 1	Level 2	Level 3

Maryland Bond Fundˆ
Municipal Bonds	$—	$180,491,494	$—
Short-Term Investments	5,047,381	—	—

Total Investments in Securities	$5,047,381	$180,491,494	$—

	Level 1	Level 2	Level 3

Intermediate Income Fundˆ
Corporate Bonds and Notes	$—	$76,972,233	$—
Municipal Bonds	—	3,045,300	—
US Government Agency Obligations	—	147,642,296	—
US Treasury Securities	—	50,133,961	—
Short-Term Investments	12,964,822	9,999,613	—

Total Investments in Securities	$12,964,822	$287,793,403	$—

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2010:

	Level 1	Level 2	Level 3

Growth Equity Fundˆ
Common Stock	$99,900,775	$—	$—
Short-Term Investments	4,350,913	—	—

Total Investments in Securities	$104,251,688	$—	$—

	Level 1	Level 2	Level 3

Value Equity Fundˆ
Common Stock	$138,030,282	$—	$—
Short-Term Investments	2,540,220	—	—

Total Investments in Securities	$140,570,502	$—	$—

Notes to Financial Statements
May 31, 2010 and June 30, 2010

	Level 1	Level 2	Level 3

Flexible Value Fundˆ
Common Stock	$17,776,301	$—	$—
Warrants	92,640	—	—
Short-Term Investments	1,359,536	—	—

Total Investments in Securities	$19,228,477	$—	$—

	Level 1	Level 2	Level 3

Small-Cap Growth Fundˆ
Common Stock	$143,133,896	$—	$—
Private Placement	—	—	535,692
Short-Term Investments	9,387,089	—	—

Total Investments in Securities	$152,520,985	$—	$535,692

	Level 1	Level 2	Level 3

Small Companies Fundˆ
Common Stock	$66,048,233	$—	$—
Real Estate Investment Trusts	4,284,636	—	—
Short-Term Investments	1,923,015	—	—

Total Investments in Securities	$72,255,884	$—	$—

	Level 1	Level 2	Level 3

Small-Cap Fundamental Value Fundˆ
Common Stock	$32,712,612	$—	$—
Real Estate Investment Trusts	201,275	—	—
Investment Companies	1,585,156	—	—
Short-Term Investments	2,533,496	—	—

Total Investments in Securities	$37,032,539	$—	$—

	Level 1	Level 2	Level 3

Opportunity Fundˆ
Common Stock	$13,000,247	$—	$—
Short-Term Investments	520,546	—	—

Total Investments in Securities	$13,520,793	$—	$—

	Level 1	Level 2	Level 3

Maryland Bond Fundˆ
Municipal Bonds	$—	$181,344,625	$—
Short-Term Investments	11,471,279	—	—

Total Investments in Securities	$11,471,279	$181,344,625	$—

Notes to Financial Statements
May 31, 2010 and June 30, 2010

	Level 1	Level 2	Level 3

Intermediate Income Fundˆ
Corporate Bonds and Notes	$—	$84,019,260	$—
Municipal Bonds	—	2,988,000	—
US Government Agency Obligations	—	146,008,138	—
US Treasury Securities	—	54,847,604	—
Short-Term Investments	10,566,120	11,998,712	—

Total Investments in Securities	$10,566,120	$299,861,714	$—

ˆ	See Schedules of Investments for industry breakouts.

The following is a reconciliation of Level 3 securities for which significant unobservable inputs were used to determine fair value.

Small-Cap Growth Fund
Investments in Private Placement

Balance as of May 31, 2009	$321,433
Accrued Accretion/(Amortization)	—
Change in Unrealized Appreciation/(Depreciation)	23,695
Net Purchases/(Sales)	79,668
Transfers In/(Out)	—

Balance as of May 31, 2010	$424,796

Accrued Accretion/(Amortization)	—
Change in Unrealized Appreciation/(Depreciation)	(9,104)
Net Purchases/(Sales)	120,000
Transfers In/(Out)	—

Balance as of June 30, 2010	$535,692

B. Securities Transactions and Investment Income – Investment securities transactions are accounted for on the trade date. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Identified cost of investments sold is used to determine the gain and loss for both financial statement and Federal income tax purposes. Distributions deemed to be a return of capital are recorded as a reduction of the cost of the related investments.

C. Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. Dollar amounts on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains and losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

The Core International Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated

Notes to Financial Statements
May 31, 2010 and June 30, 2010

with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Fund entering into offsetting commitments. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

D. Options – Each Fund, except the Maryland Bond Fund and the Intermediate Income Fund may invest in options. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When a Fund purchases an option, an amount equal to the premium paid by a Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

The activity in options written during the period is as follows:

	Small-Cap Fundamental
	Value Fund
	Number of	Premiums
	Contracts	Received

Options outstanding, May 31, 2009	115	$20,701
Options written	345	63,978
Options expired	(178)	(34,792)
Options exercised	(282)	(49,887)

Options outstanding, May 31, 2010	—	$—

No options were written during the period ended June 30, 2010.

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The effect of derivative instruments on the Statements of Assets and Liabilities for the year ended May 31, 2010:

	Asset Derivatives
Derivatives not accounted	Statements of Assets		Unrealized
for as hedging instruments	and Liabilities Location	Fund	Appreciation

Foreign Currency Contracts	Unrealized appreciation on spot contracts	Core International Fund	$363,783

Notes to Financial Statements
May 31, 2010 and June 30, 2010

The effect of derivative instruments on the Statements of Operations for the year ended May 31, 2010:

				Change in Unrealized
				Appreciation
			Realized Gain (Loss)	(Depreciation) on
	Location of Gain (Loss)		on Derivatives	Derivatives
Derivatives not accounted	on Derivatives		Recognized in	Recognized in
for as hedging instruments	Recognized in Income	Fund	Income	Income

Foreign Currency Contracts	Net realized gains (losses) on currency transactions/change in unrealized appreciation (depreciation) on foreign currency translations	Core International Fund	$(655)	$318,319
Equity Contracts	Net realized gains (losses) on call options written/change in unrealized appreciation (depreciation) on call options written	Small-Cap Fundamental Value Fund	$8,356	$37,949

No derivative instruments were held during the period ended June 30, 2010.

E. Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid quarterly for Growth Equity Fund, Value Equity Fund, Flexible Value Fund, Small-Cap Growth Fund, Small Companies Fund, Opportunity Fund and Core International Fund. For Small-Cap Fundamental Value Fund distributions of net investment income are declared and paid at least annually. For Maryland Bond Fund distributions of net investment income are declared daily and paid monthly. For Intermediate Income Fund distributions of net investment income are declared and paid monthly. Distributions to shareholders of net capital gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

F. Federal Taxes – Each Fund has elected to be taxed as “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund recognize tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

The Funds have analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain income tax positions taken on returns filed for open tax years (the four-year period ended May 31, 2010 and for the period ended June 30, 2010). The Funds identify their major tax jurisdictions as U.S. Federal and Massachusetts State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

G. Redemption Fees – A shareholder who redeems or exchanges Institutional Shares of each Fund within fourteen days of purchase will incur a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to certain exceptions. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

H. Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I. Subsequent Events – In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.

J. New Accounting Pronouncement – In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value

Notes to Financial Statements
May 31, 2010 and June 30, 2010

measurements. Certain required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact it will have on its financial statement disclosures.

Note 3. Commitments and Other Related Party Transactions

Investment Advisor – The Advisor does business under the name of Brown Investment Advisory Incorporated. Pursuant to an investment advisory agreement, the Advisor receives an advisory fee, accrued daily and payable monthly from each Fund at an annual rate of the Fund’s average annual daily net assets as follows:

Annual Advisory Fee
Growth Equity Fund	0.75%
Value Equity Fund	0.75%
Flexible Value Fund	0.85%
Small-Cap Growth Fund	1.00%
Small Companies Fund	1.00%
Small-Cap Fundamental Value Fund	1.00%
Opportunity Fund	1.00%
Core International Fund	1.00%
Maryland Bond Fund	0.35%
Intermediate Income Fund	0.35%

Subject to the general oversight of the Board and the Advisor during the period of the report, the following sub-advisors (each a “Sub-Advisor”) made the investment decisions for the following Funds:

Fund	Sub-Advisor
Small Companies Fund	Cardinal Capital Management, L.L.C.
Core International Fund	Munder Capital Management

The sub-advisory fee, calculated as a percentage of each Fund’s assets, is paid by the Advisor.

Fee Waivers and Expense Reimbursements – The Advisor contractually agreed to waive a portion of its fees and reimburse certain expenses through September 30, 2012 to limit total annual operating expenses for each of the class’ average daily net assets for the Funds noted below.

As of April 12, 2010 the Advisor has contractually agreed to waive a portion of its fees and reimburse certain expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) as follows:

	Institutional Shares	A Shares	D Shares
Growth Equity Fund	1.15%	1.60%	N/A
Value Equity Fund	1.15%	1.60%	N/A
Flexible Value Fund	1.15%	1.35%	N/A
Small-Cap Growth Fund	1.40%	1.85%	1.35%
Small Companies Fund	1.40%	1.85%	N/A
Small-Cap Fundamental Value Fund	1.40%	1.85%	N/A
Opportunity Fund	1.50%	1.70%	N/A
Core International Fund	1.50%	N/A	N/A
Maryland Bond Fund	0.60%	N/A	N/A
Intermediate Income Fund	0.60%	0.80%	N/A

These expense caps are in place through September 30, 2012 and may thereafter be renewed annually by the Board of Trustees.

Notes to Financial Statements
May 31, 2010 and June 30, 2010

Prior to April 12, 2010 the Advisor had contractually agreed to waive a portion of its fees and reimburse certain expenses as follows:

	Institutional Shares	A Shares	D Shares
Growth Equity Fund	None	1.60%	N/A
Value Equity Fund	None	1.60%	N/A
Flexible Value Fund	1.10%	1.35%	N/A
Small-Cap Growth Fund	None	1.85%	None
Small Companies Fund	None	1.85%	N/A
Small-Cap Fundamental Value Fund	1.50%	2.00%	N/A
Opportunity Fund	1.50%	1.70%	N/A
Core International Fund	1.50%	N/A	N/A
Maryland Bond Fund	0.60%	N/A	N/A
Intermediate Income Fund	0.60%	0.80%	N/A

For the year ended May 31, 2010, fees waived and expenses reimbursed were as follows:

Investment Advisor
Waived and Reimbursed
Value Equity Fund	$6,598
Flexible Value Fund	85,400
Small-Cap Fundamental Value Fund	38,681
Opportunity Fund	42,095

For the period ended June 30, 2010, fees waived and expenses reimbursed were as follows:

Investment Advisor
Waived and Reimbursed
Flexible Value Fund	$5,237
Opportunity Fund	2,161

The Advisor may recapture the above amounts no later than June 30, 2013.

Payments by affiliates – During the period ended June 30, 2010, an investment was made by the Advisor that caused the Value Equity Fund to violate Section 12(d)(3) of The Investment Company Act of 1940. The Advisor took corrective action and paid $72,977 to the Value Equity Fund, in accordance with instruction by the Board of Trustees. This contribution comprised $0.005 of the June 30, 2010 NAVs for each share class and contributed 0.00% to the Fund’s total return for the period ended June 30, 2010.

Distribution – Quasar Distributors, LLC, (the “Distributor”) serves as principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares. The Distributor is an affiliate of the Administrator.

Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act (“Distribution Plan”), each Fund pays the Distributor or any other entity as authorized by the Board, as compensation for the distribution-related and/or shareholder services provided by such entities an aggregate fee equal to 0.50% of the average daily net assets of A Shares for each Fund except Flexible Value Fund, Opportunity Fund and Intermediate Income Fund which is equal to 0.25% of the average daily net assets of A Shares and expect Core International Fund and Maryland Bond Fund which is equal to 0.00% of the average daily net assets of A Shares. With respect to A Shares, up to 0.25% of average daily net assets can be used to pay for shareholder services. The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Advisor, for any distribution or service activity.

The Trust has also adopted a Shareholder Service Plan under which each Fund may pay a fee of up to 0.05% of the average daily net assets of each Fund’s Institutional Shares for shareholder services provided to the Funds by financial institutions, including the Advisor.

For the year ended May 31, 2010 and the period ended June 30, 2010, the Distributor did not retain any of the front-end sales charges assessed on the sale of A Shares. For the year ended May 31, 2010, the Distributor did not retain any commissions from contingent deferred sales charge assessed on redemptions of A Shares.

Notes to Financial Statements
May 31, 2010 and June 30, 2010

Other Service Providers – U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”), and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. The officers of the Trust are employees of USBFS. The Chief Compliance Officer is also an employee of USBFS. Prior to April 12, 2010 Citi Fund Services Ohio, Inc (“Citi”), provided administration, portfolio accounting and transfer agency services to each Fund. Certain employees of Citi were also officers of the Forum Funds.

BIAT, the parent company of the Advisor, was, until April 12, 2010, the custodian for each Fund except Core International Fund and Intermediate Income Fund which previously used Citibank, N.A. as custodian.

For its services, BIAT received a fee, accrued daily and paid monthly, of 0.011% of each Funds’ first $1 billion in assets; 0.0075% on Fund assets of $1-2 billion; 0.0050% on Fund assets of $2-6 billion; and 0.0025% on Fund assets greater than $6 billion. Each Fund also paid an annual maintenance fee of $3,600, plus certain other transaction fees. As of April 12, 2010, U.S. Bank, N.A. is the custodian for each Fund.

Note 4. Purchases and Sales of Securities

The cost of purchases and the proceeds from sales of investment securities (including maturities), other than short-term investments for the year ended May 31, 2010, were as follows:

	Investment Securities
	Purchases	Sales
Growth Equity Fund	$51,598,667	$27,330,730
Value Equity Fund	94,410,315	85,871,504
Flexible Value Fund	5,470,681	3,544,580
Small-Cap Growth Fund	108,217,848	93,552,406
Small Companies Fund	39,599,767	37,948,162
Small-Cap Fundamental Value Fund	36,821,908	20,665,644
Opportunity Fund	15,567,744	20,321,412
Core International Fund	89,482,540	201,745,542
Maryland Bond Fund	36,274,334	13,738,873
Intermediate Income Fund	136,577,422	63,471,211

The cost of purchases and the proceeds from sales of investment securities (including maturities), other than short-term investments for the period ended June 30, 2010, were as follows:

	Investment Securities
	Purchases	Sales
Growth Equity Fund	$5,259,199	$1,090,948
Value Equity Fund	9,331,807	10,529,333
Flexible Value Fund	665,758	169,194
Small-Cap Growth Fund	11,914,600	10,717,141
Small Companies Fund	2,139,645	3,265,616
Small-Cap Fundamental Value Fund	3,100,261	771,536
Opportunity Fund	350,068	1,498,206
Maryland Bond Fund	3,182,637	2,350,000
Intermediate Income Fund	24,879,511	17,566,559

Notes to Financial Statements
May 31, 2010 and June 30, 2010

Note 5. Federal Income Tax and Investment Transactions

As of May 31, 2010, distributable earnings (accumulated losses) on a tax basis were as follows:

	Growth Equity	Value Equity	Flexible Value	Small-Cap	Small Companies
	Fund	Fund	Fund	Growth Fund	Fund

Cost of Investments	$83,947,999	$142,694,472	$17,509,694	$134,623,116	$61,201,985

Gross tax unrealized appreciation	22,491,726	18,215,233	2,331,668	31,898,735	18,190,371
Gross tax unrealized depreciation	(3,691,287)	(7,726,072)	(1,095,396)	(9,106,141)	(3,043,006)

Net tax unrealized appreciation	18,800,439	10,489,161	1,236,272	22,792,594	15,147,365

Net unrealized on foreign currency	—	—	—	—	—

Undistributed ordinary income	—	445,359	—	—	33,265
Undistributed long-term capital gain	—	—	—	—	—

Total distributable earnings	—	445,359	—	—	33,265

Other accumulated gains (losses)	(7,951,372)	(55,493,493)	(6,924,382)	(22,314,597)	(39,684,423)

Total accumulated earnings (losses)	$10,849,067	$(44,558,973)	$(5,688,110)	$477,997	$(24,503,793)

	Small-Cap		Core
	Fundamental	Opportunity	International	Maryland Bond	Intermediate
	Value Fund	Fund	Fund	Fund	Income Fund

Cost of Investments	$34,480,274	$14,452,272	$1,790,624	$178,958,221	$288,224,879

Gross tax unrealized appreciation	5,122,726	1,538,688	—	6,896,453	12,701,740
Gross tax unrealized depreciation	(1,671,497)	(1,136,573)	—	(315,799)	(168,394)

Net tax unrealized appreciation	3,451,229	402,115	—	6,580,654	12,533,346

Net unrealized on foreign currency	—	—	318,319	—	—

Undistributed ordinary income*	1,639,954	—	814,254	367,916	1,111,434
Undistributed long-term capital gain	581,144	—	—	—	—

Total distributable earnings	2,221,098	—	814,254	367,916	1,111,434

Other accumulated gains (losses)	—	(98,589,331)	(130,988,331)	(656,164)	(3,066,261)

Total accumulated earnings (losses)	$5,672,327	$(98,187,216)	$(129,855,758)	$6,292,406	$10,578,519

*	Amount shown for Maryland Bond Fund is tax-exempt

At June 30, 2010, distributable earnings (accumulated losses) on a tax basis were as follows:

	Growth Equity	Value Equity	Flexible Value	Small-Cap	Small
	Fund	Fund	Fund	Growth Fund	Companies Fund

Cost of Investments	$89,552,089	$136,144,246	$18,750,922	$138,741,714	$60,489,238

Gross tax unrealized appreciation	20,521,521	15,886,395	2,017,030	25,453,731	15,662,066
Gross tax unrealized depreciation	(5,821,922)	(11,460,139)	(1,539,475)	(11,138,768)	(3,895,420)

Net tax unrealized appreciation	14,699,599	4,426,256	477,555	14,314,963	11,766,646

Undistributed ordinary income	—	43,281	—	—	41,975
Undistributed long-term capital gain	—	—	—	—	—

Total distributable earnings	—	43,281	—	—	41,975

Other accumulated gains (losses)	(7,959,954)	(56,119,631)	(6,909,497)	(20,445,993)	(39,650,177)

Total accumulated earnings (losses)	$6,739,645	$(51,650,094)	$(6,431,942)	$(6,131,030)	$(27,841,556)

Notes to Financial Statements
May 31, 2010 and June 30, 2010

	Small-Cap
	Fundamental	Opportunity	Maryland Bond	Intermediate
	Value Fund	Fund	Fund	Income Fund

Cost of Investments	$36,841,277	$13,788,560	$186,062,862	$295,429,867

Gross tax unrealized appreciation	3,383,628	1,214,564	7,063,359	15,064,383
Gross tax unrealized depreciation	(3,192,366)	(1,482,331)	(310,317)	(66,416)

Net tax unrealized appreciation	191,262	(267,767)	6,753,042	14,997,967

Undistributed ordinary income*	1,639,953	—	364,860	1,166,600
Undistributed long-term capital gain	581,144	—	—	—

Total distributable earnings	2,221,097	—	364,860	1,166,600

Other accumulated gains (losses)	(30,938)	(62,887,829)	(653,070)	(2,867,722)

Total accumulated earnings (losses)	$2,381,421	$(63,155,596)	$6,464,832	$13,296,845

*	Amount shown for Maryland Bond Fund is tax-exempt

The differences between componenets of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, post-October losses and dividend payables.

At May 31, 2010, the following capital loss carryforwards were available:

	Expiring	Expiring	Expiring	Expiring	Expiring	Expiring	Expiring	Expiring
	2011	2012	2013	2014	2015	2016	2017	2018	Total

Growth Equity Fund	$—	$—	$—	$—	$—	$—	$4,509,656	$3,441,715	$7,951,371
Value Equity Fund	—	—	—	—	—	—	27,273,624	28,219,869	55,493,493
Flexible Value Fund	—	—	—	—	—	3,629,053	—	3,281,373	6,910,426
Small-Cap Growth Fund	—	—	—	—	—	—	11,479,190	10,835,407	22,314,597
Small Companies Fund	—	—	—	—	—	—	6,306,553	33,377,870	39,684,423
Small-Cap Fundamental Value Fund	—	—	—	—	—	—	—	—	—
Opportunity Fund	35,701,503	22,992,793	458,257	32,106,135	—	—	6,595,707	734,936	98,589,331
Core International Fund	—	—	—	—	—	—	34,247,166	80,943,621	115,190,787
Maryland Bond Fund	—	—	—	—	74,523	4,432	—	209,293	288,248
Intermediate Income Fund	—	—	—	—	—	—	—	2,272,678	2,272,678

At June 30, 2010, the following capital loss carryforwards were available:

	Expiring	Expiring	Expiring	Expiring	Expiring	Expiring	Expiring	Expiring
	2011	2012	2013	2014	2015	2016	2017	2018	Total

Growth Equity Fund	$—	$—	$—	$—	$—	$4,509,656	$3,441,715	$8,583	$7,959,954
Value Equity Fund	—	—	—	—	—	27,273,624	28,219,869	626,138	56,119,631
Flexible Value Fund	—	—	—	—	3,628,124	—	3,281,373	—	6,909,497
Small-Cap Growth Fund	—	—	—	—	—	9,610,586	10,835,407	—	20,445,993
Small Companies Fund	—	—	—	—	—	6,272,309	33,377,870	—	39,650,179
Small-Cap Fundamental Value Fund	—	—	—	—	—	—	—	30,938	30,938
Opportunity Fund	22,992,793	458,257	32,106,135	—	—	6,595,707	734,937	—	62,887,829
Maryland Bond Fund	—	—	—	74,485	4,432	—	209,293	—	288,210
Intermediate Income Fund	—	—	—	—	—	—	1,946,669	—	1,946,669

Notes to Financial Statements
May 31, 2010 and June 30, 2010

Distributions during the fiscal years ended as noted were characterized for tax purposes as follows:

	Tax Exempt Income			Ordinary Income
	June 30,	May 31,	May 31,	June 30,	May 31,	May 31,
	2010	2010	2009	2010	2010	2009

Growth Equity Fund	$—	$—	$—	$—	$—	$—
Value Equity Fund	—	—	—	499,136	2,901,178	3,024,115
Flexible Value Fund	—	—	—	5,855	78,411	68,672
Small-Cap Growth Fund	—	—	—	—	—	—
Small Companies Fund	—	—	—	84,469	156,274	—
Small-Cap Fundamental Value Fund	—	—	—	—	483,380	—
Opportunity Fund	—	—	—	—	—	—
Core International Fund*	N/A	—	—	N/A	1,791,264	5,376,245
Maryland Bond Fund	364,860	4,180,078	3,415,036	—	419	6,827
Intermediate Income Fund	—	—	—	921,053	9,789,841	7,408,229

	Long-Term Capital Gainˆ			Return of Capital
	June 30,	May 31,	May 31,	June 30,	May 31,	May 31,
	2010	2010	2009	2010	2010	2009

Growth Equity Fund	$—	$—	$204,586	$—	$—	$—
Value Equity Fund	—	—	—	—	—	—
Flexible Value Fund	—	—	—	16,421	16,760	5,740
Small-Cap Growth Fund	—	—	4,409,222	—	—	—
Small Companies Fund	—	—	2,220,345	—	—	48,464
Small-Cap Fundamental Value Fund	—	—	—	—	—	6,385
Opportunity Fund	—	—	—	—	—	—
Core International Fund*	N/A	—	55,806,783	N/A	—	—
Maryland Bond Fund	—	—	—	—	—	—
Intermediate Income Fund	—	—	80,696	—	—	—

*	Fund liquidated on June 21, 2010.
ˆ	Designated as a long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

During the fiscal year ended May 31, 2009, the Intermediate Income Fund paid distributions which included equalization debits of $55,710.

On the Statements of Assets and Liabilities, as a result of net operating loss incurred, adjustments to holdings of Real Estate Investment Trusts, currency gains, distribution reclassifications and income adjustments to asset-backed security transactions, certain amounts for the year ended May 31, 2010, have been reclassified. The reclassification has no impact on the net assets of the Funds.

	Accumulated	Accumulated
	Net Investment	Net Realized	Paid-in
	Income (Loss)	Gain (Loss)	Capital

Growth Equity Fund	$498,847	$—	$(498,847)
Value Equity Fund	(15,095)	15,095	—
Flexible Value Fund	17,706	(946)	(16,760)
Small-Cap Growth Fund	1,436,079	—	(1,436,079)
Small Companies Fund	—	—	—
Small-Cap Fundamental Value Fund	12,333	(12,333)	—
Opportunity Fund	49,828	20,954,523	(21,004,351)
Core International Fund	25,236	(25,236)	—
Maryland Bond Fund	—	—	—
Intermediate Income Fund	343,116	(343,116)	—

Notes to Financial Statements
May 31, 2010 and June 30, 2010

On the Statements of Assets and Liabilities, as a result of net operating loss incurred, adjustments to holdings of Real Estate Investment Trusts, currency gains, distribution reclassifications and income adjustments to asset-backed security transactions, certain amounts for the period ended June 30, 2010, have been reclassified. The reclassification has no impact on the net assets of the Funds.

	Accumulated	Accumulated
	Net Investment	Net Realized	Paid-in
	Income (Loss)	Gain (Loss)	Capital

Growth Equity Fund	$68,076	$—	$(68,076)
Value Equity Fund	—	—	—
Flexible Value Fund	16,421	—	(16,421)
Small-Cap Growth Fund	125,803	—	(125,803)
Small Companies Fund	(81)	79	2
Small-Cap Fundamental Value Fund	48,035	—	(48,035)
Opportunity Fund	9,916	35,618,586	(35,628,502)
Maryland Bond Fund	—	—	—
Intermediate Income Fund	36,312	(36,311)	(1)

At May 31, 2010, the following Funds deferred, on a tax basis, post-October losses of:

Growth Equity Fund	$—
Value Equity Fund	—
Flexible Value Fund	13,956
Small-Cap Growth Fund	—
Small Companies Fund	—
Small-Cap Fundamental Value Fund	—
Opportunity Fund	—
Core International Fund	15,797,544
Maryland Bond Fund	—
Intermediate Income Fund	—

The Funds did not defer, on a tax basis, any post-October losses at June 30, 2010.

Note 6. Concentration of Risk

Core International Fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Maryland Bond Fund is non-diversified and may focus its investments in the securities of a limited number of issuers. Concentration of Maryland Bond Fund in securities of a limited amount of issuers exposes the Fund to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issues. Maryland Bond Fund invests a substantial amount of its assets in issuers located in Maryland and therefore, it is more susceptible to economic, environmental and political factors adversely affecting issuers of Maryland municipal securities than would be comparable tax-exempt mutual funds that invest nationally. These factors may have an adverse effect on the issuers’ ability to meet their continued obligations to pay interest and principal to investors and therefore impact the value of the Fund’s investments and NAV.

Investors in bond funds should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. Generally bond prices fall when interest rates rise and vice versa. This effect is usually more pronounced for longer-term securities.

Note 7. Subsequent Events

On May 7, 2010, upon recommendation from Brown Investment Advisory Incorporated, the Board of Trustees approved a Plan of Liquidation and Termination for the Brown Advisory Core International Fund. The Fund was completely liquidated and ceased operations on June 21, 2010.

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Brown Advisory Funds and the Board of Trustees of Professionally Managed Portfolios

We have audited the accompanying statements of assets and liabilities of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Cardinal Small Companies Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Core International Fund, Brown Advisory Maryland Bond Fund and the Brown Advisory Intermediate Income Fund, each a series of Professionally Managed Portfolios (the “Trust”), including the schedules of investments, as of May 31, 2010, and the related statements of operations, statements of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and the financial highlights for the year ended May 31, 2009 were audited by other auditors, whose report dated July 28, 2009 and expressed an unqualified opinion on such statements and financial highlights. The financial highlights for each of the years or periods in the three year period ended May 31, 2008 were audited by other auditors whose report dated July 28, 2008, expressed an unqualified opinion on such financial highlights. The statement of changes in net assets and financial highlights of Brown Advisory Flexible Value Fund for the year ended October 31 2008 were audited by other auditors whose report dated December 22, 2008 expressed an unqualified opinion on such statement and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Cardinal Small Companies Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Core International Fund, Brown Advisory Maryland Bond Fund and the Brown Advisory Intermediate Income Fund as of May 31, 2010, the results of their operations, the changes in their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
July 30, 2010

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Brown Advisory Funds and the Board of Trustees of Professionally Managed Portfolios

We have audited the accompanying statements of assets and liabilities of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Cardinal Small Companies Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Maryland Bond Fund and the Brown Advisory Intermediate Income Fund, each a series of Professionally Managed Portfolios (the “Trust”), including the schedules of investments, as of June 30, 2010, and the related statements of operations, statements of changes in net assets and financial highlights for the month then ended and the year ended May 31, 2010. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and the financial highlights for the year ended May 31, 2009 were audited by other auditors, whose report dated July 28, 2009 and expressed an unqualified opinion on such statements and financial highlights. The financial highlights for each of the years or periods in the three year period ended May 31, 2008 were audited by other auditors whose report dated July 28, 2008, expressed an unqualified opinion on such financial highlights. The statement of changes in net assets and financial highlights of Brown Advisory Flexible Value Fund for the year ended October 31 2008 were audited by other auditors whose report dated December 22, 2008 expressed an unqualified opinion on such statement and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Cardinal Small Companies Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Core International Fund, Brown Advisory Maryland Bond Fund and the Brown Advisory Intermediate Income Fund as of June 30, 2010, the results of their operations, the changes in their net assets and the financial highlights for the month then ended and the year ended May 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
July 30, 2010

Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreements (Unaudited)
Period Ended May 31, 2010

At a meeting held on March 8, 2010, the Board (which is comprised entirely of persons who are Independent Trustees as defined under the Investment Company Act) considered the initial approval of an Investment Advisory Agreement for the Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Cardinal Small Companies Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Core International Fund, Brown Advisory Maryland Bond Fund and the Brown Advisory Intermediate Income Fund, each a new series of Professionally Managed Portfolios, with Brown Investment Advisory Incorporated (the “Advisor”). The Board also considered the initial approval of Investment Sub-Advisory Agreements between the Advisor and Cardinal Capital Management, L.L.C. (on behalf of the Brown Cardinal Small Companies Fund), and between the Advisor and Munder Capital Management (on behalf of the Brown Advisory Core International Fund) (each a “Sub-Advisor” and together, the “Sub-Advisors”). The Board considered that the Funds would be substantially similar from an investment objective and policy perspective to existing series of the Forum Funds trust. At this meeting, the Board received and reviewed substantial information regarding the Funds, the Advisor and the Sub-Advisors and the services to be provided by the Advisor and Sub-Advisors to the Funds under the Advisory and Sub-Advisory Agreements. This information formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory and Sub-Advisory Agreements:

1. The nature, extent and quality of the services provided and to be provided by the Advisor and Sub-Advisors under the Advisory Agreements. The Trustees discussed the nature, extent and quality of the Advisor’s and Sub-Advisors’ overall services to be provided to the Funds. The Board considered each of the Advisor’s specific responsibilities and the Sub-Advisors’ specific responsibilities in all aspects of day-to-day management of the Funds as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at the Advisor and Sub-Advisors that would be involved in the day-to-day activities of the Funds. The Board reviewed the proposed services the Advisor would provide to the Funds, noting to what degree those services extended beyond portfolio management and the receipt of additional fees by the Advisor or its affiliates. The Board also reviewed the proposed services the Sub-Advisors would provide to the Funds, noting to what degree those services extended beyond portfolio management and the receipt of additional fees by the Sub-Advisors or their affiliates. The Trustees also considered the structure of both the Advisor’s and Sub-Advisors’ compliance procedures and the trading capabilities of the Sub-Advisors. After reviewing the Advisor’s and Sub-Advisors’ compliance policies and procedures with respect to the Funds, the Board concluded that the policies and procedures were reasonably designed to prevent violation of federal securities laws. The Trustees also considered the services that had been provided by the Advisor and Sub-Advisors to the Forum Funds. The Board concluded that the Advisor and Sub-Advisors had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory and Sub-Advisory Agreements and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided would be satisfactory and reliable.

2. The Funds’ historical year-to-date performance and the overall performance of the Funds. As the Funds were newly created, the Board was unable to review the performance of the Funds. The Board did consider the Advisor’s and Sub-Advisors’ performance history with respect to the existing series of the Forum Funds. In assessing the quality of the portfolio management that would be delivered by the Sub-Advisors to the Funds, the Board reviewed the performance of the former Brown Advisory Funds on both an absolute basis, and in comparison to their peer funds as classified by Lipper. The Board noted that the former Brown Advisory Funds’ performance was good over the short and long term.

3. Costs of Services Provided and Profits Realized by the Advisor and Sub-Advisors. The Board noted that the proposed advisory fee was 0.75% for the Brown Advisory Growth Fund, 0.75% for the Brown Advisory Value Equity Fund, 0.85% for the Brown Advisory Flexible Value Fund, 1.00% for the Brown Advisory Small-Cap Growth Fund, 1.00% for the Brown Cardinal Small Companies Fund, 1.00% for the Brown Advisory Small-Cap Fundamental Value Fund, 1.00% for the Brown Advisory Opportunity Fund, 1.00% for the Brown Advisory Core International Fund, 0.35% for the Brown Advisory Maryland Bond Fund and 0.35% for the Brown Advisory Intermediate Income Fund. For the Brown Advisory Core International Fund, the proposed sub-advisory fee to be paid to Munder Capital Management was 0.50% on the first $100 million; 0.40% on the next $150 million; 0.35% on the next $250 million and 0.30% in excess of $500 million of the Fund’s average daily net assets. For the Brown Cardinal Small Companies Fund, the proposed sub-advisory fee to be paid to Cardinal Capital Management, L.L.C. was 0.75% of the Fund’s average daily net assets.

The Board also noted that the Advisor agreed to contractually waive advisory fees or reimburse Fund expenses to limit the Funds’ expense ratios to 1.15% for Institutional Class Shares and 1.60% for Class A Shares of the Brown Advisory Growth

Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreements (Unaudited)
Period Ended May 31, 2010

Equity Fund; 1.15% for Institutional Class Shares and 1.60% for Class A Shares of the Brown Advisory Value Equity Fund; 1.15% for Institutional Class Shares and 1.35% for Class A Shares of the Brown Advisory Flexible Value Fund; 1.40% for Institutional Class Shares, 1.85% for Class A Shares and 1.35% for Class D Shares of the Brown Advisory Small-Cap Growth Fund; 1.40% for Institutional Class Shares and 1.85% for Class A Shares of the Brown Cardinal Small Companies Fund; 1.40% for Institutional Class Shares and 1.85% for Class A Shares of the Brown Advisory Small-Cap Fundamental Value Fund; 1.50% for Institutional Class Shares and 1.70% for Class A Shares of the Brown Advisory Opportunity Fund; 1.50% for Institutional Class Shares of the Brown Advisory Core International Fund; 0.60% for Institutional Class Shares of the Brown Advisory Maryland Bond Fund; and 0.60% for Institutional Class Shares and 0.80% for Class A Shares of the Brown Advisory Intermediate Income Fund.

The Board also noted that the Funds had a Rule 12b-1 Plan under which the A Shares would impose a Rule 12b-1 fee of up to 0.50% of the Class’s average daily net assets. Additionally, the Board noted that the Funds had a Shareholder Servicing Plan under which the Institutional Shares would impose a shareholder servicing fee of up to 0.05% of the Class’s average daily net assets. The Trustees concluded that the fees to be received by the Advisor and Sub-Advisors were fair and reasonable.

4. Economies of Scale. The Board also considered that economies of scale could be expected to be realized by the Advisor as the assets of the Funds grow. The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses so that the Funds do not exceed their specified expense limitations. The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5. The profits to be realized by the Advisor and its affiliates from their relationship with the Funds. The Trustees discussed the likely overall profitability of the Advisor and Sub-Advisors from managing the new Funds. In assessing possible profitability, the Trustees reviewed the Advisor’s and Sub-Advisors’ financial information and took into account both the likely direct and indirect benefits to the Advisor and Sub-Advisors from advising the Funds. The Trustees concluded that both the Advisor’s and Sub-Advisors’ profit from managing the Funds would likely not be excessive and, after review of relevant financial information, the Advisor and Sub-Advisors would have adequate capitalization and/or would maintain adequate profit levels to support the Funds.

No single factor was determinative of the Board’s decision to approve the Advisory and Sub-Advisory Agreements, but rather the Board based its determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor and Sub-Advisors, including the advisory and sub-advisory fees, were fair and reasonable. The Board therefore determined that the Advisory and Sub-Advisory Agreements would be in the best interests of the Funds and their shareholders.

Subsequent Event:  On May 7, 2010, upon recommendation from Brown Investment Advisory Incorporated, the Board of Trustees approved a Plan of Liquidation and Termination for the Brown Advisory Core International Fund. The Fund was completely liquidated and ceased operations on June 21, 2010.

Expense Examples (Unaudited)

As a share holder of a Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on A share purchases; redemption fees; and exchange fees; and (2) ongoing costs, including investment advisory fees; distribution and/or service fees; and other Fund expenses. These examples is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 – May 31, 2010 or January 1, 2010 – June 30, 2010).

Actual Expenses – The “Actual Return” row in the following table provides information about actual account values based on actual returns and actual expenses. As a shareholder you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently, the Fund’s transfer agent charges a $15.00 fee. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares less than 14 days after you purchase them for the Institutional Share Class (there is not a redemption fee for A Shares or D Shares). Individual Retirement Accounts (“IRA”) that are held directly at the Fund will be charged a $15.00 annual maintenance fee. IRAs held by broker-dealers or through other means, may or may not incur an annual maintenance fee. Yet, if IRAs maintenance fees are charged to accounts held elsewhere, the fees charged may be more or may be less than $15.00. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example below. The example below includes, but is not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6). Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The “Hypothetical Return” row in the following tables provide information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Annualized
	Account Value	Account Value	Expenses Paid	Expense
	December 1, 2009	May 31, 2010	During the Period*	Ratio*

Growth Equity Fund
Institutional Shares Actual Return	$1,000	$1,064	$5.53	1.07%
Hypothetical (5% annual return before expenses)	1,000	1,025	5.42	1.07%
A Shares Actual Return	1,000	1,061	7.88	1.53%
Hypothetical (5% annual return before expenses)	1,000	1,017	7.71	1.53%

Value Equity Fund
Institutional Shares Actual Return	1,000	983	4.99	1.01%
Hypothetical (5% annual return before expenses)	1,000	1,025	5.09	1.01%
A Shares Actual Return	1,000	981	7.19	1.46%
Hypothetical (5% annual return before expenses)	1,000	1,018	7.32	1.46%

Expense Examples (Unaudited)

	Beginning	Ending		Annualized
	Account Value	Account Value	Expenses Paid	Expense
	December 1, 2009	May 31, 2010	During the Period*	Ratio*

Flexible Value Fund
Institutional Shares Actual Return	$1,000	$1,003	$5.58	1.12%
Hypothetical (5% annual return before expenses)	1,000	1,025	5.64	1.12%
A Shares Actual Return	1,000	1,001	6.74	1.35%
Hypothetical (5% annual return before expenses)	1,000	1,025	6.82	1.35%

Small-Cap Growth Fund
Institutional Shares Actual Return	1,000	1,084	6.73	1.30%
Hypothetical (5% annual return before expenses)	1,000	1,025	6.54	1.30%
A Shares Actual Return	1,000	1,082	9.06	1.75%
Hypothetical (5% annual return before expenses)	1,000	1,025	8.81	1.75%
D Shares Actual Return	1,000	1,084	7.40	1.42%
Hypothetical (5% annual return before expenses)	1,000	1,025	7.19	1.42%

Small Companies Fund
Institutional Shares Actual Return	1,000	1,123	7.15	1.35%
Hypothetical (5% annual return before expenses)	1,000	1,025	6.82	1.35%
A Shares Actual Return	1,000	1,122	9.53	1.80%
Hypothetical (5% annual return before expenses)	1,000	1,025	9.10	1.80%

Small-Cap Fundamental Fund
Institutional Shares Actual Return	1,000	1,109	7.63	1.45%
Hypothetical (5% annual return before expenses)	1,000	1,025	7.33	1.45%

Opportunity Fund
Institutional Shares Actual Return	1,000	1,022	7.56	1.50%
Hypothetical (5% annual return before expenses)	1,000	1,025	7.57	1.50%

Core International Fund
Institutional Shares Actual Return	1,000	859	6.70	1.45%
Hypothetical (5% annual return before expenses)	1,000	1,025	7.30	1.45%

Maryland Bond Fund
Institutional Shares Actual Return	1,000	1,015	3.01	0.60%
Hypothetical (5% annual return before expenses)	1,000	1,025	3.02	0.60%

Intermediate Income Fund
Institutional Shares Actual Return	1,000	1,017	2.97	0.59%
Hypothetical (5% annual return before expenses)	1,000	1,025	2.98	0.59%
A Shares Actual Return	1,000	1,016	4.09	0.81%
Hypothetical (5% annual return before expenses)	1,000	1,025	4.11	0.81%

Expense Examples (Unaudited)

	Beginning	Ending		Annualized
	Account Value	Account Value	Expenses Paid	Expense
	January 1, 2010	June 30, 2010	During the Period*	Ratio*

Growth Equity Fund
Institutional Shares Actual Return	$1,000	$973	$5.09	1.04%
Hypothetical (5% annual return before expenses)	1,000	1,025	5.22	1.04%
A Shares Actual Return	1,000	971	7.30	1.49%
Hypothetical (5% annual return before expenses)	1,000	1,017	7.47	1.49%

Value Equity Fund
Institutional Shares Actual Return	1,000	916	4.70	0.99%
Hypothetical (5% annual return before expenses)	1,000	1,025	4.96	0.99%
A Shares Actual Return	1,000	914	6.85	1.44%
Hypothetical (5% annual return before expenses)	1,000	1,018	7.22	1.44%

Flexible Value Fund
Institutional Shares Actual Return	1,000	939	5.32	1.11%
Hypothetical (5% annual return before expenses)	1,000	1,025	5.55	1.11%
A Shares Actual Return	1,000	937	6.42	1.34%
Hypothetical (5% annual return before expenses)	1,000	1,025	6.71	1.34%

Small-Cap Growth Fund
Institutional Shares Actual Return	1,000	976	6.19	1.26%
Hypothetical (5% annual return before expenses)	1,000	1,025	6.34	1.26%
A Shares Actual Return	1,000	975	8.07	1.65%
Hypothetical (5% annual return before expenses)	1,000	1,025	8.28	1.65%
D Shares Actual Return	1,000	977	6.83	1.39%
Hypothetical (5% annual return before expenses)	1,000	1,025	6.99	1.39%

Small Companies Fund
Institutional Shares Actual Return	1,000	1,015	6.57	1.31%
Hypothetical (5% annual return before expenses)	1,000	1,025	6.60	1.31%
A Shares Actual Return	1,000	1,011	8.87	1.78%
Hypothetical (5% annual return before expenses)	1,000	1,025	8.93	1.78%

Small-Cap Fundamental Fund
Institutional Shares Actual Return	1,000	966	7.22	1.48%
Hypothetical (5% annual return before expenses)	1,000	1,025	7.43	1.48%

Opportunity Fund
Institutional Shares Actual Return	1,000	938	6.15	1.28%
Hypothetical (5% annual return before expenses)	1,000	1,025	6.42	1.28%

Expense Examples (Unaudited)

	Beginning	Ending		Annualized
	Account Value	Account Value	Expenses Paid	Expense
	January 1, 2010	June 30, 2010	During the Period*	Ratio*

Maryland Bond Fund
Institutional Shares Actual Return	$1,000	$1,020	$2.48	0.49%
Hypothetical (5% annual return before expenses)	1,000	1,025	2.48	0.49%

Intermediate Income Fund
Institutional Shares Actual Return	1,000	1,045	2.93	0.58%
Hypothetical (5% annual return before expenses)	1,000	1,025	2.90	0.58%
A Shares Actual Return	1,000	1,044	3.95	0.78%
Hypothetical (5% annual return before expenses)	1,000	1,025	3.91	0.78%

*	Expenses are equal to a Fund’s annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year divided by 365 (to reflect the half-period).

Trustees and Officers (Unaudited)

Number of
Portfolios
		Term of		in Fund
		Office and		Complex[2]	Other
Name, Address		Length of	Principal Occupation	Overseen by	Directorships
and Age	Positions with the Trust[1]	Time Served	During Past Five Years	Trustees	Held
Independent Trustees of the Trust

Dorothy A. Berry (born 1943) c/o USBFS 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term; Since May 1991.	President, Talon Industries, Inc. (administrative, management and business consulting); formerly, Executive Vice President and Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	10ˆ	Trustee, PNC Funds, Inc.

Wallace L. Cook (born 1939) c/o USBFS 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Investment Consultant; formerly, Chief Executive Officer, Rockefeller Trust Co., (prior thereto Senior Vice President), and Managing Director, Rockefeller & Co. (Investment Manager and Financial Advisor); formerly, Senior Vice President, Norton Simon, Inc.	10ˆ	The Dana Foundation; The Univ. of Virginia Law School Fdn.

Carl A. Froebel (born 1938) c/o USBFS 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Former Owner, Golf Adventures, LLC, (Vacation Services); formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).	10ˆ	None.

Steven J. Paggioli (born 1950) c/o USBFS 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Consultant, since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (“ICA”) (mutual fund administrator).	10ˆ	Independent Trustee, The Managers Funds, Managers AMG Funds, Aston Funds; Advisory Board Member, Sustainable Growth Advisers, LP; Independent Director, Chase Investment Counsel; formerly Independent Director, Guardian Mutual Funds.

Trustees and Officers (Unaudited)

Number of
Portfolios
		Term of		in Fund
		Office and		Complex[2]	Other
Name, Address		Length of	Principal Occupation	Overseen by	Directorships
and Age	Positions with the Trust[1]	Time Served	During Past Five Years	Trustees	Held
Officers of the Trust

Robert M. Slotky (born 1947) c/o USBFS 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term; Since August 2002. Indefinite Term; Since September 2004. Indefinite Term; Since December 2005.	Senior Vice President, U.S. Bancorp Fund Services, LLC, since July 2001.	Not Applicable.	Not Applicable.

Eric W. Falkeis (born 1973) c/o USBFS 615 East Michigan St. Milwaukee, WI 53202	Executive Vice President	Indefinite Term; Since November 2009.	Senior Vice President, USBFS since September 2007; Chief Financial Officer, U.S. Bancorp Fund Services, LLC, since April 2006; Vice President, U.S. Bancorp Fund Services, LLC since 1997.	Not Applicable.	Not Applicable.

Patrick J. Rudnick (born 1973) c/o USBFS 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since November 2009.	Vice President, U.S. Bancorp Fund Services, LLC, since 2006; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	Not Applicable.	Not Applicable.

Elaine E. Richards (born 1968) c/o USBFS 2020 E. Financial Way Suite 100 Glendora, CA 91741	Secretary	Indefinite Term; Since February 2008.	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC, since July 2007; formerly, Vice President and Senior Counsel, Wells Fargo Funds Management, LLC (2004-2007); formerly, Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC (1998-2004).	Not Applicable.	Not Applicable.

[1]	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

[2]	The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies to the Fund. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

ˆ	For the fiscal year ended June 30, 2010, the number of portfolios in Fund complex overseen by the Trustee was reduced to nine due to the liquidation of the Core International Fund.

Information About Proxy Voting (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 800-540-6807 and by accessing the Funds’ website at www.brownadvisory.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, by calling toll-free at 800-540-6807. In addition, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

Information About the Portfolio Holdings (Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at 800-540-6807. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ schedules of portfolio holdings are posted on their website at www.brownadvisory.com within ten business days after calendar quarter end.

Shareholder Proxy Vote (Unaudited)

At a special meeting of the shareholders, held on April 9, 2010, shares were voted as follows on the reorganization of the Funds from the Forum Funds Trust into Professionally Managed Portfolios Trust:

	For	Against	Abstain

Growth Equity Fund	6,222,113	4,048	—
Value Equity Fund	12,616,821	—	—
Flexible Value Fund	1,612,075	—	—
Small-Cap Growth Fund	11,837,836	2,009	—
Small Companies Fund	5,799,291	181	—
Small-Cap Fundamental Value Fund	2,499,669	—	—
Opportunity Fund	745,685	947	—
Core International Fund	14,464,039	—	—
Maryland Bond Fund	13,982,056	—	—
Intermediate Income Fund	21,292,822	6,353	5,178

Federal Tax Status of Dividends Declared during the Tax Year (Unaudited)

For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. All net investment income dividends were ordinary income. The percentage of ordinary income distributions designated as qualifying for the corporate dividend received deduction (“DRD”), the individual qualified dividend rate (“QDI”), the qualifying interest income exempt from U.S. tax for foreign shareholders (“QII”) and the qualifying short-term capital gain dividends exempt from U.S. tax for foreign shareholders (“QSTCG”) is presented below.

	% of
	Tax-Exempt
	Income
	Distributions	QDI	DRD	QII	STCG%

For The Year Ended May 31, 2010:
Growth Equity Fund	0.00%	0.00%	0.00%	0.00%	0.00%
Value Equity Fund	0.00%	62.82%	53.32%	0.05%	0.00%
Flexible Value Fund	0.00%	57.21%	23.29%	0.58%	0.00%
Small Cap Growth Fund	0.00%	0.00%	0.00%	0.00%	0.00%
Small Companies Fund	0.00%	54.07%	54.07%	0.47%	0.00%
Small-Cap Fundamental Value Fund	0.00%	15.85%	15.85%	0.39%	77.63%
Opportunity Fund	0.00%	0.00%	0.00%	0.00%	0.00%
Core International Fund	0.00%	100.00%	0.00%	0.00%	0.00%
Maryland Bond Fund	100.00%	0.00%	0.00%	0.01%	0.00%
Intermediate Income Fund	0.00%	0.00%	0.00%	94.62%	0.00%

	% of
	Tax-Exempt
	Income
	Distributions	QDI	DRD	QII	STCG%

For The Period Ended June 30, 2010:
Growth Equity Fund	0.00%	0.00%	0.00%	0.00%	0.00%
Value Equity Fund	0.00%	44.47%	30.28%	0.13%	0.00%
Flexible Value Fund	0.00%	100.00%	100.00%	0.66%	0.00%
Small Cap Growth Fund	0.00%	0.00%	0.00%	0.00%	0.00%
Small Companies Fund	0.00%	81.91%	81.91%	0.28%	0.00%
Small-Cap Fundamental Value Fund	0.00%	0.00%	0.00%	0.00%	0.00%
Opportunity Fund	0.00%	0.00%	0.00%	0.00%	0.00%
Maryland Bond Fund	100.00%	0.00%	0.00%	0.00%	0.00%
Intermediate Income Fund	0.00%	0.00%	0.00%	0.93%	0.00%

BROWN ADVISORY FUNDS

INVESTMENT ADVISOR
Brown Investment Advisory Incorporated
901 South Bond Street
Suite 400
Baltimore, Maryland 21231
www.brownadvisory.com

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 540-6807

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker, LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY 10022

	Institutional Shares		A Shares
	Symbol	CUSIP	Symbol	CUSIP

Brown Advisory Growth Equity Fund	BIAGX	74316J201	BAGAX	74316J102
Brown Advisory Value Equity Fund	BIAVX	74316J409	BAVAX	74316J300
Brown Advisory Flexible Value Fund	BIAFX	74316J607	BAFVX	74316J508
Brown Advisory Small-Cap Growth Fund	BIASX	74316J805	BASAX	74316J706
Brown Cardinal Small Companies Fund	BIACX	74316J862	BASVX	74316J870
Brown Advisory Small-Cap Fundamental Value Fund	BIAUX	74316J854	—	—
Brown Advisory Opportunity Fund	BIAOX	74316J847	—	—
Brown Advisory Maryland Bond Fund	BIAMX	74316J821	—	—
Brown Advisory Intermediate Income Fund	BIAIX	74316J797	BIATX	74316J813

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the periods covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is filed herewith.
Item 3. Audit Committee Financial Expert.
The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.
Brown Advisory Growth Equity Fund

	FYE 6/30/2010	FYE 5/31/2010

Audit Fees	$5,100	$16,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,200	$2,200
All Other Fees	N/A	N/A
Brown Advisory Value Equity Fund

	FYE 6/30/2010	FYE 5/31/2010

Audit Fees	$5,100	$16,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,200	$2,200
All Other Fees	N/A	N/A

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Brown Advisory Flexible Value Fund

	FYE 6/30/2010	FYE 5/31/2010

Audit Fees	$5,100	$16,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,200	$2,200
All Other Fees	N/A	N/A
Brown Advisory Small-Cap Growth Fund

	FYE 6/30/2010	FYE 5/31/2010

Audit Fees	$5,100	$16,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,200	$2,200
All Other Fees	N/A	N/A
Brown Cardinal Small Companies Fund

	FYE 6/30/2010	FYE 5/31/2010

Audit Fees	$5,100	$16,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,200	$2,200
All Other Fees	N/A	N/A
Brown Advisory Small-Cap Fundamental Value Fund

	FYE 6/30/2010	FYE 5/31/2010

Audit Fees	$5,100	$16,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,200	$2,200
All Other Fees	N/A	N/A
Brown Advisory Opportunity Fund

	FYE 6/30/2010	FYE 5/31/2010

Audit Fees	$5,100	$16,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,200	$2,200
All Other Fees	N/A	N/A
Brown Advisory Maryland Bond Fund

	FYE 6/30/2010	FYE 5/31/2010

Audit Fees	$5,100	$16,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,200	$2,200
All Other Fees	N/A	N/A

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Brown Advisory Intermediate Income Fund

	FYE 6/30/2010	FYE 5/31/2010

Audit Fees	$5,100	$16,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,200	$2,200
All Other Fees	N/A	N/A
The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two fiscal years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.
Brown Advisory Growth Equity Fund

Non-Audit Related Fees	FYE 6/30/2010	FYE 5/31/2010

Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A
Brown Advisory Value Equity Fund

Non-Audit Related Fees	FYE 6/30/2010	FYE 5/31/2010

Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

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Brown Advisory Flexible Value Fund

Non-Audit Related Fees	FYE 6/30/2010	FYE 5/31/2010

Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A
Brown Advisory Small-Cap Growth Fund

Non-Audit Related Fees	FYE 6/30/2010	FYE 5/31/2010

Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A
Brown Cardinal Small Companies Fund

Non-Audit Related Fees	FYE 6/30/2010	FYE 5/31/2010

Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A
Brown Advisory Small-Cap Fundamental Value Fund

Non-Audit Related Fees	FYE 6/30/2010	FYE 5/31/2010

Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A
Brown Advisory Opportunity Fund

Non-Audit Related Fees	FYE 6/30/2010	FYE 5/31/2010

Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A
Brown Advisory Maryland Bond Fund

Non-Audit Related Fees	FYE 6/30/2010	FYE 5/31/2010

Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A
Brown Advisory Intermediate Income Fund

Non-Audit Related Fees	FYE 6/30/2010	FYE 5/31/2010

Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

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Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.
Item 11. Controls and Procedures.
(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

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(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
     (Registrant) Professionally Managed Portfolios

By (Signature and Title)	/s/ Robert M. Slotky

Robert M. Slotky, President

Date	August 5, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert M. Slotky

Robert M. Slotky, President

Date	August 5, 2010

By (Signature and Title)	/s/ Patrick J. Rudnick

Patrick J. Rudnick, Treasurer

Date	August 9, 2010

*	Print the name and title of each signing officer under his or her signature.

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